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As filed with the Securities and Exchange Commission on April 29, 2003.

Registration Nos. 333-75729
811-07543

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 8	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 87	[X]

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Variable Account A

(Exact name of Registrant)

Keyport Life Insurance Company

(Name of Depositor)

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One Sun Life Executive Park, Wellesley Hills, MA 02481

(Address of Depositor's Principal Executive Offices (Zip Code)

Depositor's Telephone Number, including Area Code: 781-446-1974

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Edward M. Shea, Esq.

Assistant Vice President and Senior Counsel

Keyport Life Insurance Company

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Name and Address of Agent for Service)

copy to:

Joan E. Boros, Esq.

Christopher S. Petito, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

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It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 1, 2003 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485

( ) on [date] pursuant to paragraph (a)(1) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit Index on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

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PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

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This Amendment No. 8 to the Registration Statement on Form N-4 (File Nos. 333-75729, 811-07543) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI"). This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 4 to the Registration Statement.

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PART A

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May 1, 2003 Prospectus for

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Keyport Charter Variable Annuity

Annuities are:
not insured by the FDIC or any other federal government agency;
not a deposit or other obligation of, underwritten or
guaranteed by, the depository institution;
subject to investment risks, including the
possible loss of principal amount invested.

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PROSPECTUS FOR

KEYPORT CHARTER VARIABLE ANNUITY

GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACTS

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT LIFE INSURANCE COMPANY

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This prospectus describes the Keyport Charter variable annuity group Contracts and Certificates offered by Keyport Life Insurance Company. The prospectus also offers the Certificates in the form of Individual Contracts, where required by certain states. All discussion of Certificates applies to the Contracts and Individual Contracts unless specified otherwise.

Under the Certificate, you may elect to have value accumulate on a variable or fixed basis. You may also elect to receive periodic annuity payments on either a variable or a fixed basis. This prospectus generally describes only the variable features of the Certificate. For a summary of the Fixed Account and its features, see Appendix A. The Certificates are designed to help you in your retirement planning. You may purchase them on a tax qualified or non-tax qualified basis. Because they are offered on a flexible payment basis, you are permitted to make multiple payments (except in Oregon where they are offered only on a single purchase payment basis). As of the date of this prospectus the Certificate is not available for sale in Oregon. If you live in Oregon, you or your agent should call 1-800-426-3750 to see whether the Certificate has been approved for sale in your state.

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We will allocate your purchase payments to the investment options and the Fixed Account in the proportions you choose. The Certificate currently offers thirty-two investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

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AIM VARIABLE INSURANCE FUNDS, INC.: AIM V.I. Capital Appreciation Fund; AIM V.I. International Growth Fund; and AIM V.I. Premier Equity Fund

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ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: AllianceBernstein Growth & Income Portfolio; AllianceBernstein Premier Growth Portfolio; AllianceBernstein Technology Portfolio and AllianceBernstein Worldwide Privatization Portfolio

LIBERTY VARIABLE INVESTMENT TRUST: Columbia High Yield Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Liberty Growth & Income Fund, Variable Series (formerly Colonial U.S. Growth & Income Fund, Variable Series); Columbia Real Estate Equity Fund, Variable Series ; Liberty All-Star Equity Fund, Variable Series; Liberty Select Value Fund, Variable Series; Liberty S&P 500 Index Fund, Variable Series; and Newport Tiger Fund, Variable Series

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MFS VARIABLE INSURANCE TRUST: MFS Emerging Growth Series; MFS Investors Growth Series; MFS Investors Trust Series; and MFS New Discovery Series

RYDEX VARIABLE TRUST: OTC Fund

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STEINROE VARIABLE INVESTMENT TRUST: Liberty Federal Securities Fund, Variable Series; Liberty Asset Allocation Fund, Variable Series (formerly Stein Roe Balanced Fund, Variable Series); Stein Roe Growth Stock Fund, Variable Series; and Liberty Money Market Fund, Variable Series (formerly Stein Roe Money Market Fund, Variable Series)

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VARIABLE INSURANCE PRODUCTS FUND: Equity Income Portfolio

VARIABLE INSURANCE PRODUCTS FUNDS: Dynamic Capital Appreciation Portfolio and Growth Opportunities Portfolio

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WANGER ADVISORS TRUST: Wanger Foreign Forty; Wanger International Small Cap; Wanger Twenty; and Wanger U.S. Smaller Companies

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You may not purchase a Certificate if either you or the Annuitant are over 85 years old before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are over 75 years old before we receive your application (age 85 applies to Roth IRAs).

The purchase of a Contract or Certificate involves certain risks. Investment performance of the Sub-accounts may vary based on the performance of the related Eligible Funds. We do not guarantee any minimum Certificate Value for amounts allocated to the Sub-accounts. In addition, benefits based on the Fixed Account may be subject to a market value adjustment. As a result, withdrawal benefits, death benefits, settlement values, transfers to Eligible Funds, or periodic income payments may be adjusted upward or downward.

The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. The agent selling the Certificates has information concerning the eligibility for and the availability of the other certificates.

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This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing us at P.O. Box 9133, Wellesley Hills, MA 02481, by calling (800) 437-4466, or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page 55 of this prospectus.

The date of this prospectus is May 1, 2003.

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The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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DEFINITIONS

Accumulation Unit: A unit of measurement used to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Attained Age: The age of an individual, in years, as of their last birthday.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective that is the date when we receive your completed application and initial purchase payment.

Certificate Owner ("you"): The person(s) having the privileges of ownership defined in the Certificate.

Certificate Value: The sum of the Variable Account Value and the Fixed Account Value under your Certificate at a given time.

Certificate Withdrawal Value: The Certificate Value increased or decreased by a market value adjustment that applies to any Fixed Account Value less any premium taxes, certificate maintenance charge and surrender charge.

Certificate Year: Each 12-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("we", "us", "our", "Keyport"): Keyport Life Insurance Company.

Covered Person: The person(s) identified in the Certificate whose death may result in an adjustment of Certificate Value, a waiver of any surrender charges and a waiver of any market value adjustment or whose medical stay in a hospital or nursing facility may allow the Certificate Owner to be eligible for either a total or partial waiver of the surrender charge.

Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

Fixed Account: Part of our general account into which purchase payments or Certificate Values may be allocated or transferred.

Fixed Account Value: The value of all Fixed Account amounts accumulated under your Certificate prior to the Income Date.

Guarantee Period Anniversary: An anniversary of a Guarantee Period's Start Date.

Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Later Guarantee Period Months begin on the same day in the following months.

Guarantee Period Year: The 12-month period which begins on the Start Date. Guarantee Period Years thereafter begin on each Guaranteed Period Anniversary.

In Force: The status of the Certificate before the Income Date so long as:

(1)	it is not totally surrendered,
(2)	the Certificate Value under a Certificate does not go to zero, and
(3)	there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Net Asset Value: The difference between the value of assets and the amount of liabilities.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Start Date: The date money is first allocated to a Guarantee Period of the Fixed Account.

Variable Account: Variable Account A which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-accounts which invest in shares of an Eligible Fund.

Variable Account Value: The value of all Variable Account amounts accumulated under your Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed at our office.

SUMMARY OF CERTIFICATE FEATURES

This summary does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements that differ from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificate.

Purchase of the Certificate

You may make multiple purchase payments (except in Oregon). The minimum initial payment is $5,000. For individual retirement annuities the minimum payment is $2,000. (See "Purchase Payments and Applications".)

Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the following Eligible Funds:

AIM Variable Insurance Funds, Inc. ("AIM Insurance Funds")

  AIM V.I. Capital Appreciation Fund ("AIM Capital Appreciation")

  AIM V.I. International Growth Fund ("AIM International Growth")

  AIM V.I. Premier Equity Fund ("AIM Premier Equity")

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Alliance Variable Products Series Fund, Inc. ("AllianceBernstein Series Fund")

  AllianceBernstein Growth & Income Portfolio ("AllianceBernstein Growth & Income")

  AllianceBernstein Premier Growth Portfolio ("AllianceBernstein Premier Growth")

  AllianceBernstein Technology Portfolio ("AllianceBernstein Technology")

  AllianceBernstein Worldwide Privatization Portfolio ("AllianceBernstein Worldwide Privatization")

Liberty Variable Investment Trust ("Liberty Trust")

  Colonial Small Cap Value Fund, Variable Series ("Colonial Small Cap Value")

  Colonial Strategic Income Fund, Variable Series ("Colonial Strategic Income")

  Liberty Growth & Income Fund, Variable Series ("Liberty Growth & Income")

  Columbia High Yield Fund, Variable Series ("Columbia High Yield ")*

  Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate Equity")**

  Liberty All-Star Equity Fund, Variable Series ("Liberty All-Star Equity")

  Liberty S&P 500 Index Fund, Variable Series ("Liberty S&P 500 Index")

  Liberty Select Value Fund, Variable Series ("Liberty Select Value")

  Newport Tiger Fund, Variable Series ("Newport Tiger")

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MFS Variable Insurance Trust ("MFS Trust")

  Emerging Growth Series ("MFS Emerging Growth")

  Investors Growth Stock Series ("MFS Investors Growth Stock")

  Investors Trust Series ("MFS Investors Trust")

  New Discovery Series ("MFS New Discovery")

Rydex Variable Trust ("Rydex Trust")

  OTC Fund ("Rydex OTC")

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SteinRoe Variable Investment Trust ("SteinRoe Trust")

  Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities")

  Liberty Asset Allocation Fund, Variable Series ("Liberty Asset Allocation")

  Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock")

  Liberty Money Market Fund, Variable Series ("Liberty Money Market")

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Variable Insurance Products Fund ("Fidelity VIP Fund")

  Equity Income Portfolio ("Fidelity VIP Equity-Income")

Variable Insurance Products Funds ("Fidelity VIP Funds")

  Dynamic Capital Appreciation Portfolio ("Fidelity VIP Dynamic Capital Appreciation")

  Growth Opportunities Portfolio ("Fidelity VIP Growth Opportunities")

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Wanger Advisors Trust ("Wanger Trust")

  Wanger Foreign Forty Fund ("Wanger Foreign Forty")

  Wanger International Small Cap Fund ("Wanger International Small Cap")

  Wanger Twenty Fund ("Wanger Twenty")

  Wanger U.S. Smaller Companies Fund ("Wanger U.S. Smaller Companies")

* Effective April 14, 2003, the Colonial High Yield Securities Fund, Variable Series, in which a Sub-account formerly invested, was merged with and into Columbia High Yield, with Columbia High Yield as the surviving fund.

**Effective April 14, 2003, the Crabbe Huson Real Estate Investment Fund, Variable Series, in which a Sub-account formerly invested, was merged with and into Columbia Real Estate Equity, with Columbia Real Estate Equity as the surviving fund.

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Fees and Charges

Please see "Fee Table", "Explanation of Fee Table and Examples" and "Deductions".

Federal Income Taxes

You will not pay federal income taxes on the increases in the value of your Certificate until you make a withdrawal, such as a lump sum payment or annuity payment, or make a gift or assignment. Some withdrawals may also be subject to a 10% federal penalty tax. (See "Tax Status".)

Right to Revoke

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. For most states, we will refund your Certificate Value as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period. In other states, we will return purchase payments. (See "Right to Revoke".)

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer cash value between investment options. State premium taxes may also be deducted.

Certificate Owner Transaction Expenses

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Sales Load Imposed on Purchases	0%
(as a percentage of purchase payments):

Maximum Surrender Charge
(as a percentage of purchase payments):	7%*
Maximum Transfer Charge (currently $0):	$25**

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*Completed years from Date of Payment	Sales Charge
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or later	0%

Surrender charges are deducted only if you totally or partially surrender the Certificate. You will not incur a surrender charge: (1) in the first Certificate Year where you withdraw an aggregate amount up to the Certificate's earnings (earnings equal the Certificate Value at time of withdrawal less purchase payments not previously withdrawn); (2) in the second and later Certificate Years where you withdraw (a) earnings, and (b) an amount up to 10% of the Certificate Value as of the preceding Certificate Anniversary, less earnings.

**Applicable to each transfer after the first twelve transfers in each Certificate Year. We are currently waiving this fee. We reserve the right to impose a transfer fee after we notify you. See "Deductions for Transfers of Variable Account Value."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate, not including Fund fees and expenses.
Annual Certificate Maintenance Charge:	$36*

*This maintenance charge will be waived before the Income Date if: (1) it is the first Certificate Anniversary; (2) the Certificate Value is at least $40,000 on the date the charge is imposed; or (3) in the prior Certificate Year, purchase payments of at least $2,000 have been made and you have not made any partial withdrawals.

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Variable Account Annual Expenses

(as a percentage of average net assets)

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Mortality and Expense Risk Charge:	1.25%
Distribution Charge:	.15%
Total Variable Account Annual Expenses:	1.40%

Charges for Optional Features
(deducted from Certificate Value)

Charge for Optional Guaranteed Income Benefit Rider:	.35%
(as a percentage of rider's benefit base amount)

Charge for Optional Enhanced Death Benefit Rider:	.10%
(as a percentage of rider's benefit base amount; if you
elect both riders the charge is reduced to .05% but it
will return to .10% if you later revoke the guaranteed
income benefit rider)

Charge for Optional Leveraged Earnings Death Benefit Rider:	.15%
(as a percentage of rider's benefit base amount)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Certificate. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.
Total Annual Fund Operating Expenses	Minimum	Maximum
(as a percentage of average daily net assets)

Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.65%	7.63%[1]

1The expenses shown do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2004. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Funds after all fee reductions and expense reimbursements are taken into consideration are 0.65% and 6.98% respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

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THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include certificate owner transaction expenses, certificate fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made, no remium taxes were deducted, and that the annual certificate maintenance charge for the entire period shown has been waiver. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your certificate at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,633	$3,320	$5,164	$10,264

(2) If you annuitize your certificate OR if you do not surrender your certificate at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 903	$2,864	$4,878	$10,264

The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Certificate Value upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Certificate.

We waive the certificate maintenance charge on the first Certificate Anniversary and in certain other instances.

The fee table and examples should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Fund Management" in the prospectus for AIM Insurance Funds, "Management of the Portfolios" in the prospectus for AllianceBernstein Series Fund, "Operating Expenses" in the prospectus for Fidelity Portfolios, "Trust Management Organizations" in the prospectus for Liberty Trust, "Expense Summary" in the prospectus for MFS Trust, "Management of the Fund" in the prospectus for Rydex Trust, "Trust Management Organizations" in the prospectuses for SteinRoe Trust and Wanger Trust.

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CONDENSED FINANCIAL INFORMATION

	Accumulation Unit Values*

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-account	of Year**	of Year	of Year	Year

AIM Capital Appreciation	$10.514	$7.843	716,471	2002
	13.898	10.514	893,643	2001
	16.164	13.898	458,646	2000

AIM International Growth	8.366	6.957	2,040,128	2002
	11.095	8.366	1,789,112	2001
	13.148	11.095	581,743	2000

AIM Premier Equity	7.638	5.627	1,491,634	2002
	9.488	7.683	1,435,505	2001
	11.103	9.488	562,144	2000

AllianceBernstein Growth and Income	10.574	8.106	2,531,777	2002
	10.707	10.574	2,126,439	2001
	10.488	10.707	524,817	2000

AllianceBernstein Premier Growth	7.683	5.240	2,323,338	2002
	9.432	7.683	2,729,221	2001
	11.570	9.432	1,275,915	2000

AllianceBernstein Technology	8.472	5.240	979,282	2002
	11.525	8.472	997,174	2001
	16.445	11.525	512,890	2000

AllianceBernstein Worldwide Privatization	6.749	6.372	103,809	2002
	8.274	6.749	74,227	2001
	10.000	8.274	25,489	2000

Fidelity VIP Dynamic Capital Appreciation	9.338	8.513	31,755	2002
	11.065	9.338	19,017	2001

Fidelity VIP Equity-Income	10.057	8.217	1,807,665	2002
	10.761	10.057	1,244,295	2001
	10.000	10.761	336,161	2000

Fidelity VIP Growth Opportunities	7.015	5.395	1,417,634	2002
	8.334	7.015	1,092,408	2001
	10.000	8.334	422,661	2000

Colonial Small Cap Value	11.354	10.509	785,436	2002
	10.544	11.354	543,908	2001
	9.196	10.544	246,843	2000

Colonial Strategic Income	14.387	15.352	1,046,559	2002
	14.075	14.387	835,046	2001
	14.004	14.075	150,792	2000

Columbia High Yield ***	8.477	8.045	1,097,313	2002
	8.845	8.477	572,392	2001
	9.393	8.845	82,044	2000

Columbia Real Estate ***	11.056	11.395	20,006	2002
	10.198	11.506	51,174	2001
	9.514	10.198	24,471	2000

Liberty Growth & Income	27.211	20.916	746,840	2002
	27.774	27.211	584,979	2001
	27.420	27.774	103,707	2000

Liberty All-Star Equity	8.559	6.249	305,861	2002
	9.956	8.559	339,822	2001
-	13.309	9.956	193,951	2000

Liberty S&P 500 Index	7.732	5.891	2,932,855	2002
	8.926	7.732	2,018,057	2001
	10.000	8.926	548,661	2000

Liberty Select Value	10.744	9.408	1,721,318	2002
	10.530	10.744	975,701	2001
	10.000	10.530	125,193	2000

Liberty Value ****	24.843	19.426	282,371	2002
	25.303	24.843	219,432	2001
	23.383	25.303	38,187	2000

Newport Tiger	8.948	7.262	119,354	2002
	10.888	8.948	107,913	2001
	12.019	10.888	51,341	2000

MFS Emerging Growth	13.969	9.112	408,207	2002
	21.340	13.969	497,244	2001
	25.193	21.340	199,105	2000

MFS Investors Growth Stock	6.519	4.647	1,471,381	2002
	8.795	6.519	1,368,254	2001
	10.000	8.795	521,716	2000

MFS Investors Trust	8.007	6.226	1,279,201	2002
	9.678	8.007	1,001,256	2001
	10.000	9.678	263,346	2000

MFS New Discovery	8.510	5.724	733,113	2002
	9.109	8.510	554,001	2001
	10.000	9.109	249,294	2000

Rydex OTC	3.724	2.246	765,971	2002
	5.826	3.724	839,789	2001
	10.000	5.826	283,680	2000

Liberty Federal Securities	21.551	23.291	2,175,875	2002
	20.470	21.551	1,388,903	2001
	19.020	20.470	266,979	2000

Liberty Asset Allocation	26.290	22.830	1,091,390	2002
	29.424	26.290	1,157,409	2001
	29.843	29.424	348,981	2000

Stein Roe Growth Stock	38.908	26.756	492,912	2002
	52.458	38.908	564,532	2001
	62.409	52.458	271,038	2000

Liberty Money Market	15.774	15.750	2,182,815	2002
	15.437	15.774	2,454,182	2001
	15.017	15.437	747,684	2000

Wanger Foreign Forty	7.017	5.862	301,878	2002
	9.697	7.017	190,887	2001
	10.000	9.697	15,678	2000

Wanger International Small Cap	6.944	5.900	1,356,351	2002
	8.931	6.944	754,869	2001
	10.000	8.931	27,214	2000

Wanger Twenty	11.180	10.185	685,057	2002
	10.393	11.180	364,884	2001
	10.000	10.393	30,152	2000

Wanger U.S. Smaller Companies	11.578	9.499	2,185,691	2002
	10.541	11.578	1,179,999	2001
	10.000	10.541	40,017	2000

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* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

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** Each value for 2000 is as of June 1, 2000 which is the date the Eligible Fund Sub-account first became available except for the Wanger Eligible Fund Sub-accounts which became available on October 16, 2000 and Fidelity VIP Dynamic Capital Appreciation Fund Sub-account which became available May 1, 2001.

*** On April 14, 2003, Crabbe Huson Real Estate merged with and into Columbia Real Estate Equity, and Colonial High Yield merged with and into Columbia High Yield (together with Columbia Real Estate Equity, the "Surviving Funds"). The mergers had no effect on the Unit Values or number of units outstanding for those Sub-accounts. However, their names were changed to reflect the name of the corresponding Surviving Fund. The Accumulation Unit Values and Accumulation Units shown in the table for those Sub-accounts for 2000 through 2002 are based on their investment in the predecessor Fund.

****On April 7, 2003, Liberty Value merged with and into Liberty Growth & Income. When the merger of Liberty Value into Liberty Growth & Income occurred, your Certificate Value allocated to the Sub-account investing in Liberty Value was restated in terms of the units and unit values for the Sub-account investing in Liberty Growth & Income. The Accumulation Unit Values and Accumulation Units shown in the table for Liberty Value for 2000 through 2002 are based on investment in Liberty Value prior to the merger.

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The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

PERFORMANCE INFORMATION

We may from time to time advertise certain performance information concerning the Sub-accounts.

Performance information is not an indicator of either past or future performance of a Certificate.

We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

Average annual total return information shows the average annual compounding change percentage change applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. Average annual total return reflects historical investment results, less all Sub-account and Certificate charges and deductions as required by certain regulatory rules. This calculation also reflects any surrender charge that would apply if you surrendered the Certificate at the end of each period indicated. We do not deduct premium taxes or any charges for optional benefits from average annual total return. Average annual total return would be less if these charges were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

We also may present, along with any current required performance information, additional non-standardized total return information that is computed on a different basis:

o

First, we may present total return information as described above, except for the deduction of the surrender charge. This presentation assumes that the investment in the Certificate continues beyond the period when the surrender charge applies. This is consistent with the long-term investment and retirement objectives of the Certificate. The total return percentage will be higher using this method than the standard method described above.

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Second, we may present total return information as described above, except that there are no Certificate deductions for the surrender charge, the certificate maintenance charge and premium taxes. Because these charges are not deducted, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. This computation results in a 12-month change rate. For longer periods it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value for that period. The percentages would be less if the surrender charge and certificate maintenance charge were included.

o

Third, certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges of the Certificate for the specified time periods.

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The Liberty Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does not include surrender charges and premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the Liberty Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

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We may provide to you and prospective Contract Owners advertising and other information on a variety of topics. Such topics may include the relationship between certain economic sectors and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation). Such topics may also include, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

KEYPORT AND THE VARIABLE ACCOUNT

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We were incorporated in Rhode Island in 1957 as a stock life insurance company. Our executive office is at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 and our administrative office is at 112Worcester Street, Wellesley Hills, Massachusetts 02481. Our home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865.

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We write individual life insurance and individual and group annuity contracts that are "non-participating". That is, we do not pay dividends or benefits based on our financial performance. We are licensed to do business in all states except New York and are also licensed in the District of Columbia and the Virgin Islands. We are rated A+ (Superior) by A.M. Best and Company, independent analysts of the insurance industry. Standard & Poor's ("S&P") rates us AA+ (with negative outlook) for very strong financial security, Moody's rates us Aa2 (with positive outlook) for excellent financial strength and Fitch rates us AA (with positive outlook) for strong financial strength. The Best's A+ rating is the second highest rating level out of 16 rating levels. The S&P AA+ rating is the second highest rating level out of 21 rating levels. The Moody's Aa2 rating is the third highest rating level out of 21 rating levels. The Fitch AA rating is the third highest rating level out of 24 rating levels. These ratings reflect the opinion of the rating company as to our relative financial strength and ability to meet contractual obligations to our policyholders. Even though we hold the assets in the Variable Account separately from our other assets, our ratings may still be relevant to you since not all of our contractual obligations relate to payments based on those segregated assets.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

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We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, ("Sun Life Assurance"), a multi-line insurance and financial services institution. We are ultimately controlled by Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), a corporation organized in Canada, that is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

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We established the Variable Account pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is $5,000 and $2,000 for individual retirement annuities. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit, which is currently $250. For payments made under the systematic investment program, the minimum is $50. We may reject any purchase payment or any application. Purchase payments are allocated to a Certificate based on the applicable Sub-account accumulation unit value(s) next determined after we receive it.

If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error. You may contact our Client Service Department at (800) 367-3653. If you fail to notify us within 60 days, we will not assume responsibility for correcting the error.

We will permit others to act on your behalf in certain instances, including:

o	we will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.
o	we will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the letter or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

We will invest your purchase payments you applied in the Sub-accounts you have chosen. Your selection must specify the percentage of the purchase payment that is allocated to each Sub-account or must specify the asset allocation model you select. (See "Other Services, The Programs".) The percentage for each Sub-account, if not zero, must be at least 5% and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorney-in-fact, or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept our current conditions and procedures. The current conditions and procedures are in Appendix B. We will notify you of any changes in advance.

The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

Eligible Funds

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The Eligible Funds are the separate funds listed within the AIM Insurance Funds, AllianceBernstein Series Fund, Fidelity Portfolios, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust. Keyport and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

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We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Eligible Funds possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

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All of the Eligible Funds are funding vehicles for other variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Funds' prospectuses under the following captions: AIM Insurance Funds - "Purchase and Redemption of Shares"; AllianceBernstein Series Fund - "Purchase and Sale of Shares"; Fidelity Portfolios - "Buying and Selling Shares"; Liberty Trust - "Mixed and Shared Funding"; MFS Trust - "Other Information - Potential Conflicts"; Rydex Trust - "Purchasing and Redeeming Shares"; SteinRoe Trust - "Mixed and Shared Funding"; and Wanger Trust - "Mixed and Shared Funding".

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AIM Advisors Inc. ("AIM") serves as the investment adviser to each of the Eligible Funds of AIM Insurance Funds.

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Alliance Capital Management L.P. is the investment adviser for the Eligible Funds of AllianceBernstein Series Fund.

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Fidelity Management & Research Company ("FMR") is the manager of the Eligible Funds of Fidelity Portfolios. Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited are sub-advisers for Fidelity VIP Growth Opportunities.

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Columbia Management Advisers, Inc ("Columbia") is the adviser for the Eligible Funds of Liberty Trust and SteinRoe Trust. Liberty Asset Management Company is sub-adviser for Liberty All-Star Equity and the current portfolio managers are Mastrapasqua & Associates, Oppenheimer Capital, TCW Funds Management, Inc., Schneider Capital Management Corporation and Boston Partners Asset Management, L.P. State Street Global Advisers is the sub-adviser for Liberty S&P 500 Index.

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Massachusetts Financial Services Company ("MFS"), an affiliate, is the investment adviser for the Eligible Funds of MFS Trust.

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Rydex Global Advisors is the investment adviser for Rydex OTC.

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Liberty Wanger Asset Management, L.P. ("LWAM") is the investment adviser for each Eligible Fund of Wanger Trust.

You should read the current prospectuses for the Eligible Funds for more details and complete information. The prospectuses are available, at no charge, from a salesperson or by writing to us or by calling (800) 437-4466.

We have briefly described the Eligible Funds and the objectives they seek to achieve below.

Eligible Funds of AIM Insurance
Funds and Variable Account Sub-accounts	Investment Objective

AIM Capital Appreciation (AIM	Capital appreciation through
Capital Appreciation Sub-account)	investments in common stocks,
with emphasis on medium-sized
and smaller emerging growth companies.

AIM International Growth	Long-term growth of capital by
(AIM International Growth Sub-account)	investing in international equity
securities, the issuers of which are
considered by AIM to have strong
earnings momentum.

AIM Premier Equity	Long-term growth of capital by
(AIM Premier Equity Sub-account)	investing primarily in equity
securities judged by AIM to be
undervalued relative to the
current or projected earnings of
the companies issuing the
securities, or relative current
market value of assets owned by the
companies issuing the securities
or relative to the equity markets
in general. Income is a secondary objective.
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Eligible Funds of AllianceBernstein Series
Fund and Variable Account Sub-accounts	Investment Objective

AllianceBernstein Growth and Income	Balance the objectives of current
(AllianceBernstein Growth and Income Sub-account)	income and opportunities for
appreciation through investments
primarily in dividend-paying common
stocks of good quality.

AllianceBernstein Premier Growth	Growth of capital rather than
(AllianceBernstein Premier Growth Sub-account)	current income.

AllianceBernstein Technology	Growth of capital through
(AllianceBernstein Technology Sub-account)	investment in companies expected
to benefit from advances in technology.

AllianceBernstein Worldwide Privatization	Long-term capital appreciation.
(AllianceBernstein Worldwide Privatization Sub-account)

Eligible Funds of Fidelity Variable
Insurance Products Funds and
Variable Account Sub-accounts	Investment Objective

Fidelity VIP Dynamic Capital Appreciation	Seeks capital appreciation.
(Fidelity VIP Dynamic Capital Appreciation
Sub-account)

Fidelity VIP Equity-Income	Seeks reasonable income. The fund
(Fidelity VIP Equity-Income Sub-account)	will also consider the potential for capital
appreciation. The fund's goal is to
achieve a yield which exceeds the composite
yield on the securities comprising the
Standard & Poor's 500SM Index.

Fidelity VIP Growth Opportunities	Seeks to provide capital growth.
(Fidelity VIP Growth Opportunities Sub-account)

Eligible Funds of Liberty Trust
and Variable Account Sub-accounts	Investment Objective

Colonial Small Cap Value	Long-term growth by investing in
(Colonial Small Cap Value Sub-account)	smaller capitalization equity securities.

Colonial Strategic Income	A high level of current income, as
(Colonial Strategic Income Sub-account)	is consistent with prudent risk and
maximizing total return, by
diversifying investments primarily
in U.S. and foreign government and
high yield, high risk corporate
debt securities.

Columbia High Yield	High level of current income by investing
(Columbia High Yield Sub-account)	primarily in lower-rated fixed income
securities. Capital appreciation is a
secondary objective when consistent with
the objective of high current income.

Columbia Real Estate Equity	Capital appreciation and above average
(Columbia Real Estate Equity Sub-account)	current income by investing primarily in
the quality securities of companies in
the real estate industry.

Liberty Growth & Income	Long-term growth and income
(Liberty Growth & Income Sub-account)	by investing primarily in large
capitalization equity securities.

Liberty All-Star Equity	Total investment return, comprised
(Liberty All-Star Equity Sub-account)	of long-term capital appreciation
and current income, through
investment primarily in a
diversified portfolio of equity securities.

Liberty S&P 500 Index	Seeks capital appreciation by
(Liberty S&P 500 Index Sub-account)	matching the performance of a
benchmark index that measures the
returns of stocks of large U.S. companies.

Liberty Select Value	Long-term growth.
(Liberty Select Value Sub-account)

Newport Tiger	Long-term capital growth by
(Newport Tiger Sub-account)	investing primarily in equity
securities of companies located in
the ten Tigers of Asia (Hong Kong,
Singapore, South Korea, Taiwan,
Malaysia, Thailand, Indonesia,
India, China and the Philippines).

Eligible Funds of the MFS Trust
and Variable Account Sub-accounts	Investment Objective

MFS Emerging Growth	Long-term growth of capital.
(MFS Emerging Growth Sub-account)

MFS Investors Growth Stock	Long-term growth of capital and
(MFS Investors Growth Stock Sub-account)	future income rather than current income.

MFS Investors Trust	Long- term growth of capital
(MFS Investors Trust Sub-account)	and secondarily to provide
reasonable current income.

MFS New Discovery Series	Capital appreciation.
(MFS New Discovery Sub-account)

Eligible Funds of the Rydex
Trust and Variable Account Sub-accounts	Investment Objective

Rydex OTC Fund	Investment results that correspond
(Rydex OTC Sub-account)	to a benchmark for over-the-counter
securities. The Fund's current
benchmark is the NASDAQ 100 Index.

Eligible Funds of SteinRoe Trust
and Variable Account Sub-accounts	Investment Objective

Liberty Federal Securities	Highest possible level of current
(Liberty Federal Securities Sub-account)	income consistent with safety of
principal and maintenance of
liquidity through investment
primarily in mortgage-backed securities.

Liberty Asset Allocation	High total investment return
(Liberty Asset Allocation Sub-account)	through investment in a changing
mix of securities.

Stein Roe Growth Stock	Long-term growth of capital through
(Stein Roe Growth Stock Sub-account)	investment primarily in common stocks.

Liberty Money Market	High current income from short-term
(Liberty Money Market Sub-account)	money market instruments while
emphasizing preservation of capital
and maintaining excellent liquidity.

Eligible Funds of Wanger Trust and
Variable Account Sub-accounts	Investment Objective

Wanger Foreign Forty	Long-term growth of capital.
(Wanger Foreign Forty Sub-account)

Wanger International Small Cap	Long-term growth of capital.
(Wanger International Small Cap Sub-account)

Wanger Twenty	Long-term growth of capital.
(Wanger Twenty Sub-account)

Wanger U.S. Smaller Companies	Long-term growth of capital.
(Wanger U.S. Smaller Companies Sub-account)

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Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another Sub-account and/or to the Fixed Account.

We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

Currently, we do not charge a transfer fee. We reserve the right to charge a fee for each transfer in excess of 12 in each Certificate Year. We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed $25.

Currently, we limit the number or frequency of transfers as follows:

o	we impose a transfer limit of one transfer every 30 days, or such other period as we may permit, --and

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we limit each transfer to a maximum of $2,000,000. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the maximum limitation. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers, and

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we treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The maximum limitation applies to such transfers. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers.

If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for 30 days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may adversely affect the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate Owners must indirectly bear.

You must notify us in writing of your transfer requests unless you have given us written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept our current conditions and procedures. The current conditions and procedures are in Appendix B. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.

If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in relation to the Variable Account and Eligible Funds:

o	to operate the Variable Account in any form permitted by law;

o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;

o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts, or to our general account;

o	to add, combine or remove Sub-accounts in the Variable Account; and

o	to change how we assess charges, so long as we do not increase them above the current total amount charged to the Variable Account and the Eligible Funds in connection with your Certificate.

DEDUCTIONS

Deductions for Certificate Maintenance Charge

We charge an annual certificate maintenance charge of $36 per Certificate Year. This charge reimburses us for our expenses incurred in maintaining your Certificate.

Before the Income Date, we will deduct the certificate maintenance charge from the Variable Account Value on each Certificate Anniversary and on the date of any total surrender not falling on the Certificate Anniversary. We will waive this charge before the Income Date if:

o	it is the first Certificate Anniversary;

o	the Certificate Value is at least $40,000 on the date we impose this charge, or

o	in the prior Certificate Year, purchase payments of at least $2,000 have been made and you have not made any partial withdrawals.

On the Income Date, we will subtract from Variable Account Value a pro-rata portion of the charge due on the next Certificate Anniversary. This pro-rata charge covers the period from the prior Certificate Anniversary to the Income Date.

Before and after the Income Date, we will deduct the certificate maintenance charge proportionally from each Sub-account based upon the value each Sub-account bears to the Variable Account Value.

After the Income Date, once annuity payments begin, we deduct the certificate maintenance charge only from variable annuity payments. We will subtract this charge in equal parts from each annuity payment. For example, if annuity payments are monthly, then we will deduct one-twelfth of the annual charge from each payment.

We will waive the charge on and after the Income Date for the current year if:

o	you have selected variable annuity Option A; and

o	the present value of all of the remaining payments is at least $40,000 at the time of the first payment of the year.

Deductions for Mortality and Expense Risk Charge

Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the standard death benefit described in "Death Provisions". We also assume an expense risk since the certificate maintenance charge after the Income Date remains the same and does not change to reflect variations in expenses.

We deduct a mortality and expense risk charge from each Sub-account as part of the calculation of Accumulation Unit Values and Annuity Unit Values for each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and to other persons specified in "Sales of the Certificates".

Deductions for Distribution Charge

We deduct a daily distribution charge from each Sub-account as part of the calculation of Accumulation Unit Values for each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Sub-account. This charge compensates us for certain sales distribution expenses relating to the Certificates. We do not deduct the distribution charge during the annuity payment period.

We may decide not to deduct the charge from Sub-account values attributable to a Certificate issued in an internal exchange or transfer of an annuity contract from our general account. We do not deduct this charge from the values of the Certificates issued to our employees and other persons specified in "Sales of the Certificates".

Deductions for Surrender Charge

We do not deduct a sales charge from the Certificate when you purchase it. We may deduct such a charge if you make a partial withdrawal from or surrender your Certificate.

To determine whether we will deduct a surrender charge on a withdrawal, we maintain a separate set of records. These records identify the date and amount of each purchase payment you have made and the Certificate Value over time. This allows us to determine if a charge is due with respect to a withdrawal from a particular purchase payment.

You may make partial withdrawals during the Accumulation Period without incurring a surrender charge. During the first Certificate Year, you may withdraw an amount up to the Certificate's earnings. Earnings equal the Certificate Value at the time of withdrawal, less purchase payments not previously withdrawn. Beginning with the second Certificate Year, you may withdraw earnings, and up to an amount equal to 10% of the Certificate Value on the prior Certificate Anniversary, less earnings.

In each Certificate Year, we will deduct a surrender charge with respect to any portion of your withdrawals in excess of these "free withdrawal amounts".

We will deduct the excess withdrawal amount in any Certificate Year from the purchase payments beginning with the oldest payment until we have deducted the full amount.

The amount of the surrender charge for each purchase payment from which an excess withdrawal is deducted will equal the amount so deducted multiplied by the applicable percentage for the number of years that have elapsed from the date of the purchase payment to the date of surrender. We measure years from the date of each purchase payment you make. The applicable percentages for each year are 7% during the first year, and decreasing by 1% each following year until the percentage is 0%. We will deduct the surrender charges from the Sub-accounts and the Fixed Account in the same manner as we deduct the amount you withdraw.

The surrender charge is used to cover the expenses of selling the Certificate, including the cost of sales literature and compensation paid to selling dealers. Selling dealers may receive up to 8.50% of purchase payments. (See "Sales of the Certificates".) We pay any expenses not covered by the charge from our general account, which may include monies deducted from the Variable Account for the mortality and expense risk charge.

We will waive the surrender charge in the event a Covered Person is confined in a medical facility in accordance with the provisions and conditions of an endorsement to the Certificate relating to such confinement.

The surrender charge is not applicable to Certificates issued to our employees and other persons specified in "Sales of the Certificates".

We may reduce or change any surrender charge percentage to 0% under a Certificate issued in an internal exchange or transfer of an annuity contract from our general account.

Under the "Systematic Withdrawal Program" on page 29 and under other permitted circumstances, we may allow the 10% "free withdrawal amount" to be available in the first Certificate Year.

Deductions for Optional Riders

The yearly charge for the Guaranteed Income Benefit rider is .35%. The yearly charge for the Enhanced Death Benefit rider is .05% if you purchase it along with the Guaranteed Income Benefit rider. If you purchase only the Enhanced Death Benefit rider or purchase both and later revoke the Guaranteed Income Benefit rider, the yearly charge for the Enhanced Death Benefit rider alone will be .10%. As long as a rider remains in effect, the applicable charge percentage is multiplied on each Certificate Anniversary by the greater of two defined benefit base amounts and the resulting dollar amount of the charge is deducted from the Certificate Value. A pro-rata portion of the charge amount is also deducted upon a total surrender unless the charge is waived, for example, because of death. (See "Optional Enhanced Death Benefit Rider" and "Optional Guaranteed Income Benefit Rider".)

As stated above, the Enhanced Death Benefit rider charge is a percentage of the greater of two benefit base amounts. One of the benefit base amounts is the enhanced death benefit amount and the other (the "greatest Anniversary value") is part of the standard death benefit. Since we charge for the standard death benefit as part of the mortality and expense risk charge, the rider potentially charges again for the same benefit whenever the rider's benefit base amount is the "greatest Anniversary value". If, however, the charge base for the rider did not include the "greatest Anniversary value", we would need to set the rider charge higher than the applicable .05% or .10%.

If you purchase the Leveraged Earnings Death Benefit rider, the yearly charge for that rider will be .15%. As long as the rider remains in effect, the charge percentage for that rider is multiplied on each Certificate Anniversary by the rider's benefit base amount and the resulting dollar amount of the charge is deducted from the Certificate Value. A pro-rata portion of the charge amount is also deducted upon a total surrender unless the charge is waived, for example, because of death. (See "Optional Leveraged Earnings Death Benefit Rider" below.)

As stated above, the Leveraged Earnings Death Benefit option charge is a percentage of the rider's benefit base amount. The benefit base amount is at least equal to a portion of the standard death benefit. Since we charge for the standard death benefit as part of the mortality and expense risk charge, the option potentially charges again for the same benefit. If, however, the charge base for the rider did not include any portion of the standard death benefit, we would need to set the option charge higher than .15%.

Deductions for Transfers of Variable Account Value

Currently, we do not charge a transfer fee. However, the Certificate allows us to charge up to $25 for each transfer in excess of 12 per year that occur outside of the optional investment related programs. We will notify you prior to the imposition of any fee.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the Death Benefit) or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of such states. Currently such premium taxes range from 0% to 3.5% of either total purchase payments or Certificate Value.

Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us to withhold. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the certificate maintenance charge, the mortality and expense risk charge, the distribution charge, and, if applicable, a tax charge factor. (See "Net Investment Factor".)

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectus for the Eligible Funds describes these deductions and expenses.

Certificate Value Deductions

The certificate maintenance charge, surrender charge, the charge for the optional riders, transfer fee and premium taxes are each calculated independent of the other charges for purposes of determining the applicable charge amount and/or whether a charge waiver applies. Next, each charge amount is then deducted from the appropriate value under the Certificate.

The above approach can be contrasted with a processing order that calculates a particular charge first and then deducts it from the appropriate value, then calculates another charge on the new net value and deducts that charge, and so on until all charges are calculated and deducted. As a result, the amount of a particular charge could vary depending on whether it was determined first, second, third, etc. We do not use this approach.

OTHER SERVICES

The Programs. We offer the following optional investment-related programs under your Certificate which are only available prior to the Income Date:

o	dollar cost averaging;

o	asset allocation;

o	systematic investment; and

o	systematic withdrawal.

A rebalancing program is available before and after the Income Date.

Under each program that uses transfers, we will never charge for the transfers between and among Sub-accounts and the Fixed Account. Each of the programs has its own requirements, as discussed below. We reserve the right to terminate any program and you may terminate your participation in any program at any time.

If you have submitted a telephone authorization form, you may make certain changes by telephone. For those programs involving transfers, you may change instructions by telephone with regard to which Sub-account value or Fixed Account Value may be transferred. We describe the current conditions and procedures in Appendix B.

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Dollar Cost Averaging Program. Under the program, we make automatic transfers of Accumulation Units on a periodic basis out of the Liberty Money Market Sub-account or the One-Year Guarantee Period Fixed Account option into one or more of the other available Sub-accounts you select. The program allows you to invest in the Sub-accounts over time rather than all at once. The program is available for purchase payments and amounts transferred into the Liberty Money Market Sub-account or the One-Year Guarantee Period Fixed Account option. We reserve the right to limit the number of Sub-accounts you may choose. Currently, there are no limits.

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If you wish to participate in the program you must specify in writing whether you want the transfers to be made from the Liberty Money Market Sub-account or a specific One-Year Guarantee Period Fixed Account option. You must also tell us the monthly amount you want transferred (minimum $100) and the Sub-account(s) to which you want the transfers made. The first transfer will occur at the close of the valuation period designated by us that is within 30 days after we receive your request. Each subsequent periodic transfer will occur at the close of the same valuation period one month later. For example, if you select monthly transfers and the first transfer occurs on April 8, the second transfer will occur at the close of the valuation period that includes May 8. When the remaining value is less than the monthly transfer amount, we will transfer that remaining value and the program will end. Before this final transfer, you may extend the program by allocating additional purchase payments, or by transferring Certificate Value, to the Liberty Money Market Sub-account or to a designated One-Year Guarantee Period Fixed Account option.

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You may change the monthly amount you want transferred, the Sub-account(s) to which you want transfers made, or end the program. The program will automatically end on the Income Date. We reserve the right to end the program at any time by sending you a notice one month in advance.

We must receive your written or telephone instructions by 4:00 PM Eastern Time of the business day before the next scheduled transfer in order for the new instructions to be in effect for that transfer. We establish conditions and procedures for telephone instructions for dollar cost averaging from time to time. The current conditions and procedures appear in Appendix B, and you will be notified prior to any changes.

We may from time to time offer a variation of the program described above that applies only to your initial purchase payment and that makes transfers to the Sub-account(s) you select from a One-Year Guarantee Period Fixed Account option that is only available with dollar cost averaging. This One-Year Guarantee Period Fixed Account option will have a higher interest rate than the regular One-Year Guarantee Period Fixed Account option. We may offer you a choice of the period within which transfers must be completed. We will generally offer a choice of 6 or 12 months.

We calculate the monthly transfer amount by dividing the purchase payment amount allocated to the One-Year Guarantee Period Fixed Account option by the number of months in the transfer time period. The last monthly transfer amount also includes all the interest credited to the One-Year Guarantee Period Fixed Account option over the transfer time period. You may not change the transfer time period and/or the monthly transfer amount.

Asset Allocation Program. You may create your own asset allocation portfolio model using the variable Sub-accounts and the Guarantee Periods of the Fixed Account. Your allocation percentages must total 100% and each allocation percentage, if not zero, must be at least 5% and a whole number.

Alternatively, you may choose one of the following five asset allocation model portfolios for the Certificate that have been separately developed by Ibbotson Associates:

o	Model A -- Capital Preservation,

o	Model B -- Income and Growth,

o	Model C -- Moderate Growth,

o	Model D -- Growth, and

o	Model E -- Aggressive Growth.

If you create your own model or choose one of the models A through E, we will allocate your initial and subsequent purchase payments among the specific Sub-accounts used in the applicable model based on the model's Sub-account percentages.

Before requesting us to apply any model to your Certificate, you should review its Sub-account allocations to determine that they correspond to your risk tolerance and time horizons.

For any particular model A through E, the percentage allocations of its Sub-accounts and the type of broad asset class (e.g., stocks, bonds) of each Sub-account determines the model's percentage allocations among the broad asset classes. These percentage allocations among Sub-accounts and broad asset classes under your Certificate may differ from those used in the same five models A through E offered under another certificate of ours that are described in other prospectuses.

Periodically Ibbotson Associates will review models A through E and may determine that a reconfiguration of the Sub-accounts and percentage allocations among those Sub-accounts is appropriate. You will receive notification prior to any reconfiguration.

The Fixed Account is not available in models A through E. You may, however, allocate initial or subsequent purchase payments, or Certificate Value, between models A through E and the Fixed Account.

Rebalancing Program. Rebalancing allows you to maintain the percentage of your Certificate Value allocated to each Sub-account at a pre-set level. Over time, the variations in each Sub-account's investment results will shift the balance of your Certificate Value allocations. Under the rebalancing program, each period, if the allocations change from your desired percentages, we will automatically transfer your Certificate Value, including new purchase payments (unless you tell us otherwise), back to the percentages you specify. Rebalancing maintains your percentage allocations among Sub-accounts, although it is accomplished by reducing your Certificate Value allocated to the better performing Sub-accounts.

You may choose to have rebalancing done on a quarterly basis. We will automatically rebalance the Certificate Value of each Sub-account on the last day of the calendar quarter to match your current percentage allocations. We will not charge a transfer fee for rebalancing.

Generally, you may change your allocation percentages, choice of Sub-accounts, or terminate the program at any time by notifying us in writing. We must receive your changes 10 days before the end of the calendar quarter.

Certificate Value allocated to the Fixed Account is not included in the rebalancing program. After the Income Date, the rebalancing program applies only to variable annuity payments, and we will rebalance the number of Annuity Units in each Sub-account. Annuity Units are used to calculate the amount of each annuity payment.

If your total Certificate Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of rebalancing. We may change, terminate, limit or suspend rebalancing at any time.

Systematic Investment Program. You may make purchase payments for Non-Qualified Certificates through monthly deductions from your bank account or payroll. You may elect this program by completing and returning a systematic investment program application and authorization form to us. You may obtain an application and authorization form from us or your sales representative. There is a current minimum of $50 per payment for the program.

Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. We will also treat such distributions as partial withdrawals for all purposes under the Certificate, including the calculation of the amount you would receive if you revoke the Certificate under the "Right to Revoke" provision. You may make systematic withdrawals from any Sub-accounts or any Fixed Account option. However, any withdrawal from a Guarantee Period whose original length is three or more years may be subject to a market value adjustment (see Appendix A).

In each Certificate Year, your systematic withdrawals and any additional partial withdrawals you make outside the program will not incur a surrender charge if the withdrawals do not exceed the "free withdrawal amounts" (see "Deductions for Surrender Charge"). If any portion of those withdrawals exceeds the "free withdrawal amounts", the excess amount, if any, may be subject to surrender charges. This excess amount is:

(a)	in the first Certificate Year, the amount of each partial withdrawal either under or outside the program which is greater than any earnings of the Certificate at the time of the withdrawal, and

(b)

in the second or later Certificate Year, any portion of the current withdrawal amount which is greater than any earnings at the time of the withdrawal and which, when added to any similar excess portion of each prior withdrawal made in the same year either under or outside the program, is greater that the 10% "free withdrawal amount".

For the first systematic withdrawal payment type (Percentage Method) described in Appendix C, the prior paragraph will be modified in three ways only for withdrawals occurring in the first Certificate Year.

o

First, the "free withdrawal amounts" shall include the Certificate's standard first-year amount of earnings plus a special additional amount equal to 10% of the Certificate Value on the date of the first systematic withdrawal, less earnings.

o	Second, (b) in the prior paragraph, instead of (a), shall apply in the first Certificate Year.

o

Third, if you revoke the program in the first Certificate Year, then any subsequent partial withdrawals will immediately become subject to the standard first-year rule in (a) above that the "free withdrawal amount" is only earnings.

Unless you specify the Sub-account(s) or the Fixed Account from which you want withdrawals of Certificate Value made, or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender". We will process all Sub-account withdrawals under the program by canceling Accumulation Units equal in value to the amount to be distributed to you and to the amount of any applicable surrender charge.

You may combine the program with all other programs except the systematic investment program.

It may not be advisable to participate in the systematic withdrawal program and incur a surrender charge and income taxes when making additional purchase payments under the Certificate.

Appendix C describes the systematic withdrawal program in greater detail, including the six payment types currently available.

THE CERTIFICATES

Variable Account Value

The Variable Account Value for your Certificate is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. Purchase payments are credited to your Certificate using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment. We process transactions other than purchase payments using the Accumulation Unit value that is calculated at the end of the Valuation Period during which the transaction occurs.

Valuation Periods

We determine the value of the Variable Account each Valuation Period using the net asset value of the Eligible Fund shares. A Valuation Period is the period generally beginning at 4:00 P.M. (ET), or any other time for the close of trading on the New York Stock Exchange, and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Investment Factor

Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per unit. We determine the unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of a Sub-account, we valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account according to the following formula (a / b) - c, where:

(a)	is equal to:

	(i)	the net asset value per share of the Eligible Fund at the end of the valuation period; plus

	(ii)	the per share amount of any dividend or other distribution the Eligible Fund made if the record date of such distribution occurs during that same valuation period.

(b)	is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)	is equal to:
	(i)	the valuation period equivalent of the annual rate for the mortality and expense risk charge; plus

	(ii)	the valuation period equivalent of the annual rate for the distribution charge; plus

	(iii)	a charge factor established by us for any taxes resulting from the operations of that Sub-account (currently zero).

For Certificates issued to our employees and other persons specified in "Sales of the Certificates", the mortality and expense risk charge in (c)(i) above is .35% and the daily distribution charge in (c)(ii) above is eliminated. We may eliminate the daily distribution charge in (c)(ii) above for certain Certificates we issue in an internal exchange or transfer.

Modification of the Certificate

Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretation of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

You may return the Certificate within 10 days after you receive it by delivering or mailing it to us. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the returned Certificate as if we never issued it and will refund either the Certificate Value or purchase payments, whichever is required by state law. You may ask us which standard applies to your state. In states where we will refund your Certificate Value, you bear the investment risk during the period prior to our receiving your request for cancellation.

If we deliver your Certificate to you in California and you are age 60 or older, you may return the Certificate to us or to the agent from whom you purchased it. If you return the Certificate within 30 days after you received it, we will refund the Certificate Value.

DEATH PROVISIONS

Death of a Covered Person

This section describes who under different scenarios owns the Certificate after a death and what rights that Owner has, who will become the new Annuitant, if applicable, and when we calculate the death benefit. Your and the Designated Beneficiaries' rights in various scenarios are described below.

As explained in more detail below (except in certain states, see below), in general, upon the death of a Covered Person, the Designated Beneficiary may choose to surrender the Certificate for the death benefit or continue the Certificate for a specified period. In addition (except in certain states, see below), in certain circumstances if your spouse continues the Certificate upon your death, we will (a) if applicable, "top up" the value of the Certificate so that it equals the death benefit at your death, and (b) we will pay a death benefit under the Certificate at the death of your spouse.

Covered Persons are you, or any joint Certificate Owner(s), or the Annuitant. If there is a non-natural Certificate Owner, such as a trust, the Annuitant is the sole Covered Person. Upon the death of any Covered Person while the Certificate is In Force, the Designated Beneficiary will become the new Certificate Owner. The Designated Beneficiary is determined in the following order: you; the joint Certificate Owner(s); the primary beneficiary(ies); the contingent beneficiary(ies); and your estate. If you and one or more joint Certificate Owners are alive, all such persons will be the Designated Beneficiary.

The death benefit does not affect the Certificate Value prior to the death of a Covered Person, but it may increase it after such a death. We calculate a death benefit on the date we receive both due proof of death and a written request from the Designated Beneficiary to surrender or continue the Certificate. The calculated death benefit will include any applicable optional death benefit. If the Certificate is being continued and the calculated death benefit is greater than the Certificate Value on the date of calculation, we add the difference to the Certificate Value. We allocate this additional amount to the Variable Account and/or the Fixed Account based on the current purchase payment allocation selection then in effect. During any period following a relevant death while the Certificate is continued and in effect, the Designated Beneficiary may exercise all ownership rights, including the right to make purchase payments, to make transfers and partial withdrawals, and to surrender the Certificate for its Certificate Withdrawal Value, as it may be adjusted.

The following paragraphs describe more specifically the consequences of the death of different types of Covered Persons.

The next six paragraphs apply to Certificates issued on or after a date that varies by state between September 4, 2001, and November 1, 2001, in all states except Minnesota, Oregon and Texas ("Standard Certificate States"). If you live in one of those three states, you or your salesperson should call 1-800-426-3750 to see whether the new death benefit provisions have been approved for sale in your state. Certificates issued in your state following approval will be included as Certificates issued in Standard Certificate States. For Certificates issued in your state prior to approval and for Certificates issued in all other states prior to a date that varies by state between September 4, 2001, and November 1, 2001, ("Exception Certificate States"), the death benefit provisions described in paragraphs seven through twelve apply.

If the decedent was the Certificate Owner and the decedent's surviving spouse is the sole Designated Beneficiary, or if the decedent was the Annuitant and the decedent's surviving spouse is the sole Certificate Owner, the surviving spouse may either surrender the Certificate or continue it until his or her death, or the death of the Annuitant, if a different person. We calculate the death benefit after the death when the surviving spouse elects to surrender or continue the Certificate. If the surviving spouse elects to continue the Certificate and the death benefit is greater than the Certificate Value, we will increase the Certificate Value to equal the death benefit as described above.

If the Certificate is continued and if the decedent was also the Annuitant, the new Annuitant will be any living contingent Annuitant, or if none, the decedent's surviving spouse.

Upon the death of the new Annuitant or the surviving spouse, the Designated Beneficiary may choose either to surrender the Certificate or continue it for a period not to exceed five years from the date of death. If the second decedent is the first decedent's surviving spouse, we calculate the death benefit after this second death, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate and the death benefit is greater than the Certificate Value, we will increase the Certificate Value to equal the death benefit. For this second death, the method of calculating the death benefit is modified as described in the section below headed "Death Benefit During the Spousal Continuation Period". We will not calculate and pay a second death benefit if the first decedent's surviving spouse changes his or her sole ownership of the Certificate before his or her death.

We will not pay a death benefit after any subsequent (e.g., third) death.

If the decedent was the Certificate Owner and the decedent's surviving spouse is not the sole Designated Beneficiary,

the Designated Beneficiary as new Owner may either surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit after the death of the Certificate Owner, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a death during the continuation period.

If the decedent was the Annuitant but not a Certificate Owner, you are not the decedent's surviving spouse and the sole Certificate Owner, and you and any joint Certificate Owner(s) are all natural persons, all such persons as the Designated Beneficiary may either surrender the Certificate or continue it until the death of a Certificate Owner or the new Annuitant. We calculate the death benefit after the death of the Annuitant when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a subsequent death.

If the decedent was the Annuitant but not a Certificate Owner, and you or any joint Certificate Owner(s) is a non-natural person, such as a trust,

all such persons as the Designated Beneficiary become the new Certificate Owner and may either surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit after the death of the Annuitant, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a death during the continuation period.

If the Certificate is still in effect at the end of a five-year continuation period, we will pay the Certificate Value less any premium taxes to the Designated Beneficiary. If the Designated Beneficiary is not alive, we will pay any person(s) named in writing by the Designated Beneficiary; otherwise we will pay the estate of the Designated Beneficiary.

If the Certificate is issued under a Qualified Plan, it may continue for the time period permitted by the Internal Revenue Code, which may be longer that the five-year continuation period specified above.

As discussed above, this paragraph and the next five paragraphs apply to Certificates issued in Minnesota, Oregon and Texas prior to a specific approval date and to Certificates issued in all other states prior to a date that varies by state between September 4, 2001, and November 1, 2001. If the decedent was the Certificate Owner and the decedent's surviving spouse is the sole Designated Beneficiary, or if the decedent was the Annuitant and the decedent's surviving spouse is the sole Certificate Owner, the surviving spouse may either surrender the Certificate or continue it until his or her death, or the death of the Annuitant, if a different person. If the surviving spouse elects to surrender the Certificate, we will calculate and pay the death benefit as described above.

If the Certificate is continued and if the decedent was also the Annuitant, the new Annuitant will be any living contingent Annuitant, or if none, the decedent's surviving spouse.

Upon the death of the new Annuitant or the surviving spouse, the Designated Beneficiary may choose either to surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate and the death benefit is greater than the Certificate Value, we will increase the Certificate Value to equal the death benefit. We will not pay a death benefit after any subsequent (e.g., third) death during the five-year continuation period.

If the decedent was the Certificate Owner and the decedent's surviving spouse is not the sole Designated Beneficiary,

the Designated Beneficiary as new Owner may either surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit after the death of the Certificate Owner, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a death during the continuation period.

If the decedent was the Annuitant but not a Certificate Owner, you are not the decedent's surviving spouse and the sole Certificate Owner, and you and any joint Certificate Owner(s) are all natural persons, all such persons as the Designated Beneficiary may either surrender the Certificate or continue it until the death of a Certificate Owner or the new Annuitant. If the Designated Beneficiary elects to surrender the Certificate, we will calculate and pay the death benefit as described above. If the Designated Beneficiary elects to continue the Certificate, until another death occurs, the Designated Beneficiary may surrender the Certificate for the death benefit after that death.

If the decedent was the Annuitant but not a Certificate Owner, and you or any joint Certificate Owner(s) is a non-natural person, such as a trust,

all such persons as the Designated Beneficiary become the new Certificate Owner and may either surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit after the death of the Annuitant, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a death during the continuation period.

If the Certificate is still in effect at the end of a five-year continuation period, we will pay the Certificate Value less any premium taxes to the Designated Beneficiary. If the Designated Beneficiary is not alive, we will pay any person(s) named in writing by the Designated Beneficiary; otherwise we will pay the estate of the Designated Beneficiary.

If the Certificate is issued under a Qualified Plan, it may continue for the time period permitted by the Internal Revenue Code, which may be longer that the five-year continuation period specified above.

Standard Death Benefit

The standard death benefit for a Covered Person is the greatest of:

o	the current "net purchase payment death benefit", less any premium taxes,

o	the current "High Anniversary Value", less any premium taxes, and

o	the current Certificate Value, less any premium taxes.

Net Purchase Payment Death Benefit. The net purchase payment death benefit is:

o	the initial purchase payment, plus

o	any additional purchase payments made prior to the death benefit calculation date, less

o	any partial withdrawals (including any applicable surrender charges) made prior to the death benefit calculation date.

High Anniversary Value. On the Certificate Date, we will determine if any Covered Person is attained age 80 or older. If so, the "High Anniversary Value" will not apply upon his or her death. Thus, in "Standard Death Benefit" above, the "High Anniversary Value" shall be zero. Also, the "High Anniversary Value" shall be zero if a Covered Person, regardless of age, dies within the first Certificate Year. This zero treatment effectively changes the death benefit applicable to the particular Covered Person from the greatest of three defined amounts to the greater of just two of those amounts.

We calculate the High Anniversary Value as follows. On the first Certificate Anniversary, the High Anniversary Value for each applicable Covered Person equals the Certificate Value. Thereafter, we recalculate the High Anniversary Value on:

(a)	each day there is a purchase payment or withdrawal; and

(b)	each Certificate Anniversary, until such Covered Person attains age 81.

When we receive a purchase payment or pay a withdrawal, we adjust the High Anniversary Value by:

o	adding any additional purchase payments made that day; and

o	subtracting the following amount for each withdrawal made that day:
(i)	the amount of the withdrawal (including any applicable surrender charge),

(ii)	divided by the Certificate Value immediately before the withdrawal, and

(iii)	multiplied by the "High Anniversary Value" immediately before the withdrawal.

On the second and each subsequent Certificate Anniversary until the Covered Person has attained age 81, we adjust the High Anniversary Value by comparing the then-current Certificate Value with the then-current High Anniversary Value, adjusted as described above. If the then-current Certificate Value exceeds the adjusted High Anniversary Value, the then-current Certificate Value will become the new High Anniversary Value.

After a Covered Person has attained age 81, we will no longer adjust the High Anniversary Value to reflect changes in the Certificate Value, except as set forth below with respect to adding or changing a Covered Person. Thereafter, however, until the date of death, we will continue to adjust, as described above, the High Anniversary Value to reflect purchase payments and/or withdrawals.

Between the date of death and the calculation of the Death Benefit upon receipt of the Designated Beneficiary's request to surrender for the death benefit or continue the Certificate, we will further adjust the High Anniversary Value for each applicable Covered Person by adding purchase payments and/or subtracting withdrawals. Withdrawals are subtracted on a dollar-for-dollar basis as described above with respect to the net purchase payment death benefit. We will not adjust the High Anniversary Value to reflect changes in the Certificate Value between the date of death and the calculation of the death benefit.

You may add or replace any Covered Person. If the new Covered Person had attained age 80 as of the Certificate Date, the High Anniversary Value will not apply at the death of the new Covered Person. Also, if at the time you add or replace a Covered Person all of the existing Covered Persons have survived until the Certificate Anniversary immediately preceding the date they attain age 81, the High Anniversary Value for the new Covered Person will equal the High Anniversary Value of the youngest of the other Covered Persons. We will adjust that High Anniversary Value only as described above to reflect the addition of purchase payments and/or the subtraction of withdrawals.

Optional Death Benefits

Subject to state availability, we offer two different death benefit rider options, which may increase the standard death benefit amount. You may elect both, either or neither. You may only elect an option at the time you purchase your Certificate. You may not elect the Enhanced Death Benefit option if the Covered Persons are all over attained age 75 on the Certificate Date or the option is not available in your state. You may not elect the Leverage Earnings Death Benefit option if all Covered Persons are attained age 85 or older on the Certificate Date or the option is not available in your state.

Your election of the Leveraged Earnings Death Benefit rider is irrevocable while your election of the Enhanced Death Benefit rider is revocable only within 30 days after the seventh Certificate Anniversary. We will deduct a rider's charge while the Certificate and rider remains in effect until the Income Date. You should carefully consider whether electing an optional Death Benefit rider is right for you.

Optional Leveraged Earnings Death Benefit Rider

Under this option, upon the death of any Covered Person who was not attained age 85 or older as of the Certificate Date, the death benefit will be the Leveraged Earnings Death Benefit. If you have also elected the optional Enhanced Death Benefit rider, the death benefit will be the Enhanced Death Benefit plus the amount, if any, by which the Leveraged Earnings Death Benefit exceeds the standard death benefit.

The Leveraged Earnings Death Benefit equals the sum of:

o	the standard death benefit; plus

o	a percentage of the lesser of
(i)	purchase payments less withdrawals, and

(ii)	Certificate Value less purchase payments. (minimum $0)

The applicable percentage depends on the attained age of the Covered Person as of the Certificate Date, as shown in the following table.

Attained Age as of the Certificate Date	Applicable Percentage
Less than attained age 76	40%
Attained age 76 to attained age 84	25%
Attained age 85 and older	0%

The applicable percentage for each Covered Person is determined when your Certificate is issued. The applicable percentages do not change thereafter except (a) if you replace a Covered Person, as described below, or (b) if applicable, as provided in "Death Benefit During the Spousal Continuation Period" below.

Thus, for example, if your total purchase payments equal $10,000 and your Certificate Value equals $25,000, the increase in the death benefit would be limited to a percentage of $10,000, even though the Certificate Value exceeds purchase payments by $15,000. In this example, if on the Certificate Date you were younger than attained age 76, the standard death benefit would be increased by 40% of $10,000 (the amount by which Certificate Value exceeds purchase payments, capped at the amount of purchase payments), for a $4,000 increase.

Under this formula, withdrawals or adverse investment performance can result in there being no increase over the standard death benefit. Thus, you should consider your expected use of withdrawals and your investment expectations before electing the Leveraged Earnings Death Benefit.

You may add or replace any Covered Person. If the new Covered Person was attained age 85 or older as of the Certificate Date, the Leveraged Earnings Death Benefit will not apply at the death of that new Covered Person. If the new Covered Person was younger than attained age 85 as of the Certificate Date, the Leveraged Earnings Death Benefit for that Covered Person will be the sum of the standard death benefit, plus 25% of the lesser of:

o	purchase payments less withdrawals, and

o	Certificate Value less purchase payments. (minimum $0)

Note that the 40% applicable percentage never applies to a new Covered Person.

Charge for the Optional Leveraged Earnings Death Benefit Rider. The yearly charge for the death benefit is .15% of the "benefit base". This charge percentage will not change over the life of the rider.

On each Certificate Anniversary prior to the Income Date, we calculate and deduct the dollar amount of the yearly charge as follows:

o	we identify the youngest Covered Person and determine the amount of his or her Leveraged Earnings Death Benefit; this amount is the "benefit base",

o	we multiply the benefit base by .15% to determine the dollar amount of the charge, and

o

we then deduct the dollar amount of the charge from your Certificate Value. We will deduct the charge from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. If there is no or insufficient value in the Variable Account, we will deduct the charge amount, or the excess portion, from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value. If there is insufficient value in the Variable Account and the Fixed Account combined, the Certificate will be canceled.

If you surrender your Certificate during a Certificate Year before the Certificate Anniversary, we will deduct a pro-rata amount of the full yearly charge from your Certificate Value. We first determine the applicable full yearly charge. We will use the yearly charge we computed as of the prior Certificate Anniversary unless you have made any purchase payments and/or partial withdrawals since then. If so, we will use a yearly charge that may be higher or lower since we may adjust the applicable death benefit to reflect each purchase payment and withdrawal you made since the Anniversary. We will then calculate a pro-rata amount of the applicable yearly charge by multiplying it further by the ratio of the number of days from the Certificate Anniversary until the day of surrender to the total number of days (generally 365) in the Certificate Year of surrender.

No charge amount will be due:

o	upon surrender of the Certificate if the death benefit is being calculated at that time because the Designated Beneficiary has elected to surrender the Certificate (see "Death of a Covered Person");

o

if a Certificate is continued after a death and there is no surviving spouse eligible for a second death calculation under the rider because of his or her attained age on the date the death benefit was calculated for the first death; or

o	on or after the Income Date.

Also, no charge amount will be due on any Certificate Anniversary during the period

o	starting when we receive due proof of death or similar information we reasonably believe to be true and

o	ending when we receive the Designated Beneficiary's request to surrender or continue the Certificate.

If the Designated Beneficiary who is the decedent's surviving spouse continues the Certificate, charges will start again and apply on each subsequent Certificate Anniversary. If any other Designated Beneficiary continues the Certificate, charges will not start again.

The charge for the rider will continue when you replace a Covered Person with one who is attained age 85 and no Covered Person under your Certificate will be younger than attained age 85 on the Certificate Date.

Revocability and Other Ending of Optional Leveraged Earnings Death Benefit Rider Coverage. You may not revoke the optional Leveraged Earnings Death Benefit rider at any time.

Coverage under this rider ends upon the earliest of:

o	the total surrender of your Certificate;

o

the calculation of the death benefit on the date your Certificate is continued if a surviving spouse is not eligible for a second death calculation under the rider because of his or her attained age on such date; or

o	the start of annuity payments on the Income Date.

After the rider ends, there will be no further charges for the rider and no past charges will be refunded. The rider's death benefit amount will no longer apply as an additional component of the Certificate's death benefit. Instead, the death benefit will be as described in the applicable section above.

Optional Enhanced Death Benefit Rider

The Standard Death Benefit section above provides that, for a total surrender or a continuation of the Certificate where the death benefit is to be calculated, the death benefit will generally be the greatest of three defined amounts. If you have elected the Optional Enhanced Death Benefit rider, the applicable death benefit will be the greatest of those three defined amounts and the fourth amount defined in this section, which is referred to as "Purchase Payments with Interest" (PPI), less any premium taxes. You may not elect the rider if you, any Joint Certificate Owner(s), and the Annuitant are all attained age 75 or older on the Certificate Date or the rider is not available in your state.

The Enhanced Death Benefit rider does not change your Certificate Value at any time prior to the death of a Covered Person and does so after such a death only if the PPI amount is the applicable death benefit.

Purchase Payments with Interest (PPI). On the Certificate Date, we will determine if any Covered Person is attained age 80 or older. If so, PPI will not apply upon his or her death. Thus, for purposes of the above calculation of the death benefit, the PPI amount shall be zero. Also, the PPI shall be zero if a Covered Person, regardless of age, dies within the first Certificate Year. This zero treatment, in conjunction with the same zero treatment applicable to the "High Anniversary Value", effectively changes the death benefit applicable to the particular Covered Person from the greatest of four defined amounts to the greater of only two of those amounts.

If any Covered Person is under attained age 80 on the Certificate Date, we calculate the PPI amount on Certificate Anniversaries with an adjustment between Certificate Anniversaries if you make a purchase payment or withdrawal. We do this calculation for each Covered Person under attained age 80 on the Certificate Date so that the PPI amount will be available if the death benefit calculation under the rider is applicable to that person's death. The PPI amount for each applicable Covered Person equals, on each Certificate Anniversary, the initial purchase payment increased from the Certificate Date to the date of the Certificate Anniversary based on an annual compound interest rate of 6%. When we receive a purchase payment or pay a withdrawal, we adjust the PPI amount accumulating at 6% by:

o	adding any additional purchase payments made that day; and

o	subtracting the following amount for each withdrawal made that day:

o	the amount of the withdrawal (including any applicable surrender charge),

o	divided by the Certificate Value immediately before the withdrawal, and

o	multiplied by the PPI amount immediately before the withdrawal.

Except as set forth below with respect to adding or changing a Covered Person, our last Certificate Anniversary calculation of the PPI amount for each applicable Covered Person will occur:

o	if the Covered Person dies prior to his or her 81st birthday, on the Certificate Anniversary before that person's death, or

o	if the Covered Person dies on or after his or her 81st birthday, on the Certificate Anniversary before his or her 81st birthday.

Between our last Certificate Anniversary calculation and the date of death, the PPI amount for each applicable Covered Person will not change unless you make purchase payments and/or withdrawals, in which case we will increase or decrease, respectively, the person's PPI amount in the manner described above.

Between the date of death and the calculation of the death benefit upon receipt of the Designated Beneficiary's request to surrender or continue the Certificate for the death benefit, the PPI amount last determined before death under the prior sentence will not change unless you make purchase payments and/or withdrawals, in which case we will increase or decrease, respectively, the PPI amount in the manner described above except for the division and multiplication steps.

You may add or replace any Covered Person. If (a) at least one current Covered Person has not yet reached the Certificate Anniversary before his or her 81st birthday and (b) you either add or replace any Covered Person with a person who is age 80 or older as of the Certificate Date, the PPI amount will not apply upon the new Covered Person's death. Thus, for purposes of the calculation of the death benefit, the PPI amount shall be treated as equaling zero. This zero treatment, in conjunction with the same zero treatment applicable to the "High Anniversary Value", effectively changes the death benefit applicable to the new Covered Person from the greatest of four defined amounts to the greater of only two of those amounts.

If each Covered Person lives until the Certificate Anniversary before his or her 81st birthday and then you add or replace a Covered Person, the current PPI amount for the youngest of the other Covered Persons will become the PPI amount for the new Covered Person. If this value is zero, it will never change from zero; this zero treatment effectively changes the death benefit applicable to the new Covered Person from the greatest of four defined amounts to the greater of only two of those amounts. If the PPI amount for the new Covered Person is greater than zero, it will change only if you make purchase payments and/or withdrawals, in which case we will increase or decrease, respectively, the PPI amount in the manner described above except for the division and multiplication steps.

Charge for the Optional Enhanced Death Benefit Rider. The yearly charge for the Enhanced Death Benefit rider is .05% of the "benefit base" if you purchase the rider along with the Optional Guaranteed Income Benefit rider and you do not revoke the income rider. The yearly charge for the death benefit rider is .10% if you purchase it separately or you purchase both riders together but then revoke the income rider. If the income rider is revoked, the .10% charge for the death benefit rider will begin after the seventh Certificate Anniversary since revocation can only occur on that Anniversary. These charge percentages will not change over the life of the riders. We will continue to impose this charge even after we cease to adjust the PPI because of the attained age of the Covered Persons. Thus, you should consider the age of all Covered Persons to decide whether this death benefit option is right for you.

On each Certificate Anniversary on or before the end of the rider's coverage (see "Revocability and Other Ending of Optional Enhanced Death Benefit Rider Coverage" below), we calculate and deduct the dollar amount of the rider's yearly charge as follows:

o

we identify the youngest Covered Person and determine on each Certificate Anniversary the greater of his or her PPI amount and the "High Anniversary Value", both defined above; the greater of these two amounts is the "benefit base",

o	we multiply the benefit base by the applicable charge percentage in order to determine the dollar amount of the charge, and

o

we then deduct the dollar amount of the charge from your Certificate Value. We will deduct the charge from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. If there is no or insufficient value in the Variable Account, we will deduct the charge amount, or the excess portion, from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value. If there is insufficient value in the Variable Account and the Fixed Account combined, the Certificate will be canceled.

If you surrender your Certificate during a Certificate Year before the Certificate Anniversary, we will deduct a pro-rata amount of the full yearly charge from your Certificate Value. We first determine the applicable full yearly charge. We will use the yearly charge we computed as of the prior Certificate Anniversary unless you have made any purchase payments and/or partial withdrawals since then. If so, we will use a yearly charge that may be higher or lower since we will substitute the following for both the PPI amount and the "High Anniversary Value" we used in the Anniversary calculations: those two amounts after both are adjusted for each purchase payment and withdrawal you made since the Anniversary. We will then calculate a pro-rata amount of the applicable yearly charge by multiplying it further by the ratio of the number of days from the Certificate Anniversary until the day of surrender to the total number of days (generally 365) in the Certificate Year of surrender.

No charge amount will be due:

o	upon surrender of the Certificate if the death benefit is being calculated at that time because the Designated Beneficiary has elected to surrender the Certificate (see "Death of a Covered Person");

o

for Standard Certificate States, if a Certificate is continued after a death and there is no surviving spouse eligible for a second death calculation under the rider because of his or her attained age on the date the death benefit was calculated for the first death; or

o	on or after the Income Date.

Also, no charge amount will be due on any Certificate Anniversary during the period

o	starting when we receive due proof of death or similar information we reasonably believe to be true and

o	ending when we receive the Designated Beneficiary's request to surrender or continue the Certificate.

If the Designated Beneficiary who is the decedent's surviving spouse continues the Certificate, charges will start again and apply on each subsequent Certificate Anniversary. If any other Designated Beneficiary continues the Certificate, charges will not start again.

Revocability and Other Ending of Optional Enhanced Death Benefit Rider Coverage. You may revoke the optional Enhanced Death Benefit rider in writing only on, or within 30 days after, the seventh Certificate Anniversary. There is no charge to do this since the final (seventh) year's charge for the rider will already have been calculated and deducted on the seventh Certificate Anniversary.

Coverage under the rider ends upon the earliest of:

o	the seventh Certificate Anniversary if you revoke the rider within 30 days after that Anniversary;

o	the total surrender of your Certificate;

o

for Standard Certificate States, the calculation of the death benefit on the date your Certificate is continued if a surviving spouse is not eligible for a second death calculation under the rider because of his or her attained age on such date;

o	for Exception Certificate States, the calculation of the death benefit either at the time of total surrender or a continuation of your Certificate; or

o	the start of annuity payments on the Income Date.

After the rider ends, there will be no further charges for the rider and no past charges will be refunded. The rider's death benefit amount will no longer apply as an additional component of the Certificate's death benefit. Instead, the death benefit will be as described in the applicable section above.

Death Benefit During the Spousal Continuation Period

This section applies to Certificates issued in Standard Certificate States.

As explained above, if the Certificate Owner dies and the decedent's spouse is the sole Designated Beneficiary or if the Annuitant dies and the decedent's spouse is the sole Certificate Owner, the spouse may choose to continue the Certificate. The date upon which we receive due proof of death and the spouse's written request to continue the Certificate is called the "Continuation Date", and the period after the Continuation Date while the Certificate remains in force is called the "Continuation Period".

Upon the death of the surviving spouse during the Continuation Period while he or she is still the sole Certificate Owner, the method of calculating the death benefit is modified as described below.

The "Net Purchase Payment Death Benefit" will equal

o	the death benefit calculated as of the Continuation Date; plus

o	any additional purchase payment occurring after the Continuation Date; less

o	any partial withdrawals (including any applicable surrender charge) occurring after the Continuation Date.

For purposes of calculating the "High Anniversary Value",

o	the High Anniversary Value will be zero if the surviving spouse is attained age 80 or older upon the Continuation Date; and

o

as to a younger surviving spouse, only Certificate Anniversaries occurring after the Continuation Date will be taken into consideration. The High Anniversary Value shall be zero if the surviving spouse dies before the first Certificate Anniversary in the Continuation Period. On the first Certificate Anniversary after the Continuation Date, the High Anniversary Value for the surviving spouse will equal the Certificate Value. Thereafter we will adjust and recalculate the High Anniversary Value as described in the section entitled "High Anniversary Value" above.

For purposes of calculating the "Purchase Payments with Interest" ("PPI") amount for the optional Enhanced Death Benefit rider,

o	the PPI will not apply upon the death of any surviving spouse who is attained age 80 or older on the Continuation Date;

o	the initial purchase payment will be the death benefit calculated as of the Continuation Date; and

o	only purchase payments and withdrawals occurring after the Continuation Date will be included in the calculation.

We will not charge for the optional Enhanced Death Benefit rider during the Continuation Period if the surviving spouse is attained age 80 or older on the Continuation Date.

If the optional Leveraged Earnings Death Benefit rider is applicable, the calculation method described under "Optional Leveraged Earnings Death Benefit Rider" is modified for a death during the Continuation Period as follows:

o	the Leveraged Earnings Death Benefit will not apply upon the death of any surviving spouse who is attained age 85 or older on the Continuation Date;

o	the applicable percentage will be based on the attained age of the surviving spouse on the Continuation Date; and

o	"purchase payments" will be the sum of the death benefit amount calculated as of the Continuation Date plus any purchase payments made after the Continuation Date.

As a result of these modifications to the method of calculating the Leveraged Earnings Death Benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date. In addition, the maximum earnings on which we calculate the Leveraged Earnings Death Benefit will be based upon the sum of the death benefit amount calculated as of the Continuation Date plus any purchase payments paid after the Continuation Date (adjusted for withdrawals).

We will not charge for the optional Leveraged Earnings Death Benefit rider during the Continuation Period if your spouse is attained age 85 or older on the Continuation Date.

Systematic Withdrawal and Systematic Investment Programs

After we receive due proof of death or receive information about a death that we reasonably believe to be true, we will end any systematic withdrawal program and/or systematic investment program except as follows:

o	for systematic withdrawals, the Designated Beneficiary is a Certificate Owner who requested us to begin the program and/or has been the sole or joint recipient of the payments

o	for systematic investments, the decedent is a non-owner Annuitant.

If we end your systematic withdrawal program based on the above but have paid any systematic withdrawal(s) after death to a person other than the Designated Beneficiary, we will use reasonable efforts to have the recipient return the systematic withdrawal amount(s) so that it may be paid to the Designated Beneficiary or added to the Certificate Value if the Designated Beneficiary elects to continue the Certificate. If the recipient does not return the payment(s), we are not responsible to pay the Designated Beneficiary for those payments.

Payment of Death Benefit

Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any surrender death benefit of $5,000 or more under an annuity payment option that meets the following:

o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy.

For example, Annuity Options A, B, and D can meet these criteria, provided that any guaranteed payments are not scheduled to continue past the Designated Beneficiary's life expectancy. If the Designated Beneficiary dies before all guaranteed payments have been made, the successor payee may not extend the period of time during which the remaining payments are to be made.

CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application and you may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. If the selection of a beneficiary or annuitant was designated "irrevocable", that selection may be changed only with that person's written consent.

Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a qualified tax professional as to the tax consequences resulting from such a transfer.

ASSIGNMENT

You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from any such assignment.

PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Certificate by notifying us in writing. The minimum withdrawal amount is $300. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $2,500, we will treat the request as a withdrawal of only the amount over $2,500. The amount withdrawn will include any applicable surrender charge and may be greater than the amount of the surrender check requested. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. If there is no or insufficient value in the Variable Account, the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.

You may totally surrender the Certificate by notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may apply any surrender benefit of at least $5,000 to an annuity payment option for yourself. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. You may make partial withdrawals or surrender Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout. Any partial withdrawal will reduce your future annuity payments. A partial withdrawal or total surrender of variable payout Option A may be subject to surrender charges, as described in "Deductions for Surrender Charge". The "free withdrawal amounts" described in that section are not applicable. Thus, the surrender charge equals the applicable surrender charge percentage(s) multiplied by:

o	for a partial withdrawal, the withdrawal amount; and

o	for a total surrender, the Certificate's remaining purchase payment(s).

Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a qualified tax professional.

Participants under Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to take a partial withdrawal or surrender the Certificate under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

ANNUITY PROVISIONS

Annuity Benefits

If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments to the Annuitant under the Annuity Option or Options you have chosen. We determine the amount of the initial payment(s) on the Income Date by applying to the Option you choose:

o	your Certificate Value,

o	plus any positive or negative market value adjustment applicable to any Fixed Account Value (see Appendix A),

o	less any premium taxes not previously deducted, and

o	less any applicable certificate maintenance charge on the Income Date.

Annuity Option and Income Date

You may select an Annuity Option and Income Date at the time of application or later. Any Income Date must be:

o	for variable annuity options, not earlier than the first day after the Certificate Date,

o	for fixed annuity options, not earlier than the first Certificate Anniversary, and

o	not later than the earlier of
(i)	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary or

(ii)	any maximum date permitted under state law.

You may continue to make purchase payments until you reach your Income Date.

If you do not select an Annuity Option, we automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the latest date specified above.

You may choose or change an Annuity Option or the Income Date by writing to us at least 30 days before the Income Date.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed;

Option C: Joint and Last Survivor Income; and

Option D: Life Income.

You may arrange other options if we agree. Each option is available in two forms - as a variable annuity for use with the Variable Account and as a fixed annuity for use with our general account Fixed Account. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We determine the dollar amount of each fixed annuity payment by:

o

deducting from the Fixed Account Value, increased or decreased by a market value adjustment described in Appendix A, any premium taxes not previously deducted and any applicable certificate maintenance charge;

o	dividing the remainder by $1,000; and

o	multiplying the result by the greater of:
	(i)	the applicable factor shown in the appropriate table in the Certificate; and
	(ii)	the factor we currently offer at the time annuity payments begin. We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.

If you do not select an Annuity Option, we will automatically apply Option B. Unless you choose otherwise, we will apply:

o	Variable Account Value, less any premium taxes not previously deducted and less any applicable certificate maintenance charge, in its entirety to a variable annuity option, and

o	Fixed Account Value, increased or decreased by a market value adjustment described in Appendix A less any premium taxes not previously deducted, to a fixed annuity option.

The same amount applied to a variable option and a fixed option will produce a different initial annuity payment and different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

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Option A: Income For a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor over 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP) when we are making variable annuity payments. At any time while we are making variable annuity payments, the payee may elect to receive the following amount:

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o	the present value of the remaining variable annuity payments, computed in the manner described below; less

o	any surrender charge due by treating the present value as a total surrender.

Instead of receiving a lump sum, the payee may elect another payment option and we will not reduce the amount applied to the new option by the surrender charge above.

If, at the death of the payee, Option A payments, whether variable or fixed, have been made for fewer than the chosen number of years:

o	we will continue payments during the remainder of the period to the successor payee; or

o	the successor payee may elect to receive in a lump sum the present value of the remaining payments, computed in the manner described below.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

You may choose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment into 12 equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account, and distribute it in 12 equal monthly payments. The sum of the 12 monthly payments will exceed the annual payment amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. If the payments are commuted, we will use the commutation method described above for calculating the present value of remaining annual payments and use the interest rate that determined the current 12 monthly payments to commute any unpaid monthly payments.

Currently, we permit the original payee to make a number of changes to variable payments under Option A. Changes can only be made on the anniversary of the date of your first payment.

For regular PIPs, the permissible changes include:

o	shortening or lengthening the period certain provided the payments already made and those to be made meet the 5 - 50 year and age 100 limits described above;

o	changing to a life option - note that this option does not allow the payee to end the payments for a commuted value;

o	changing to the "level monthly" option;

o	changing the assumed investment rate (AIR) or benchmark rate (except under Florida Certificates where only 3% is available);

o	changing the payment frequency; and

o	changing the day of the month on which payment occurs.

For "level monthly" PIPs, the permissible changes include:

o	shortening or lengthening the period certain provided the payments already made and those to be made meet the 5 - 50 year and age 100 limits described above;

o	changing to a life option - note that this option does not allow the payee to end the payments for a commuted value;

o	changing to the regular PIP option;

o	changing the AIR or benchmark rate (except under Florida Certificates where only 3% is available); and

o	changing the day of the month on which payment occurs.

See "Annuity Payments" for the manner in which Option A may be taxed.

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Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:

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o	we will continue payments during the remainder of the period to the successor payee; or

o	the successor payee may elect to receive in a lump sum the present value of the remaining payments, computed in the manner described below.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

In the case of Options A and B, the present value of remaining payments referred to above will be based, for variable payments, on interest compounded annually at the current AIR or benchmark rate and on the assumption that each future payment is equal in amount to a payment determined using the applicable Sub-account annuity unit values for the Valuation Period which ends on the date of determination. For fixed annuity payments, the present value of the remaining fixed dollar payments will be based on interest compounded annually at the interest rate we used to create the annuity factor that was used in calculating the fixed payment amount.

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Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment, or to receive only two annuity payments if both payees die after receipt of the second payment, and so on.

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Option D: Life Income. We will pay an annuity for as long as the payee is alive. The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex. It is possible under this option to receive only one annuity payment if the payee dies after the receipt of the first payment, or to receive only two annuity payments if the payee dies after receipt of the second payment, and so on.

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Variable Annuity Payment Values

We determine the amount of the first variable annuity payment by multiplying the Certificate Value you are applying to variable annuity payments by the annuity purchase rate for the Annuity Option you have selected. The annuity purchase rates are based on an assumed annual investment rate (AIR or benchmark rate) of 6% per year (3% per year for Florida Certificates and 5% per year for Oregon and Texas Certificates), unless you choose 3% in writing. (See below and "Variable Annuity Payment Values" in the Statement of Additional Information for more information on AIRs and how your initial variable payment is calculated.)

Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge) is better or worse than the assumed investment rate. The total dollar amount of each variable annuity payment will be equal to:

o	the sum of all Sub-account payments, less

o

the pro-rata amount of the annual certificate maintenance charge. (See "Deductions for Certificate Maintenance Charge" for the circumstances under which this charge will be waived under variable payments Option A.)

Currently, there is no limit on the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments. Currently, there is also no charge for such transfers.

If you apply the same amount to a particular payment option, a 5% or 6% AIR will result in a larger initial payment than will a 3% AIR. You should note, however, that, assuming the same investment performance, your subsequent payments using a 5% or 6% AIR will increase by a smaller percentage (when they increase) and decrease by a larger percentage (when they decrease) than will subsequent payments using a 3% AIR. Indeed, it is possible that after a sufficient period of time, payments determined using a 5% or 6% AIR may be lower than payments commencing at the same time using the same Sub-accounts but a 3% AIR. Note that if you select Option A (Income for a Fixed Number of Years) and payments continue for the entire period, the 5% or 6% AIR payment amount will start out being larger than the 3% AIR payment amount but eventually the 5% or 6% AIR payment amount will become less than the 3% AIR payment amount. Whether you would be better off choosing a higher or lower AIR depends on the annuity payment option you choose, the investment performance of the Sub-accounts you choose, and the period for which payments are received.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

Guaranteed Income Benefit Rider

This rider is optional and you may elect in writing at the time you purchase the Certificate to add it to your Certificate. You may not elect the rider if the Annuitant is over age 75 on the Certificate Date or the rider is not available in your state.

You may direct us under the rider to make fixed annuity income payments to the Annuitant as follows:

o	your selected payment option must be either Option B (Life Income with 10 Years of Payments Guaranteed) or Option D (Life Income)

o	the periodic fixed payment amount under the selected option will be the greater of:
o

the rider's guaranteed income benefit base amount less any premium taxes and any surrender charge, then divided by $1,000, and then multiplied by the guaranteed payout factor shown in the applicable payment table in the Certificate for the Annuitant's age on the Income Date adjusted by the Certificate's age setback provision

o

your Certificate Value less any premium taxes and any certificate maintenance charge, and reduced or increased by the amount of any market value adjustment applicable to any Fixed Account Value. Next, the resulting Value is divided by $1,000, and then multiplied by our current payout factor on the Income Date for the Annuitant's then-current age adjusted by the Certificate's age setback provision

o	your selected Income Date must be
o	on or within 30 days after the seventh or later Certificate Anniversary, and

o	no later than the maximum Income Date specified in "Change In Annuity Option and Income Date".

The guaranteed income benefit rider never changes your Certificate Value nor does it guarantee that your Certificate Value will increase over time at any minimum rate. Instead, the rider provides for guaranteed fixed lifetime income payments based generally on the "Purchase Payments with Interest" value on the Income Date and payout factors based on conservative actuarial assumptions. Thus, in deciding whether to elect the rider and incur its .35% yearly charge, you should compare:

o	the rider's potential fixed annuity payment amount that is based on

	(i)	a guaranteed income benefit base amount equal on the Income Date to no less than the purchase payment(s) compounded at 6% interest yearly (adjusted downward for any prior partial withdrawals) and

	(ii)	our guaranteed annuity payout tables that are calculated using an interest rate of 3% per year, to

o	the Certificate's potential standard fixed annuity payment amount that is based on

	(i)	the Certificate Withdrawal Value (without any surrender charge deduction) on the Income Date and

	(ii)	our current annuity payout tables that are calculated using an interest rate of at least 3% per year.

The amount guaranteed by the income rider (the first amount above) may often be less than the standard amount available under the Certificate (the second amount above). The rider should therefore be regarded as a hedge against potentially poor Sub-account performance prior to the Income Date.

You may also wish to consider how important the rider's guaranteed fixed income payment amounts for life are to you if one of your reasons for purchasing the Certificate is to have variable annuity payments begin on the Income Date.

Guaranteed Income Benefit Base. The rider's guaranteed income benefit base amount on the Income Date is the greater of the current "Purchase Payments with Interest" (PPI) and the current "greatest Anniversary value".

Purchase Payments with Interest. We calculate the PPI amount on Certificate Anniversaries with adjustments between Certificate Anniversaries if you make a purchase payment or partial withdrawal. We do this calculation so that the PPI amount will be available on the Income Date if the rider's guaranteed income benefit base amount is applicable to the Annuitant. The PPI amount equals, on each Certificate Anniversary, the initial purchase payment increased from the Certificate Date to the date of the Anniversary based on an annual compound interest rate of 6%. On any day that you made a purchase payment or partial withdrawal, we adjust the PPI amount accumulating at 6% by adding the additional purchase payment amount or subtracting the following amount for the partial withdrawal:

o	the amount of the partial withdrawal (including any applicable surrender charge),

o	divided by the Certificate Value immediately before the withdrawal, and

o	multiplied by the PPI amount immediately before the withdrawal.

Except for the three Annuitant death instances described in the last three paragraphs of this section,

o	If the Income Date is prior to the Annuitant's 81st birthday, we will determine the PPI portion of the benefit base amount using the amount on the Certificate Anniversary before the Income Date.

o

If the Income Date is on or after the Annuitant's 81st birthday, we will determine the PPI portion of the benefit base amount using the amount on the Certificate Anniversary before the Annuitant's 81st birthday; plus

	o	any additional purchase payments made prior to the Income Date; minus

	o	for any partial withdrawal made prior to the Income Date, the adjusted partial withdrawal amount described above.

If the Annuitant dies on or after the Certificate Anniversary before his or her 81st birthday and the Certificate continues to remain In Force with a new Annuitant, the PPI amount for the new Annuitant will initially equal the current value for the deceased Annuitant. This PPI amount for the new Annuitant will not change unless you make purchase payments and/or partial withdrawals, in which case the PPI amount will be adjusted as described above.

If the Annuitant dies before the Certificate Anniversary before his or her 81st birthday and the Certificate continues to remain In Force with a new Annuitant who is age 81 or older as of the Certificate Anniversary before the Annuitant's date of death, the PPI amount for the new Annuitant will initially equal the current value for the deceased Annuitant. This PPI amount for the new Annuitant will not change unless you make purchase payments and/or partial withdrawals, in which case the PPI amount will be adjusted as described above.

If the Annuitant dies before the first Certificate Anniversary and the Certificate continues to remain In Force with a new Annuitant who was older than the rider's maximum issue age of 75 on the Certificate Date, coverage under the guaranteed income benefit rider will immediately end and we will not deduct any charge for the rider on the first Certificate Anniversary.

Greatest Anniversary Value. We calculate the "greatest Anniversary value" on Certificate Anniversaries with adjustments between Certificate Anniversaries, as described below, if you make a purchase payment or partial withdrawal. We do this calculation so that the "greatest Anniversary value" will be available on the Income Date if the rider's guaranteed income benefit base amount is applicable to the Annuitant. The "greatest Anniversary value" initially equals the Certificate Value on the first Certificate Anniversary. Then, each following day in the second Certificate Year, we will adjust the "greatest Anniversary value" by adding any additional purchase payments made that day, and subtracting the following amount for each partial withdrawal made that day:

o	the amount of the partial withdrawal (including any applicable surrender charge),

o	divided by the Certificate Value immediately before the withdrawal, and

o	multiplied by the "greatest Anniversary value" immediately before the withdrawal.

On the second and each subsequent Certificate Anniversary, we compare the current Certificate Value to the "greatest Anniversary value", adjusted as described above if you made any purchase payments and/or partial withdrawals during the Certificate Year ending on that Certificate Anniversary. If the current Certificate Value exceeds the adjusted "greatest Anniversary value", the current Certificate Value will become the new "greatest Anniversary value". Except for the three Annuitant death instances described in the last three paragraphs of this section, our last Anniversary calculation will occur:

o	If the Income Date is prior to the Annuitant's 81st birthday, on the Certificate Anniversary before the Income Date, or

o	If the Income Date is on or after the Annuitant's 81st birthday, on the Certificate Anniversary before his or her 81st birthday.

On the last Certificate Anniversary specified in the prior two sentences, the greater of the current Certificate Value and the adjusted "greatest Anniversary value" will become the last "greatest Anniversary value".

Before the Income Date, this last "greatest Anniversary value" will not change unless you make purchase payments and/or partial withdrawals, in which case the last "greatest Anniversary value" will be adjusted as described above.

If the Annuitant dies on or after the Certificate Anniversary before his or her 81st birthday and the Certificate continues to remain In Force with a new Annuitant, the "greatest Anniversary value" for the new Annuitant will initially equal the current value for the deceased Annuitant. This "greatest Anniversary value" for the new Annuitant will not change unless you make purchase payments and/or partial withdrawals, in which case the value will be adjusted as described above.

If the Annuitant dies before the Certificate Anniversary before his or her 81st birthday and the Certificate continues to remain In Force with a new Annuitant who is age 81 or older as of the Certificate Anniversary before the Annuitant's date of death, the "greatest Anniversary value" for the new Annuitant will initially equal the current value for the deceased Annuitant. This "greatest Anniversary value" for the new Annuitant will not change unless you make purchase payments and/or partial withdrawals, in which case the value will be adjusted as described above.

If the Annuitant dies before the first Certificate Anniversary and the Certificate continues to remain In Force with a new Annuitant who was older than the rider's maximum issue age of 75 on the Certificate Date, coverage under the guaranteed income benefit rider will immediately end and we will not deduct any charge for the rider on the first Certificate Anniversary.

Charge for the Rider. The yearly charge for the guaranteed income benefit rider is .35%. This charge will not change over the life of the rider. On each Certificate Anniversary on or before the end of the rider's coverage (see "Revocability and Other Ending of Rider Coverage" below), we multiply the .35% charge by the guaranteed income benefit base amount on that Certificate Anniversary (which is the greater of "Purchase Payments with Interest" and the "greatest Anniversary value"), and we deduct that amount from the Certificate Value. We will deduct the charge from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. If there is no or insufficient value in the Variable Account, we will deduct the charge amount, or insufficient portion, from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.

If you surrender your Certificate during a Certificate Year before the Certificate Anniversary, we will deduct a pro-rata amount of the full yearly charge from your Certificate Value. We first determine the applicable full yearly charge. We will use the yearly charge we computed as of the prior Certificate Anniversary unless you have made any purchase payments and/or partial withdrawals since then. If so, we will use a yearly charge that may be higher or lower since we will substitute the following for both the PPI amount and the "greatest Anniversary value" we used in the Anniversary calculations: those two amounts after both are adjusted for each purchase payment and/or withdrawal you made since the prior Certificate Anniversary. We will then calculate a pro-rata amount of the applicable yearly charge by multiplying it further by the ratio of the number of days from the Certificate Anniversary until the day of surrender to the total number of days (generally 365) in the Certificate Year of surrender.

No charge amount is due:

o	upon surrender of the Certificate if the Death Benefit is being calculated at that time because the Designated Beneficiary has elected to surrender the Certificate (see "Standard Death Benefit"), or

o	on the Income Date.

Revocability and Other Ending of Rider Coverage. You may revoke the guaranteed income benefit rider in writing only on, or within 30 days after, the seventh Certificate Anniversary. There is no charge to do this since the final (seventh) year's charge for the rider will already have been calculated and deducted on the seventh Certificate Anniversary.

Coverage under the guaranteed income benefit rider ends upon the earliest of:

o	the seventh Contract Anniversary if you revoke the rider within 30 days after that Anniversary;

o	the total surrender of your Certificate;

o	the calculation of the Death Benefit either at the time of total surrender or a continuation of your Certificate;

o	the death of the Annuitant before the first Certificate Anniversary if the new Annuitant was older than age 75 as of the Certificate Date;

o	the start of annuity payments on the Income Date.

After the rider ends, there will be no further charges for the rider and no past charges will be refunded. The rider's guaranteed income benefit will no longer apply.

SUSPENSION OF PAYMENTS

We reserve the right to postpone surrender payments from the Fixed Account for up to six months. We also reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:

o	the New York Stock Exchange is closed other than customary weekend or holiday closings;

o	trading on the Exchange is restricted;

o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

TAX STATUS

Introduction

This section provides general information on the federal income tax consequences of ownership of a Certificate based upon our understanding of current federal tax laws and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Certificate is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Certificates that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Certificate or any transaction involving any Certificate. You should consult a qualified tax professional for advice before purchasing a Certificate or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Certificate.

You may purchase a Certificate that is not issued under a Qualified Plan ("Non-Qualified Certificate") or a Certificate that is used under a Plan that is Qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code") (a "Qualified Certificate"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Certificate and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

For federal income tax purposes, purchase payments made under Non-Qualified Certificates are not deductible. Under certain circumstances, purchase payments made under Qualified Certificates may be excludible or deductible from taxable income. Any such amounts will also be excluded from the cost basis for purposes of determining the taxable portion of any distributions from a Qualified Certificate.

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Certificate should be based on the assumption that the purchase of a Qualified Certificate is necessary to obtain tax deferral under a qualified plan.

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

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Surrenders, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Certificate, the portion of the surrender payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the entire surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is similarly taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects that the lump sum not be paid in order to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the incometax treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of the decedent's basis.

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Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Certificate, a portion of each payment is treated as a non-taxable return of principal and the remaining amount is treated as taxable income. Since the cost basis of Qualified Certificates is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

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If you assign or pledge a Non-Qualified Certificate, you will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Certificate. If the transfer is to a charity, you may be allowed a deduction for some or all of the value of the Certificate transferred.

A special computational rule applies if we issue to you, during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this ruleall of the contracts will be treated as one contract. We believe this means that the amount of any distribution under any one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of each contract's cost basis.

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Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values allocated to Variable Account Value by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values allocated to Fixed Account Value bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

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With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in 12 equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received. This acceleration would affect you if your first monthly payment for each year is received in a month other than January since those of your 12 monthly payments that are actually received in the next tax year would be treated as being constructively received (and taxable) in the current tax year.

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Following any change by the payee to variable annuity payments under Option A, other than a change of the payment day of the month or a change from regular PIP to "level monthly" PIP (or vice versa) where the remaining payment length stays the same, the non-taxable portion of each payment will be recalculated in accordance with IRS standards.

The Code does not specifically address partial withdrawals from annuity payments. Based on a private letter ruling issued by the IRS in 2000, it is our intention to report as taxable income the portion of any partial withdrawal from variable annuity Option A that does not exceed immediately before the partial withdrawal the present value of remaining payments less the Certificate's remaining cost basis. Under this approach, a partial withdrawal of $10,000 when the present value is $150,000 and the remaining cost basis is $145,000 would result in taxable income of $5,000 being reported. Since private letter rulings do not bind the IRS, the IRS could take the position that the Code requires the full amount of the partial withdrawal ($10,000 in the example) to be treated as taxable income. Under either approach to determining the taxable income associated with a partial withdrawal, some taxpayers, such as those under age 59 1/2, could be subject to additional tax penalties. Because of the potential for adverse tax results as described above, you should carefully consider, prior to making a partial withdrawal, your need for funds from the Certificate and the tax implications. You should also consult a qualified tax professional prior to making a partial withdrawal.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

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o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal periodic payments made for life or life expectancy;
o	after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the primary Annuitant, as defined in the Code);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified immediate annuity option that provides for a series of substantially equal periodic payments provided that only one purchase payment is made to the Certificate, that the Certificate is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Certificate Year.

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Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).

Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:

o	the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions";

o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over 10 years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:
	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate will not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying a variable annuity contract will preclude the contract from qualifying as an annuity for federal tax purposes. The guidelines could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such guidelines. Since no guidelines have been issued, there can be no assurance as to the content of such guidelines or even whether application of the guidelines will be prospective. For these reasons, you are urged to consult with a qualified tax professional.

Qualified Plans

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The Certificate is for use with several types of Qualified Plans. Under the Code, Qualified Plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Certificate in Qualified Plan, you should only consider the Certificate's other features, including the availability of lifetime annuity payments and death benefit protection.

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The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with the various types of Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection with them. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

Tax-Sheltered Annuities

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Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of purchase payments from gross income for tax purposes. However, such purchase payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity" (TSA).

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Section 403(b)(11) of the Code contains distribution restrictions. Specifically, distributions attributable to contributions made pursuant to a salary reduction agreement may be paid, through surrender of the Certificate or otherwise, only:

o	when the employee attains age 59-1/2, has a severance from employment, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or

o	in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions.

Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of December 31, 1988. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

If you have requested a distribution from a Certificate, we will notify you if all or part of such distribution is eligible for rollover to another Eligible Retirement Plan. Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate unless you direct us in writing to transfer the amount as a direct rollover to another Eligible Retirement Plan. The term "Eligible Retirement Plan" means an individual retirement account under Section 408(a), an individual retirement annuity under Section 408(b), a pension or profit sharing plan under Section 401, an annuity plan under Section 403(a), a tax-sheltered annuity under Section 403(b), or an eligible deferred compensation plan of a state or local government under Section 457(b).

Under the terms of a particular Section 403(b) plan, the participant may be entitled to transfer all or a portion of the Certificate Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

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Status of Death Benefits in IRAs. Under the Code, Individual Retirement Accounts may not invest in life insurance contracts but the tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of the total premiums paid for the contract (net of prior withdrawals) or the contract's cash value. The legislative history of the Federal tax law with respect to Individual Retirement Annuities also indicates that a similar requirement applies to such Annuities.

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In certain circumstances, the death benefit payable under the Certificate or one or both of the death benefit rider options (Leveraged Earnings Death Benefit Rider and Enhanced Death Benefit Rider) may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Certificate. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity, so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. If the Certificate fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and also could be subject to a 10% penalty tax if you are under age 59 1/2. You should consult a qualified tax professional with any question concerning the status of Certificates purchased by an Individual Retirement Account or as an Individual Retirement Annuity.

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Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.

Deferred Compensation Plans with Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, with respect to plans established by tax-exempt organizations, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

Annuity Purchases by Nonresident Aliens

The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or are resident aliens will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity purchase.

VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

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You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account that are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

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We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CERTIFICATES

Keyport Financial Services Corp. ("KFSC"), our subsidiary, serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into selling agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481-5699.

A dealer selling the Certificate may receive up to 7.00% of purchase payments, and additional compensation later based on the Certificate Value attributable to those payments. The percentage may increase to 8.00% during certain time periods Keyport and KFSC select. The percentage may increase to 8.50% if a variable payout under Option A is elected within the first Certificate Year. In addition, under certain circumstances, we or certain of our affiliates, under a marketing support agreement with KFSC, may pay certain sellers for other services not directly related to the sale of the Certificates, such as special marketing support allowances.

We may sell Certificates with lower or no dealer compensation to a person who is an officer, director, or employee of ours or an affiliate of ours or to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that they are not subject to the deduction for the certificate maintenance charge, the asset-based distribution charge or the surrender charge and they have a mortality and expense risk charge of 0.35% per year.

We may sell Certificates with lower or no dealer compensation as part of an exchange program for other fixed ("Old FA") and variable ("Old VA") annuity contracts we previously issued. A Certificate issued in exchange for an Old VA that has a contingent deferred sales charge provision will be issued with an exchange endorsement. One effect of the endorsement is that we will not assess a surrender charge under the Old VA at the time of the exchange. The exchange endorsement provides that we will calculate any surrender charge assessed under the Certificate in relation to the initial purchase payment (i.e., the amount exchanged) based on the actual time of each purchase payment under the Old VA. The endorsement also provides that we will not refund the amount described in "Right to Revoke" if the Certificate is returned. Instead, we will return the Old VA to the owner and treat it as if no exchange had occurred.

Under any exchange program of ours, we treat the exchange as being income-tax free. Before making any exchange, you should consult a competent tax advisor and, for Old VA to Certificate exchanges, you also should consider the differences between the two variable annuities, including the Sub-account selections.

You may make an exchange to a Certificate if we are making variable annuity payments for a fixed number of years under an Old VA. Under your Certificate, the Income Date will be the date of the next scheduled payment under the Old VA and the payment period will be the payment period remaining under the Old VA. On the Certificate Date of your new Certificate, the present value of the remaining annuity payments under the Old VA will be allocated to the Sub-account(s) you select under the Certificate and the amount of future variable annuity payments under your Certificate will be based upon the investment return of those Sub-accounts(s). From the Certificate Date to the Income Date, we will treat your Certificate as one under which periodic annuity payments have begun, and not one that has values based on Accumulation Units. Other than the change in Sub-account allocation described above, we do not permit you to make any changes as you exchange from the Old VA to your Certificate.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

INQUIRIES BY CERTIFICATE OWNERS

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You may write us with questions about your Certificate to Keyport Life Insurance Company, Client Service Department, P.O. Box 9133, Wellesley Hills, MA 02110, or call (800) 367-3653.

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TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

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APPENDIX A

THE FIXED ACCOUNT (ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)

Introduction

This appendix describes the Fixed Account option available under the Certificate.

Fixed Account Values are subject to a limited market value adjustment. The adjustment may result in an increase or decrease in amounts transferred and amounts paid to you or other payees (including withdrawals, surrenders, death benefits, and amounts applied to purchase annuity payments). However, a market value adjustment will not reduce the interest rate applied to amounts you allocate to a Guarantee Period to less than 3% per year. Payments made from Fixed Account Values at the end of a Guarantee Period are not subject to the limited market value adjustment.

Any purchase payments you allocate to the Fixed Account option become part of our general account. Because of provisions in the securities laws, our general account including the Fixed Account, are not subject to regulation under the Securities Act of 1933 or the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

Allocations to the Fixed Account

We will allocate purchase payments to the Fixed Account according to your selection in the application. Your selection must specify the percentage of the purchase payment you want to allocate to each Guarantee Period. The percentage, if not zero, must be at least 5%. You may change the allocation percentages without any charges. You must make allocation changes in writing unless you have, in writing, authorized us to accept telephone allocation instructions. By authorizing us to accept telephone changes, you agree to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. We will notify you in advance of any changes.

Each Guarantee Period currently offered is available for initial and subsequent purchase payments and for transfers of Certificate Value. We currently offer Guarantee Periods of up to 7 years. We may change at any time the number and/or length of Guarantee Periods we offer. You or your salesperson should call for information on the Guarantee Periods that are currently offered. If we no longer offer a particular Guarantee Period, the existing Fixed Account Value in that Guarantee Period will remain until the end of the period. At that time, you must select a different Guarantee Period Fixed Account option.

Capital Protection Plus

We offer a capital protection plus program. Under this program, we allocate part of your purchase payment to the Guarantee Period Fixed Account option you select. Currently, you may only select the 7-year Guarantee Period Fixed Account option.

Based on the length of the period and the period's interest rate, we determine how much of your purchase payment must be allocated to the Guarantee Period so that, at the end of the Guarantee Period, the allocated amount plus interest will be equal to your total purchase payment. We will allocate the rest of your purchase payment to the Sub-account(s) of the Variable Account based on your allocation instructions.

For example, assume you choose the 7-year Guarantee Period and we receive your purchase payment of $10,000 when the interest rate for the Guarantee Period is 6.75% per year. We will allocate $6,331 to that Guarantee Period, because $6,331 will increase, at the interest rate of 6.75%, to $10,000 after seven years. The remaining $3,669 of the payment will be allocated to the Sub-account(s) you select.

If you surrender or transfer any part of the Fixed Account Value before the end of the Guarantee Period, the value at the end of that period will not equal your original purchase payment amount.

Fixed Account Value

Fixed Account Value is equal to:

o	all purchase payments allocated or amounts transferred to the Fixed Account plus the interest credited on those payments or amounts transferred; less

o	any prior partial withdrawals or transfers from the Fixed Account, including any applicable charges.

Interest Credits

We credit interest daily. The interest we credit is based on an annual compound interest rate. It is credited to purchase payments allocated to the Fixed Account at rates we declare for Guarantee Periods of one or more years from the month and day of allocation. Any rate we set will be at least 3% per year.

Our interest crediting method may result in each of your Guarantee Periods being subject to different rates. For purposes of this section, we treat Variable Account Value transferred to the Fixed Account and Fixed Account Value that is renewed or transferred to another Guarantee Period as a purchase payment allocation.

Application of Market Value Adjustment

No market value adjustment applies to Guarantee Periods of less than three years.

A market value adjustment applies to any Fixed Account Value surrendered, withdrawn, transferred, or applied to an Annuity Option from a Guarantee Period of three years or more, unless:

o	the transaction occurs at the end of the Guarantee Period, or

o	the Certificate is surrendered for the Death Benefit after the death of a Covered Person.

We apply the market value adjustment before we deduct any applicable surrender charges or taxes.

If a market value adjustment applies to a surrender or the application to an Annuity Option, we will add or deduct any positive or negative market value adjustment amount, respectively, to your Certificate Value.

If a market value adjustment applies to either a partial withdrawal or a transfer, we will add or deduct any positive or negative market value adjustment, respectively, to the partial withdrawal or transfer amount after we have deducted the requested withdrawal or transfer amount from the Fixed Account Value. This means that the net amount may be more or less than the amount requested.

Effect of Market Value Adjustment

A market value adjustment reflects the change in prevailing current interest rates since the beginning of a Guarantee Period. The market value adjustment may be positive or negative. Any negative adjustment may be limited in amount (see "Market Value Adjustment Factor" below).

Generally, if the treasury rate (see "Treasury Rates" below) for your Guarantee Period is lower than the treasury rate for a new Guarantee Period with a length equal to the time remaining in your Guarantee Period, the market value adjustment will be negative and it will result in a reduction of the amount surrendered, withdrawn, transferred, or applied to an Annuity Option.

On the other hand, if the treasury rate for your Guarantee Period is higher than the treasury rate for a new Guarantee Period with a length equal to the time remaining in your Guarantee Period, then the market value adjustment will be positive and it will result in an increase in the amount surrendered, withdrawn, transferred, or applied to an Annuity Option.

Market Value Adjustment Factor

We compute the market value adjustment for each of your Guarantee Periods by multiplying the applicable amount surrendered, withdrawn, transferred, or applied to an Annuity Option, by the market value adjustment factor. The market value adjustment factor is calculated as the larger of formulas (a) and (b):

(a) (1+a)/(1+b)(n/12)-1

where:

"a" is the treasury rate for the initial number of years in your Guarantee Period;

"b" is the treasury rate for a period equal to the time remaining (rounded up to the next whole number of 12-month periods) to the expiration of your Guarantee Period; and

"n" is the number of complete Guarantee Period Months remaining before the expiration of your Guarantee Period.

(b) (1.03)/(1+i)(y+d/#)-1

where:

"i" is the guaranteed interest rate for your Guarantee Period;

"y" is the number of complete 12-month periods that have elapsed in your Guarantee Period;

"d" is the number of calendar days since the end of the last complete 12-month period in your Guarantee Period or, if "y" is zero, the number of calendar days since the start of your Guarantee Period; and

"#" is the number of calendar days in the current 12-month period of your Guarantee Period, which is generally 365 days.

As stated above, the formula (b) amount will apply only if it is greater than the formula (a) amount. This will occur only when the formula (a) amount is negative and the formula (b) amount is a smaller negative number. Under these conditions, formula a's full (normal) negative market value adjustment will be limited to the extent that adjustment would decrease your Guarantee Period's Fixed Account Value below the following amount:

(i)	the amount allocated to your Guarantee Period; less
(ii)	any prior systematic or partial withdrawal amounts and amounts transferred; less
(iii)	interest on the above items (i) and (ii) credited annually at a rate of 3% per year.

Treasury Rates

The treasury rate for a Guarantee Period is the interest rate in the Treasury Constant Maturity Series, as published by the Federal Reserve Board, for a maturity equal to the number of years specified in "a" and "b" in formula (a) above. Weekly series are published at the beginning of the following week. The Determination Dates are the last business day before the 1st and 15th of each calendar month.

To determine the "a" treasury rate, we use the weekly series first published on or after the most recent Determination Date that occurs on or before the Start Date for the Guarantee Period. If the Start Date is the same as the Determination Date or the date of publication, or any date in between, we instead use the weekly series first published after the prior Determination Date. To determine the "b" treasury rate, we use the weekly series first published on or after the most recent Determination Date which occurs on or before the date on which the market value adjustment factor is calculated. If the calculation date is the same as the Determination Date or the date of publication, or any date in between, we will instead use the weekly series first published after the prior Determination Date.

If the number of years and or 12-month periods specified in "a" or "b" is not equal to a maturity in the Treasury Constant Maturity Series, we determine the treasury rate by straight line interpolation between the interest rates of the next highest and next lowest maturities.

If the Treasury Constant Maturity Series becomes unavailable, we will adopt a comparable constant maturity index. If such a comparable index is not available, we will replicate calculation of the Treasury Constant Maturity Series Index based on U.S. Treasury Security coupon rates.

End of A Guarantee Period

We will notify you in writing at least 30 days prior to the end of each of your Guarantee Periods. At the end of your Guarantee Period, we will automatically transfer your Guarantee Period's Fixed Account Value to the Stein Roe Money Market Sub-account unless we have received:

o	your election of a new Guarantee Period from among those we offer at that time; or

o	your instructions to transfer the ending Fixed Account Value to one or more Sub-accounts of the Variable Account.

You may not elect a new Guarantee Period that is longer than the number of years remaining until the Income Date.

Transfers of Fixed Account Value

You may transfer Fixed Account Value from one of your Guarantee Periods to another or to one or more Sub-accounts of the Variable Account subject to any applicable market value adjustment. If the Fixed Account Value represents multiple Guarantee Periods, your transfer request must specify from which values you want the transfer made.

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The Certificate allows us to limit the number of transfers you may make in a specified time period. Currently, we generally limit Variable Account and Fixed Account transfers to one transfer every 30 days with a $2,000,000 per transfer dollar limit. See "Transfer of Variable Account Value" and "Limits on Transfers". These limitations will not apply to any transfer made at the end of a Guarantee Period. We will notify you prior to changing the current limitations.

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You must request transfers in writing unless you have authorized us in writing to accept telephone transfer instructions from you or from a person acting on your behalf as an attorney-in-fact under a power of attorney. By authorizing us to accept telephone transfer instructions, you agree to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. If you have authorized telephone transfers, you will be notified in advance of any changes. A person acting on your behalf as an attorney-in-fact under a power of attorney may request transfers in writing.

If we receive your transfer requests before 4:00 PM Eastern Time, or any other time for the close of trading on the New York Stock Exchange, we will execute them at the close of business that day. Any requests we receive later, we will execute at the close of the next business day.

If you transfer 100% of a Guarantee Period's value and your current allocation for purchase payments includes that Guarantee Period, we will automatically change the allocation formula for future purchase payments unless you instruct otherwise. For example, if the allocation formula is 50% to the One-Year Guarantee Period and 50% to Sub-account A and you transfer all Fixed Account Value to Sub-account A, we will change the allocation formula to 100% to Sub-account A.

APPENDIX B

TELEPHONE INSTRUCTIONS

Telephone Transfers of Certificate Values

1. If there are joint Certificate Owners, both must authorize us to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our satisfaction.

3. Neither we nor any person acting on our behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we do not, we may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction we execute may cause your Certificate Value to be lower than it would be had we not executed the instruction.

4. We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we nor any person acting on our behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until:

o	we receive your written revocation,
o	we discontinue the privilege, or
o	we receive written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 before 4:00 P.M. Eastern Time or other close of trading on the New York Stock Exchange, they will be initiated that day based on the unit value prices calculated at the close of that day. We will initiate instructions we receive after the close of trading on the NYSE on the following business day.

8. Once we accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions do not conform to these terms, we will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A's value to Sub-account B, we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.

Telephone Changes to Purchase Payment Allocation Percentages

Numbers 1-6 above are applicable.

APPENDIX C

SYSTEMATIC WITHDRAWAL PROGRAM

Payment Type

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There are three payment types available under all Certificates (#1-3) and three that are available only if the owner is under age 59-1/2 at time of the first payment (#4-6). We will not set up any payment type you select if we determine that the first payment amount will be less than $100.

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1.

Percentage Method. Each Certificate Year we pay you equal periodic payments based on the annual withdrawal of a specified percentage of your Certificate Value. The percentage you select may not exceed 10%. We annually redetermine the amount of your equal periodic payments.

To determine your equal periodic payment amount, we first multiply the selected percentage times your Certificate Value on the date of your first payment in each Certificate Year. We then divide that amount by the number of periods in a year. We recalculate the amount of your equal periodic payments at the beginning of each Certificate Year based on your Certificate Value at that time.

In the first Certificate Year of your participation in our Systematic Withdrawal Program, we calculate your equal periodic payments as described above, but we will only make as many payments as there are periods left in the Certificate Year. For example, if at the beginning of a Certificate Year your Certificate Value was $120,000 and you wanted to withdraw 10% in equal monthly payments, we would pay you $12,000 in 12 monthly payments of $1,000 each. However, if you started your Systematic Withdrawal Program three months into that Certificate Year, we would pay you $9,000 in 9 monthly payments of $1,000 each, and then we would recalculate your monthly payment amount. Accordingly, you would receive less than 10% of your Certificate Value in the first Certificate Year of your participation in this program.

2.

Earnings Method. The payment amount is calculated at the time of each withdrawal by subtracting from the current Certificate Value (a) for the first withdrawal, the Certificate Value from one payment period prior (e.g., if the frequency is quarterly, the Certificate Value would be from three months prior) and (b) for each subsequent withdrawal, the Certificate Value at the time of the prior withdrawal. No payment will be made if the calculation amount is zero or less and payments will resume only when the calculation amount is greater than zero.

3.

Net Amount Method. You specify a set dollar amount for each withdrawal of at least $100. In the event a surrender charge is applicable to all or part of a withdrawal because your specified amount exceeds the "free withdrawal amounts", we will increase the withdrawal amount in order to create a net withdrawal amount equal to your specified amount.

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4.

IRS Amortization Method. The systematic withdrawal amount will remain the same during the entire life expectancy period. We will calculate the payment amount based on the fixed amortization method described in Revenue Ruling 2002-62, using your Certificate Value on the date of the first payment, your life expectancy or the joint life and last survivor expectancy of you and your designated beneficiary based on your attained age(s) on the date of the first payment, and an interest rate equal to the IRS's 120% Mid-Term Applicable Federal Rate (AFR) for the month prior to the month in which distributions start unless you direct us to use the AFR for another month permitted by Revenue Ruling 2002-62.

5.

IRS Fixed Annuitization Method. The systematic withdrawal amount will remain the same during the entire life expectancy period. We will calculate the payment amount based on the annuity factor method described in Revenue Ruling 2002-62, using your Certificate Value on the date of the first payment and an annuity factor, which is the present value of an annuity of $1 per year beginning at your attained age and continuing for your life. We derive the annuity factor using the mortality table specified in the Revenue Ruling and an interest rate equal to the IRS's 120% Mid-Term Applicable Federal Rate (AFR) for the month prior to the monthin which distributions start unless you direct us to use the AFR for another month permitted by Revenue Ruling 2002-62..

6.

IRS Minimum Distribution Method. The systematic withdrawal amount will change each year during the life expectancy period. We will calculate the annual payment amount based on the minimum distribution method described in Revenue Ruling 2002-62, by dividing your current Certificate Value at the time of each year's calculation by your then current life expectancy factor or the then current joint life and last survivor expectancy of you and your designated beneficiary. The initial calculation of the annual payment amount will occur on the date of the first payment and each succeeding year's calculation will occur one year later. The annual payment calculated each year will be paid out in equal payments according to the frequency option chosen.

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Payment Frequency and First Payment Date

You may request that withdrawals be made monthly, quarterly, semi-annually or annually. If, however, your selected payment frequency will create a withdrawal amount of less than $100, we will reduce the frequency of payments to an interval that will result in the withdrawal being at least $100.

Unless you select a later date by written request, the date of the first withdrawal will be (a) one payment period after the Certificate Date if you request systematic withdrawals at the time of your initial purchase payment or (b) one payment period after we receive your written request to begin systematic withdrawals. If, however, your written request is for an IRS Method (#4-6) and you made a partial withdrawal in the same Certificate Year, then the first withdrawal shall instead be on the next Certificate Anniversary.

Federal Income Tax Withholding

The taxable portion of withdrawals you receive from your Certificate is subject to 10% federal income tax withholding unless you elect not to have withholding apply. Any withholding will be deducted from the payment amount calculated under the payment type in effect.

You may elect not to have withholding apply to withdrawal payments by signing and dating an election of no withholding. You are liable for payment of federal income tax on the taxable portion of your withdrawal. You also may be subject to tax penalties if your withholding and estimated tax payments are not sufficient.

If you want federal income tax withholding to apply, please sign and date an election of withholding. Your election to withhold or to not withhold will remain in effect until you revoke it. You may revoke it at any time.

Direct Deposit of Payments

If you request direct deposit of systematic withdrawals to your checking or savings account, we will use our best effort to ensure that the correct amount is credited to your account within three business days of the payment date. If we transfer less than the correct amount, any shortfall will be corrected in full with the next transfer. If we transfer more than the correct amount or duplicate a transfer in error, any excess or duplicate amount, unless repaid to us in one sum, will be deducted from future transfers until we are repaid in full.

Important Income Tax Information

Payment Types 1-3. Systematic withdrawals will be taxed under the regular rules applicable to surrenders and not under the special exclusion ratio/amount rules applicable to annuity payments. All or part of each withdrawal may thus be taxable. In addition, anyone under the age of 59-1/2 at the time of a withdrawal may also be subject to a 10% federal income tax penalty on the taxable portion of the withdrawal. Our reporting to the Internal Revenue Service will be based on our opinion of the taxable amount and whether the penalty tax applies.

Payment Types 4-6. Based on Internal Revenue Service (IRS) requirements, we will report to the IRS that systematic withdrawals under IRA Certificates are 100% taxable. Under other Certificates, our reporting will be based on our opinion of the taxable amount. Under all Certificates, it is our opinion under current federal income tax laws that the withdrawals will not be subject to an additional 10% federal income penalty tax because they will be part of a series of substantially equal periodic payments made for your life expectancy or joint life expectancy of you and your designated beneficiary. We will thus report to the IRS that no penalty tax applies. If, however, you end systematic withdrawals before the later of your attaining age 59-1/2 or five years after the first payment, you will then be subject to both retroactive 10% federal penalty taxes on all systematic withdrawals made before 59-1/2 and federal interest penalties on those taxes. Unlike you, we may not end your systematic withdrawals before your retroactive penalty tax period has expired.

Other Systematic Withdrawal Conditions

Under payment types #1-3, if any withdrawal would cause your Certificate Value to be reduced below the minimum value specified in your Certificate, that withdrawal will not be made and will contact you about modifying the withdrawal amount and/or the payment frequency so that withdrawals may resume. Your systematic withdrawals will continue until we receive your written revocation, we discontinue the program, or the annuitant or an owner dies. Once authorization terminates, systematic withdrawals cannot be resumed again until after the next Certificate Anniversary. At that time a new systematic withdrawal request form will be required. All additional withdrawals after termination will be treated as regular withdrawals and surrender charges may apply.

Under payment types #4-6, you may not make a withdrawal outside the program or surrender the Certificate during the period of systematic withdrawals. Also, you may not make any additional purchase payments to the Certificate. Your systematic withdrawals will continue in force until we receive your written revocation, you die, or we discontinue the program after the later of your attaining age 59-1/2 or five years after your first payment. Once your authorization terminates, systematic withdrawals may not be resumed. All additional withdrawals after termination will be treated as regular withdrawals and surrender charges may apply.

For other information of a general nature, including circumstances under which the surrender charge and/or the Fixed Account market value adjustment may apply to any withdrawals, see "Systematic Withdrawal Program" under "OTHER SERVICES".

Distributed by:

Keyport Financial Services Corp.

One Sun Life Executive Park, Wellesley Hills, MA 02481-5699

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Issued by:

Keyport Life Insurance Company

c/o Retirement Products & Services

P.O. Box 9133, Wellesley Hills, MA 02481

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KC.PROS	5/2003

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Yes. I would like to receive the Keyport Charter Variable Annuity Statement of Additional Information.

Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:

AIM Variable Insurance Funds, Inc.

AllianceBernstein Variable Products Series Fund, Inc.

Fidelity Variable Insurance Products Funds

Liberty Variable Investment Trust

MFS Variable Insurance Trust

Rydex Variable Trust

SteinRoe Variable Investment Trust

Wanger Advisors Trust

Name

Address

City

State

Zip

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BUSINESS REPLY MAIL

FIRST CLASS MAIL PERMIT NO. 6719 BOSTON, MA

POSTAGE WILL BE PAID BY ADDRESSEE

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KEYPORT LIFE INSURANCE CO.

P.O. BOX 9133

WELLESLEY HILLS, MA 02481

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NO POSTAGE

NECESSARY

IF MAILED

IN THE

UNITED STATES

PART B

STATEMENT OF ADDITIONAL INFORMATION

GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT LIFE INSURANCE COMPANY ("Keyport")

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This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Keyport Charter variable annuity prospectus dated May 1, 2003. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport at P.O. Box 9133, Wellesley Hills, MA 02481 or by calling (800) 437-4466.

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TABLE OF CONTENTS

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The date of this statement of additional information is May 1, 2003.

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KC.SAI	5/2003

KEYPORT LIFE INSURANCE COMPANY

Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1034 with common shares listed on the Toronto, New York, London and Manila stock exchanges, is the ultimate corporate parent of Keyport. For additional information about Keyport, see page 18 of the prospectus.

VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

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For each variable payment option, we calculate separately each Sub-account's contribution to your periodic payments. Your total periodic payment equals: (a) the sum of the payment amounts determined for all the Sub-accounts you have selected: less (b) the pro-rata amount of the annual Certificate Maintenance Charge.

The first payment for each Sub-account will be determined by deducting any applicable Certificate Maintenance Charge and any applicable state premium taxes and then dividing the remaining value of that Sub-account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option and the assumed annual investment rate ("AIR") you have selected; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law. The effect of your choice of AIR on the initial and subsequent annuity payments is explained in "Variable Annuity Payment Values" in the prospectus and in the last paragraph of this section.

The number of Annuity Units for each Sub-account will be determined by dividing such first payment by the Sub-account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-account Annuity Units; and (b) is the Sub-account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, each Annuity Unit for each Sub-account was valued at a specified dollar amount. The Unit value for each Sub-account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. (See "Net Investment Factor" in the prospectus.) This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each AIR, Keyport calculates a net investment factor for each Sub-account by dividing (a) by (b), where:

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(a)	is equal to the net investment factor as defined in the prospectus without any deduction for the Distribution Charge defined in (c)(ii) of the net investment factor formula; and

(b)

is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the AIR. The AIR for Annuity Units based on the Certificate's annuity tables is 6% per year (3% per year for Florida Certificates and 5% per year for Oregon and Texas Certificates). An AIR of 3% per year is also currently available upon Written Request.

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With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 6% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 6%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 3% AIR and 6% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 6% return, the 3% AIR payment would increase in amount while the 6% AIR payment would stay the same. With an actual return of 3%, the 3% AIR payment would stay the same while the 6% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 6% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 6% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 6% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 6% AIR payment amount.

Re-Allocating Sub-account Payments

The number of Annuity Units for each Sub-account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-account. The percentage for each Sub-account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

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SAFEKEEPING OF ASSETS

Keyport acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account. Keyport has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements.

PRINCIPAL UNDERWRITER

The Contract and Certificates, which are offered continuously, are distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport.

EXPERTS


The financial statements included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (report dated April 18, 2003 accompanying the financial statements of Keyport Life Insurance Company - Variable Account A expresses an unqualified opinion and includes an explanatory paragraph relating to the use of the financial statements for the year ended December 31, 2001 audited by other auditors in arriving at the information for the year ended December 31, 2001 contained in footnote 5; report dated February 21, 2003 accompanying the financial statements of Keyport Life Insurance Company expresses an unqualified opinion and includes an explanatory paragraph relating to the Keyport Life Insurance Company's adoption of provisions of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, effective January 1, 2002, described in Note 1), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

Ernst & Young LLP, independent auditors, audited the consolidated financial statements of Keyport Life Insurance Company at December 31, 2001 , and for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000 , and the statement of changes in net assets of the Variable Account for the year ended December 31, 2001, as set forth in their reports. We have included these financial statements herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Their principal office is located at 200 Clarendon Street, Boston, Massachusetts.


INVESTMENT PERFORMANCE


The Variable Account may from time to time quote performance information concerning its various Sub-accounts. A Sub-account's performance may also be compared to the performance of Sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity Sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from Certificate values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

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Average Annual Total Return for a Certificate that is Surrendered


The tables below provide performance results for each Sub-account through December 31, 2002. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Certificate Owner.

The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Certificate at the end of each period. The Sub-account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-account for the period specified. The first table uses the inception date of the Certificate's Sub-accounts while the second table assumes the Certificate was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Certificate and the Sub-account except for any premium taxes that may be payable. The charges reflected are: a Contingent Deferred Sales Charge that applies when the hypothetical Certificate is surrendered; the annual 1.25% Mortality and Expense Risk Charge; the annual 0.15% distribution charge; and, on an allocated basis, the Certificate's Certificate Maintenance Charge that is deducted at the end of each year and upon surrender. The Contingent Deferred Sales Charge used in the calculations for a particular Sub-account is equal to the percentage charge in effect at the end of the period multiplied by the assumed $1,000 payment. The percentage charge declines from 7% to 1% over 7 years by 1% per year.


	Average Annual Total Return for a
	Certificate Surrendered on 12/31/02
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period
	One	Three	Five	Ten	Since Sub-account
Sub-account	Year	Years	Years	Years	Inception Shown
AIM Capital Appreciation	-29.88%	-21.96%	N/A	N/A	-5.77%(05/19/98)
AIM International Growth	-21.83%	-24.16%	N/A	N/A	-8.18%(05/19/98)
AIM Premier Equity	-35.35%	-21.79	N/A	N/A	-16.17%(07/01/99)
AllianceBernstein Growth and Income	-27.94%	-6.65%	N/A	N/A	-1.04%(05/19/98)
AllianceBernstein Premier Growth	-35.89%	-24.12%	-3.22%	N/A	2.41%(11/18/96)
AllianceBernstein Technology	-46.06%	-32.17	N/A	N/A	-19.60%(07/01/99)
AllianceBernstein Worldwide Privatization	-11.25%	N/A	N/A	N/A	-14.72%(06/01/00)
Fidelity Dynamic Capital Appreciation	-14.30%	N/A	N/A	N/A	-11.50%(03/05/01)
Fidelity Equity Income	-23.20%	N/A	N/A	N/A	-8.82%(06/01/00)
Fidelity Growth Opportunities	-27.70%	N/A	N/A	N/A	-18.96%(06/01/00)
Colonial Small Cap Value	-12.99%	4.09%	N/A	N/A	0.50%(05/19/98)
Colonial Strategic Income	0.71%	1.10%	2.05%	N/A	3.22%(11/18/96)
Columbia High Yield **	-10.79%	-7.20%	N/A	N/A	-5.19%(11/18/96)
Columbia Real Estate Equity***	-6.91%	7.38%	N/A	N/A	2.72%(06/01/99)
Liberty Growth & Income	-27.75%	-9.65%	-0.29%	N/A	4.53%(11/18/96)
Liberty All-Star Equity	-31.37%	-14.24%	-4.20%	N/A	-3.99%(11/15/97)
Liberty S&P 500 Index	-28.39%	N/A	N/A	N/A	-18.55%(06/01/00)
Liberty Select Value	-17.69%	N/A	N/A	N/A	-2.50%(06/01/00)
Newport Tiger	-23.71%	-18.87%	-3.57%	N/A	-8.59%(11/18/96)
MFS Emerging Growth	-38.68%	-31.32%	-5.25%	N/A	-1.68%(11/18/96)
MFS Investors Growth Stock	-32.99%	N/A	N/A	N/A	-13.54%(06/01/00)
MFS Investors Trust	-26.91%	N/A	N/A	N/A	-16.73%(06/01/00)
MFS New Discovery	-36.78%	N/A	N/A	N/A	-16.40%(06/01/00)
Rydex OTC	-43.32%	N/A	N/A	N/A	-43.64%(03/15/00)
Liberty Federal Securities	2.07%	6.28%	5.10%	N/A	5.52%(11/18/96)
Liberty Asset Allocation	-18.37%	-10.17%	-1.81%	N/A	1.05%(11/18/96)
Stein Roe Growth Stock	-35.36%	-24.91%	-5.92%	N/A	-0.68%(11/18/96)
Wanger Foreign Forty	-21.48%	N/A	N/A	N/A	-23.34%(10/16/00)
Wanger International Small Cap	-20.12%	N/A	N/A	N/A	-23.11%(10/16/00)
Wanger Twenty	-14.36%	N/A	N/A	N/A	-1.47%(10/16/00)
Wanger U.S. Smaller Companies	-22.48%	N/A	N/A	N/A	-4.58%(10/16/00)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.

**Before April 14, 2003, this Sub-account invested in shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield and Galaxy VIP Columbia High Yield Fund II ("Galaxy High Yield"), with Columbia High Yield as the surviving fund. As a result of the merger, this Sub-account now invests in Columbia High Yield shares. The performance shown in the table is based on the performance of Colonial High Yield, in which Sub-account actually invested during the relevant period.

*** Before April 14, 2003, this Sub-account invested in shares of Crabbe Huson Real Estate Investment Fund, Variable Series ("Crabbe Huson Real Estate"). Effective on that date, Crabbe Huson Real Estate merged with Columbia Real Estate Equity, with Columbia Real Estate Equity as the surviving fund. As a result of the merger, this Sub-account now invests in Columbia Real Estate Equity shares. The performance shown in the table is based on the performance of Crabbe Huson Real Estate, in which Sub-account actually invested during the relevant period.


	Average Annual Total Return for a
	Certificate Surrendered on 12/31/02
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period
	One	Three	Five	Ten	Since Fund
Sub-account	Year	Years	Years	Years	Inception Shown
AIM Capital Appreciation	-29,88%	-21.96%	-4.01%	N/A	5.83%(05/05/93)
AIM International Growth	-21.83%	-24.16%	-5.43%	N/A	2.47%(05/05/93)
AIM Premier Equity	-35.35%	-21.79%	-4.80%	N/A	5.86%(05/05/93)
AllianceBernstein Growth and Income	-27.94%	-6.65%	1.71%	9.59%	8.71%(01/14/91)
AllianceBernstein Premier Growth	-35.89%	-24.12%	-3.22%	7.71%	8.58%(06/26/92)
AllianceBernstein Technology	-46.06%	-32.17%	-2.28%	N/A	0.43%(01/11/96)
AllianceBernstein Worldwide Privatization	-11.25%	-17.58%	-1.36%	N/A	3.55%(02/28/95)
Fidelity Dynamic Capital Appreciation	-14.30%	N/A	N/A	N/A	-25.19%(09/25/00)
Fidelity Equity Income	-23.20%	-7.91%	-1.67%	8.16%	8.46%(10/10/86)
Fidelity Growth Opportunities	-27.70%	-20.30%	-8.19%	N/A	3.26%(01/05/95)
Colonial Small Cap Value	-12.99%	4.09%	N/A	N/A	0.50%(05/19/98)
Colonial Strategic Income	0.71%	1.10%	2.05%	N/A	5.17%(07/05/94)
Columbia High Yield **	-10.80%	-7.22%	N/A	N/A	-4.99%(03/03/98)
Columbia Real Estate Equity***	-4.91%	8.65%	N/A	N/A	1.75%(03/03/98)
Liberty Growth & Income	-27.75%	-9.65%	-0.29%	N/A	9.08%(07/05/94)
Liberty All-Star Equity	-31.37%	-14.24%	-4.20%	N/A	-3.98%(11/15/97)
Liberty S&P 500 Index	-28.39%	N/A	N/A	N/A	-18.43%(05/25/00)
Liberty Select Value	-17.69%	N/A	N/A	N/A	-2.48%(05/25/00)
Newport Tiger	-23.71%	-18.87%	-3.57%	N/A	-4.10%(05/01/95)
MFS Emerging Growth	-38.68%	-31.32%	-5.25%	N/A	3.18%(07/24/95)
MFS Investors Growth Stock	-32.99%	-19.05%	N/A	N/A	-8.11%(05/03/99)
MFS Investors Trust	-26.91%	-15.35%	-4.70%	N/A	4.13%(10/09/95)
MFS New Discovery	-36.78%	-16.63%	N/A	N/A	0.42%(04/29/98)
Rydex OTC	-43.32%	-39.20%	N/A	N/A	-2.40%(05/07/97)
Liberty Federal Securities	2.07%	6.28%	5.10%	5.32%	6.36%(01/01/89)
Liberty Asset Allocation	-18.37%	-10.17%	-1.81%	4.53%	6.66%(01/01/89)
Stein Roe Growth Stock	-35.36%	-24.91%	-5.92%	4.31%	8.01%(01/01/89)
Wanger Foreign Forty	-21.48%	-17.45%	N/A	N/A	0.63%(02/01/99)
Wanger International Small Cap	-20.12%	-25.88%	1.33%	N/A	8.24%(05/03/95)
Wanger Twenty	-14.36%	0.57%	N/A	N/A	8.29%(02/01/99)
Wanger U. S. Smaller Companies	-22.88%	-7.84%	1.14%	N/A	11.52%(05/03/95)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus any expense reimbursement percentages currently applicable to the Funds.

**Before April 14, 2003, this Sub-account invested in shares of Colonial High Yield. Effective on that date, Colonial High Yield merged with Columbia High Yield and Galaxy High Yield, with Columbia High Yield as the surviving fund. For accounting purposes, Columbia High Yield is deemed the continuation of Galaxy High Yield. As a result of the merger, this Sub-account now invests in Columbia High Yield shares. The performance shown in the table is based on the performance of Galaxy High Yield, as though the Sub-account had invested in that fund and its successor since its inception.

***Before April 14, 2003, this Sub-account invested in shares of Crabbe Huson Real Estate. Effective on that date, Crabbe Huson Real Estate merged with Columbia Real Estate Equity, with Columbia Real Estate Equity as the surviving fund. As a result of the merger, this Sub-account now invest in Columbia Real Estate Equity shares. The performance shown in the table is based on the performance of Columbia Real Estate Equity, as though the Sub-account had invested in that fund and its successor since its inception.


Change in Accumulation Unit Value


The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-accounts assumes the Certificates were available prior to that date on the Funds' inception date.

A Sub-account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Certificate's annual 1.25% Mortality and Expense Risk Charge and the annual 0.15% distribution charge. They do not reflect deductions for any Contingent Deferred Sales Charge, Certificate Maintenance Charge, and premium taxes. The rates of change would be lower if these charges were included.


Average Annual Change		Average Annual Change
	In Accumulation Unit	in Accumulation Unit Value
	Value From Fund	over the period shown
	Inception Shown	through 12/31/02
Sub-account	through 12/31/02**	Three Years	Five Years	Ten Years
AIM Capital Appreciation	5.84%(05/05/93)	-20.85%	-3.61%	N/A
AIM International Growth	2.48%(05/05/93)	-23.08%	-5.03%	N/A
AIM Premier Equity	5.86%(05/05/93)	-20.67%	-4.39%	N/A
AllianceBernstein Growth and Income	8.72%(01/14/91)	-5.34%	2.09%	7.72%
AllianceBernstein Premier Growth	8.58%(06/26/92)	-23.03%	-2.81%	N/A
AllianceBernstein Technology	0.58%(01/11/96)	-31.19%	-1.87%	N/A
AllianceBernstein Worldwide Privatization	3.56%(02/28/95)	-16.41%	-0.95%	N/A
Fidelity Dynamic Capital Appreciation	-23.43%(09/25/00)	N/A	N/A	N/A
Fidelity Equity Income	8.46%(10/10/86)	-6.62%	-1.26%	8.17%
Fidelity Growth Opportunities	3.27%(01/05/95)	-19.16%	-7.80%	N/A
Colonial Small Cap Value	1.15%(05/19/98)	5.33%	N/A	N/A
Colonial Strategic Income	5.18%(07/05/94)	2.42%	2.43%	N/A
Columbia High Yield***	-4.54%(05/19/98)	-5.90%	N/A	N/A
Columbia Real Estate Equity ****	2.56%(06/01/99)	8.55%	N/A	N/A
Liberty Growth & Income	9.08%(07/05/94)	-8.38%	0.13%	N/A
Liberty All-Star Equity	-3.59%(11/15/97)	-13.03%	-3.79%	N/A
Liberty S&P 500 Index	-16.76%(05/25/00)	N/A	N/A	N/A
Liberty Select Value	-0.51%(05/25/00)	N/A	N/A	N/A
Newport Tiger	-4.09%(05/01/95)	-17.72%	-3.16%	N/A
MFS Emerging Growth	3.19%(07/24/95)	-30.32%	-4.85%	N/A
MFS Investors Growth Stock	-7.05%(05/03/99)	-17.90%	N/A	N/A
MFS Investors Trust	4.14%(10/09/95)	-14.16%	-4.29%	N/A
MFS New Discovery	1.06%(04/29/98)	-15.35%	N/A	N/A
Rydex OTC	-2.03%(05/07/97)	-38.29%	-3.52	N/A
Liberty Federal Securities	6.37%(01/01/89)	7.47%	5.44%	5.32%
Liberty Asset Allocation	6.66%(01/01/89)	-8.90%	-1.40%	4.54%
Stein Roe Growth Stock	8.01%(01/01/89)	-23.83%	-5.52%	4.31%
Wanger Foreign Forty	1.64%(02/01/99)	-16.28%	N/A	N/A
Wanger International Small Cap	8.25%(05/03/95)	-24.81%	1.72%	N/A
Wanger Twenty	9.11%(02/01/99)	1.89%	N/A	N/A
Wanger U.S. Smaller Companies	11.52%(05/03/95)	-6.55%	1.53%	N/A
	12-Month Period Change in Accumulation
	Unit Value**
Sub-account	1993	1994	1995	1996	1997
AIM Capital Appreciation	18.41%*	1.09%	33.79%	15.98%	11.90%
AIM International Growth	9.00%*	-1.13%	16.74%	21.67%	7.12%
AIM Premier Equity	13.78%*	2.60%	34.34%	13.45%	21.99%
AllianceBernstein Growth and Income	10.16%	-1.72%	33.93%	22.36%	27.02%
AllianceBernstein Premier Growth	11.07%	-4.30%	42.85%	21.00%	32.01%
AllianceBernstein Technology	N/A	N/A	N/A	8.65%*	4.74%
AllianceBernstein Worldwide Privatization	N/A	N/A	8.10%*	16.87%	9.22%
Fidelity Dynamic Capital Appreciation	N/A	N/A	N/A	N/A	N/A
Fidelity Equity Income	16.66%	5.59%	33.23%	12.69%	26.29%
Fidelity Growth Opportunities	N/A	N/A	29.82%*	16.63%	28.16%
Colonial Small Cap Value	N/A	N/A	N/A	N/A	N/A
Colonial Strategic Income	N/A	0.15%*	16.67%	8.20%	7.70%
Columbia High Yield ***	N/A	N/A	N/A	N/A	N/A
Columbia Real Estate Equity ****	N/A	N/A	N/A	N/A	N/A
Liberty Growth & Income	N/A	3.69%*	27.91%	20.14%	30.41%
Liberty All-Star Equity	N/A	N/A	N/A	N/A	0.63%*
Liberty S&P 500 Index	N/A	N/A	N/A	N/A	N/A
Liberty Select Value	N/A	N/A	N/A	N/A	N/A
Newport Tiger	N/A	N/A	14.46%*	9.69%	-32.09%
MFS Emerging Growth	N/A	N/A	16.70%*	15.40%	20.22%
MFS Investors Growth Stock	N/A	N/A	N/A	N/A	N/A
MFS Investors Trust	N/A	N/A	6.31%*	22.72%	27.99%
MFS New Discovery	N/A	N/A	N/A	N/A	N/A
Rydex OTC	N/A	N/A	N/A	N/A	6.54%*
Liberty Federal Securities	4.80%	-2.93%	14.14%	3.25%	7.54%
Liberty Asset Allocation	7.78%	-4.52%	23.75%	14.01%	15.21%
Stein Roe Growth Stock	3.52%	-7.64%	35.84%	19.59%	30.45%
Wanger Foreign Forty	N/A	N/A	N/A	N/A	N/A
Wanger International Small Cap	N/A	N/A	33.28%*	30.17%	2.82%
Wanger Twenty	N/A	N/A	N/A	N/A	N/A
Wanger U.S. Smaller Companies	N/A	N/A	15.88%*	44.55%	27.63%
	12-Month Period Change in Accumulation
	Unit Value**
Sub-account	1998	1999	2000	2001	2002
AIM Capital Appreciation	17.68%	42.62%	-12.14%	-24.35%	-25.40%
AIM International Growth	11.03%	52.91%	-27.42%	-26.60%	-16.84%
AIM Premier Equity	24.89%	28.12%	-15.82%	-13.78%	-31.22%
AllianceBernstein Growth and Income	19.22%	9.54%	12.03%	-1.24%	-23.34%
AllianceBernstein Premier Growth	45.93%	30.17%	-17.92%	-18.55%	-31.80%
AllianceBernstein Technology	61.13%	72.69%	-22.75%	-26.49%	-42.61%
AllianceBernstein Worldwide Privatization	4.23%	56.64%	-24.16%	-18.43%	-5.58%
Fidelity Dynamic Capital Appreciation	N/A	N/A	-15.11%*	-29.43%	-8.83%
Fidelity Equity Income	10.00%	4.79%	6.65%	-6.54%	-18.30%
Fidelity Growth Opportunities	22.79%	2.74%	-18.41%	-15.83%	-23.09%
Colonial Small Cap Value	-14.25%*	4.87%	17.24%	7.69%	-7.44%
Colonial Strategic Income	4.56%	0.38%	-1.51%	2.22%	6.71%
Columbia High Yield***	-3.69%*	0.25%	-8.39%	-4.17%	-5.09%
Columbia Real Estate Equity ****	N/A	%*	%	%	-0.97%
Liberty Growth & Income	18.49%	10.45%	2.13%	-2.03%	-23.14%
Liberty All-Star Equity	17.03%	7.06%	4.79%	-14.03%	-26.99%
Liberty S&P 500 Index	N/A	N/A	6.00%*	-13.37%	-23.82%
Liberty Select Value	N/A	N/A	10.46%*	2.04%	-12.44%
Newport Tiger	-7.73%	65.70%	-16.47%	-17.82%	-18.84%
MFS Emerging Growth	32.31%	74.28%	-20.77%	-34.54%	-34.77%
MFS Investors Growth Stock	N/A	38.22%*	4.73%	-25.88%	-28.72%
MFS Investors Trust	20.64%	5.22%	-1.66%	-17.27%	-22.24%
MFS New Discovery	1.25%*	71.02%	-3.45%	-6.57%	-32.74%
Rydex OTC	83.23%	94.14%	-39.04%	-36.08%	-39.70%
Liberty Federal Securities	5.32%	-0.34%	9.10%	5.28%	8.07%
Liberty Asset Allocation	10.99%	11.07%	-2.56%	-10.65%	13.16%
Stein Roe Growth Stock	26.14%	35.05%	-13.35%	-25.83%	-13.23%
Wanger Foreign Forty	N/A	81.59%*	-2.93%	-27.63%	-16.46%
Wanger International Small Cap	14.72%	123.30%	-35.66%	-22.25%	-15.02%
Wanger Twenty	N/A	32.95%*	7.94%	7.57%	-8.89%
Wanger U.S. Smaller Companies	7.18%	23.34%	-9.42%	9.84%	-17.96%

* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.

** Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.

***Before April 14, 2003, this Sub-account invested in shared of Colonial High Yield. Effective on that date, Colonial High Yield merged with Columbia High Yield and Galaxy High Yield, with Columbia High Yield as the surviving fund. As a result of the merger, this Sub-account now invests in Columbia High Yield shares. The performance shown in the table is based on the performance of Colonial High Yield, in which Sub-account actually invested prior to the merger.

****Before April 14, 2003, this Sub-account invested in shares of Crabbe Huson Real Estate. Effective on that date, Crabbe Huson Real Estate merged into Columbia Real Estate Equity, with Columbia Real Estate Equity as the surviving fund. As a result of the merger, this Sub-account now invests in Columbia Real Estate Equity shares. The performance shown in the table is based on the performance of Crabbe Huson Real Estate, in which Sub-account actually invested prior to merger.



Yield for Liberty Money Market Sub-account

Yield percentages for the Liberty Money Market Sub-account are calculated using the method prescribed by the Securities and Exchange Commission. Yields reflect the deduction of the annual 1.40% asset-based Certificate charges. Yields also reflect, on an allocated basis, the Certificate's annual $36 Certificate Maintenance Charge that is collected after the first Certificate Anniversary. Yields do not reflect Surrender Charges and premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

Yield equals:   (A - B - 1) X  365
                              C                  7

Where:
A	=	the Accumulation Unit value at the end of the 7-day period.

B	=

hypothetical Certificate Maintenance Charge for the 7-day period. The assumed annual Liberty Money Market Sub-account charge is equal to the $36 Certificate charge multiplied by a fraction equal to the average number of Certificates with Liberty Money Market Sub-account value during the 7-day period divided by the average total number of Certificates during the 7-day period. This annual amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one Liberty Money Market Sub-account Accumulation Unit during the 7-day period divided by the average Certificate Value in Liberty Money Market Sub-account during the 7-day period.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Liberty Money Market Sub-account will continue over an entire year.

For the 7-day period ended 12/31/02 the yield for the Liberty Money Market Sub-account was -0.87%.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Keyport Life Insurance Company are included in the statement of additional information. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.



Independent Auditors' Report

To the Board of Directors of Keyport Life Insurance Company

and Contract Owners of Variable Account A

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts of Keyport Life Insurance Company - Variable Account A (comprising, respectively, AIM VI Capital Appreciation Series I, AIM VI Growth Series I, AIM VI International Growth Series I, AIM VI Premier Equity Series I, Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance VS Global Bond Portfolio (A), Alliance VS Global Bond Portfolio (B), Alliance VS Growth & Income Portfolio (A), Alliance VS Growth & Income Portfolio (B), Alliance VS Growth Portfolio (B), Alliance VS International Portfolio (B), Alliance VS Premier Growth Portfolio (A), Alliance VS Premier Growth Portfolio (B), Alliance VS Real Estate Investment Portfolio (A), Alliance VS Technology Portfolio (B), Alliance VS Total Return Portfolio (B), Alliance VS Worldwide Privatization Portfolio (B), Brinson UBS Global AM Tactical Allocation, Exeter Growth Fund, Exeter Moderate Growth Fund, Fidelity VIP Equity Income Fund - SC2, Fidelity VIP III Dynamic Capital Appreciation Fund - SC2, Fidelity VIP III Growth Opportunities Fund - SC2, Templeton Developing Markets Securities Fund 2, Colonial Global Equity Fund, VS (B), Colonial High Yield Securities Fund, VS (A), Colonial High Yield Securities Fund, VS (B), Colonial International Fund for Growth, VS (A), Colonial International Horizons Fund, VS (B), Colonial Small Cap Value Fund, VS (A), Colonial Small Cap Value Fund, VS (B), Colonial Strategic Income Fund, VS (A), Colonial Strategic Income Fund, VS (B), Colonial US Growth & Income Fund, VS (A), Colonial US Growth & Income Fund, VS (B), Crabbe Huson Real Estate Investment Fund, VS (B), Liberty All-Star Equity Fund, VS (A), Liberty All-Star Equity Fund, VS (B), Liberty Newport Japan Opportunities Fund, VS (A), Liberty Newport Japan Opportunities Fund, VS (B), Liberty S&P 500 Index Fund, VS (A), Liberty S&P 500 Index Fund, VS (B), Liberty Select Value Fund, VS (A), Liberty Select Value Fund, VS (B), Liberty Value Fund, VS (A), Liberty Value Fund, VS (B), Newport Tiger Fund, VS (A), Newport Tiger Fund, VS (B), Rydex Financial Services Fund, VS (A), Rydex Financial Services Fund, VS (B), Rydex Health Care Fund, VS (A), Rydex Health Care Fund, VS (B), SteinRoe Global Utilities Fund, Wanger Foreign Forty Fund, Wanger International Small Cap Fund, Wanger Twenty Fund, Wanger US Smaller Companies Fund, MFS VIT Bond Series IC, MFS VIT Emerging Growth Series IC, MFS VIT Emerging Growth Series SC, MFS VIT Investors Growth Stock Series SC, MFS VIT Investors Trust Series SC, MFS VIT New Discovery Series SC, MFS VIT Research Series IC, Rydex VT Nova Fund, Rydex VT OTC Fund, Rydex VT Precious Metals Fund, Rydex VT US Government Money Market Fund, Rydex VT Ursa Fund, Rydex VT Arktos Fund, Rydex VT Medius Fund, Rydex VT Mekros Fund, Rydex VT Telecommunications Fund, Rydex VT Titan 500 Fund, Rydex VT US Government Bond Fund, Rydex VT Utilities Fund, Rydex VT Velocity 100 Fund, SteinRoe Balanced Fund VS (A), SteinRoe Balanced Fund VS (B), SteinRoe Growth Stock Fund VS (A), SteinRoe Growth Stock Fund VS (B), SteinRoe Money Market Fund VS (A), Liberty Federal Securities Fund VS (A), Liberty Federal Securities Fund VS (B), SteinRoe Small Company Growth Fund VS (A)) (the "Sub-Accounts") as of December 31, 2002, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of Keyport Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets of the Sub-Accounts for the year ended December 31, 2001, were audited by other auditors whose report, dated April 19, 2002, expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002; and the results of their operations and changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The information contained in footnote 5 for the year ended December 31, 2001 was derived from the financial statements for the year ended December 31, 2001 audited by other auditors, whose report, dated April 19, 2002 expressed an unqualified opinion.

Deloitte & Touche LLP

Boston, Massachusetts

April 18, 2003

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Assets and Liabilities

December 31, 2002

	Shares	Cost	Value
Assets
Investments at market value:
AIM Variable Insurance Funds, Inc. :
AIM VI Capital Appreciation Series I	924,754	$32,983,090	$15,193,702
AIM VI Growth Series I	177,205	5,021,089	2,002,421
AIM VI International Growth Series I	1,747,502	31,647,801	21,826,302
AIM VI Premier Equity Series I	1,366,989	42,668,531	22,172,555

Alger American Fund :
Alger American Growth Portfolio	1,552,618	82,448,551	38,240,992
Alger American Small Capitalization Portfolio	807,127	32,767,946	9,855,019

Alliance Variable Products Series Fund, Inc. :
Alliance Global Bond Portfolio (A)	1,595,003	18,850,717	20,144,892
Alliance Global Bond Portfolio (B)	458,908	5,077,888	5,754,708
Alliance Growth & Income Portfolio (A)	243,204	5,293,286	4,042,051
Alliance Growth & Income Portfolio (B)	2,029,948	45,641,365	33,473,836
Alliance Growth Portfolio (B)	63,144	924,873	738,789
Alliance International Portfolio (B)	32,758	367,908	323,318
Alliance Premier Growth Portfolio (A)	2,987,685	86,240,695	52,135,105
Alliance Premier Growth Portfolio (B)	1,688,454	64,114,354	29,193,378
Alliance Real Estate Investment Portfolio (A)	66,430	661,815	765,275
Alliance Technology Portfolio (B)	1,258,776	42,927,548	12,562,586
Alliance Total Return Portfolio (B)	89,940	1,502,503	1,373,388
Alliance Worldwide Privatization Portfolio (B)	83,848	969,393	961,739

Brinson Series Trust :
UBS Global AM Tactical Allocation	1,247,376	20,325,901	12,136,969

Exeter Insurance Fund, Inc. :
Exeter Growth Fund	28,001	350,212	315,288
Exeter Moderate Growth Fund	16,623	177,786	164,572

Fidelity VIP Funds :
Fidelity VIP Equity Income Fund - SC2	1,155,095	25,739,617	20,791,706
Fidelity VIP III Dynamic Capital Appreciation Fund - SC2	64,973	385,849	365,149
Fidelity VIP III Growth Opportunities Fund - SC2	855,358	13,635,070	9,956,372

Franklin Templeton Funds:
Templeton Developing Markets Securities Fund 2	287,406	1,977,546	1,347,932

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Assets and Liabilities

December 31, 2002

	Shares	Cost	Value
Assets (continued)
Liberty Variable Investment Trust :
Colonial Global Equity Fund, VS (B)	777,824	$8,004,943	$4,425,819
Colonial High Yield Securities Fund, VS (A)	1,732,333	14,474,578	10,030,208
Colonial High Yield Securities Fund, VS (B)	2,227,072	14,914,234	12,827,932
Colonial International Fund for Growth, VS (A)	17,490,220	34,623,280	22,037,677
Colonial International Horizons Fund, VS (B)	975,224	10,443,971	6,407,222
Colonial Small Cap Value Fund, VS (A)	593,538	5,728,162	6,214,341
Colonial Small Cap Value Fund, VS (B)	1,015,013	11,088,012	10,627,189
Colonial Strategic Income Fund, VS (A)	7,987,087	89,156,787	71,164,949
Colonial Strategic Income Fund, VS (B)	3,080,792	29,053,500	27,419,053
Colonial U.S. Growth & Income Fund, VS (A)	5,940,654	109,464,800	71,109,631
Colonial U.S. Growth & Income Fund, VS (B)	1,926,979	31,891,227	23,027,405
Crabbe Huson Real Estate Investment Fund, VS (B)	422,793	4,015,308	3,961,567
Liberty All-Star Equity Fund, VS (A)	3,574,433	41,558,888	27,809,087
Liberty All-Star Equity Fund, VS (B)	331,721	4,169,061	2,580,788
Liberty Newport Japan Opportunities Fund, VS (A)	8,333	100,000	41,333
Liberty Newport Japan Opportunities Fund, VS (B)	204,358	2,450,885	1,011,571
Liberty S&P 500 Index Fund, VS (A)	8,505	101,559	64,556
Liberty S&P 500 Index Fund, VS (B)	3,249,366	32,627,516	24,597,700
Liberty Select Value Fund, VS (A)	8,463	101,699	102,567
Liberty Select Value Fund, VS (B)	1,746,676	23,604,297	21,152,251
Liberty Value Fund, VS (A)	5,444,195	87,978,611	58,361,771
Liberty Value Fund, VS (B)	667,797	9,457,807	7,145,433
Newport Tiger Fund, VS (A)	3,931,189	7,310,933	5,700,224
Newport Tiger Fund, VS (B)	691,129	1,431,657	1,015,959
Rydex Financial Services Fund, VS (A)	8,520	102,335	92,276
Rydex Financial Services Fund, VS (B)	257,060	3,380,224	2,778,820
Rydex Health Care Fund, VS (A)	8,333	100,000	83,750
Rydex Health Care Fund, VS (B)	471,225	5,934,523	4,735,810
SteinRoe Global Utilities Fund	2,431,254	32,306,575	22,051,473
Wanger Foreign Forty Fund	243,374	3,000,896	2,399,664
Wanger International Small Cap Fund	788,481	12,560,936	10,463,138
Wanger Twenty Fund	627,319	8,976,431	8,901,660
Wanger US Smaller Companies Fund	1,458,359	30,808,226	26,994,230

MFS Variable Insurance Trust :
MFS Bond Series IC	373,373	4,196,365	4,413,263
MFS Emerging Growth Series IC	1,140,195	21,557,704	13,579,722
MFS Emerging Growth Series SC	399,975	10,603,738	4,743,703
MFS Investors Growth Stock Series SC	1,297,701	15,225,651	9,070,927
MFS Investors Trust Series SC	818,327	14,666,281	10,973,764
MFS New Discovery Series SC	500,844	7,582,001	5,198,758
MFS Research Series IC	2,003,681	34,938,884	21,599,683

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Assets and Liabilities

December 31, 2002

	Shares	Cost	Value
Assets (continued)
Rydex Variable Trust :
Rydex OTC Fund	230,782	$4,895,732	$2,088,574
Rydex Nova Fund	20,915	101,911	108,340
Rydex Ursa Fund	20,401	156,242	154,439
Rydex US Government Money Market Fund	4,266,285	4,266,285	4,266,285
Rydex Precious Metals Fund	23,958	152,383	169,865
Rydex Arktos Fund	3,636	136,364	141,939
Rydex Medius Fund	1,006	17,841	17,880
Rydex Mekros Fund	890	17,928	17,892
Rydex Telecommunications Fund	1,981	21,418	27,006
Rydex Titan 500 Fund	380	6,499	6,112
Rydex US Government Bond Fund	2	31	32
Rydex Utilities Fund	6,545	75,637	80,113
Rydex Velocity 100 Fund	1,530	19,886	18,211

SteinRoe Variable Investment Trust :
SteinRoe Balanced Fund VS (A)	6,475,133	104,951,838	76,859,833
SteinRoe Balanced Fund VS (B)	3,815,467	55,987,194	45,098,815
SteinRoe Growth Stock Fund VS (A)	2,265,978	104,918,433	44,141,249
SteinRoe Growth Stock Fund VS (B)	935,180	38,353,735	18,142,497
SteinRoe Money Market Fund VS (A)	177,022,732	177,022,732	177,022,732
Liberty Federal Securities Fund VS (A)	5,873,240	61,931,692	66,778,736
Liberty Federal Securities Fund VS (B)	7,294,538	78,064,132	82,428,283
SteinRoe Small Company Growth Fund VS (A)	827,964	11,668,150	5,704,675

Total assets		$1,985,159,882	1,406,028,426
Liabilities			-
Net assets			$1,406,028,426

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Assets and Liabilities

December 31, 2002

	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuity Reserve	Total
Net Assets
AIM VI Capital Appreciation Series I	1,586,593	$12,444,315	$2,749,387	$15,193,702
AIM VI Growth Series I	235,845	1,293,414	709,007	2,002,421
AIM VI International Growth Series I	2,668,092	18,562,887	3,263,415	21,826,302
AIM VI Premier Equity Series I	3,336,186	18,771,446	3,401,109	22,172,555
Alger American Growth Portfolio	2,819,539	32,204,786	6,036,206	38,240,992
Alger American Small Capitalization Portfolio	1,356,495	8,837,091	1,017,928	9,855,019
Alliance Global Bond Portfolio (A)	1,524,172	17,630,450	2,514,442	20,144,892
Alliance Global Bond Portfolio (B)	351,707	4,003,986	1,750,722	5,754,708
Alliance Growth & Income Portfolio (A)	332,516	3,399,413	642,638	4,042,051
Alliance Growth & Income Portfolio (B)	3,291,738	26,683,102	6,790,734	33,473,836
Alliance Growth Portfolio (B)	41,471	307,139	431,650	738,789
Alliance International Portfolio (B)	26,670	228,949	94,369	323,318
Alliance Premier Growth Portfolio (A)	3,790,652	44,644,629	7,490,476	52,135,105
Alliance Premier Growth Portfolio (B)	4,734,877	24,809,728	4,383,650	29,193,378
Alliance Real Estate Investment Portfolio (A)	61,543	717,446	47,829	765,275
Alliance Technology Portfolio (B)	2,352,979	11,439,580	1,123,006	12,562,586
Alliance Total Return Portfolio (B)	81,734	720,827	652,561	1,373,388
Alliance Worldwide Privatization Portfolio (B)	129,483	825,108	136,631	961,739
Colonial Global Equity Fund, VS (B)	224,637	1,158,691	410,213	1,568,904
Colonial High Yield Securities Fund, VS (A)	1,024,768	8,378,132	1,652,076	10,030,208
Colonial High Yield Securities Fund, VS (B)	1,383,491	11,129,922	1,698,010	12,827,932
Colonial International Fund for Growth, VS (A)	2,508,546	19,182,243	2,855,434	22,037,677
Colonial International Horizons Fund, VS (B)	479,807	2,886,350	852,850	3,739,200
Colonial Small Cap Value Fund, VS (A)	422,838	4,444,498	1,769,843	6,214,341
Colonial Small Cap Value Fund, VS (B)	875,046	9,196,065	1,431,124	10,627,189
Colonial Strategic Income Fund, VS (A)	3,941,851	60,887,491	10,277,458	71,164,949
Colonial Strategic Income Fund, VS (B)	1,462,962	22,459,180	4,959,873	27,419,053
Colonial U.S. Growth & Income Fund, VS (A)	2,977,597	62,365,270	8,744,361	71,109,631
Colonial U.S. Growth & Income Fund, VS (B)	965,683	20,198,112	2,829,293	23,027,405
Crabbe Huson Real Estate Investment Fund, VS (B)	93,592	1,066,471	593,227	1,659,698
Exeter Growth Fund	20,766	315,288	-	315,288
Exeter Moderate Growth Fund	11,986	164,572	-	164,572
Fidelity VIP Equity Income Fund - SC2	2,215,425	18,203,973	2,587,733	20,791,706
Fidelity VIP III Dynamic Capital Appreciation Fund - SC2	35,614	303,178	61,971	365,149
Fidelity VIP III Growth Opportunities Fund - SC2	1,620,640	8,743,645	1,212,727	9,956,372
Liberty All-Star Equity Fund, VS (A)	2,911,057	24,125,858	3,683,229	27,809,087
Liberty All-Star Equity Fund, VS (B)	369,611	2,309,760	271,028	2,580,788
Liberty Federal Securities Fund VS (B)	2,935,815	68,378,832	14,049,451	82,428,283
Liberty Federal Securities Fund VS (A)	2,367,575	55,464,459	11,314,277	66,778,736
Liberty Newport Japan Opportunities Fund, VS (B)	5,607	21,569	1	21,570
Liberty S&P 500 Index Fund, VS (B)	3,737,595	22,017,400	2,580,300	24,597,700
Liberty Select Value Fund, VS (B)	2,052,408	19,309,076	1,843,175	21,152,251
Liberty Value Fund, VS (A)	2,580,388	50,465,712	7,896,059	58,361,771
Liberty Value Fund, VS (B)	321,986	6,255,034	890,399	7,145,433
MFS Bond Series IC	322,953	3,981,755	431,508	4,413,263

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Assets and Liabilities

December 31, 2002

	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuity Reserve	Total
Net Assets
MFS Emerging Growth Series IC	1,290,296	$11,806,273	$1,773,449	$13,579,722
MFS Emerging Growth Series SC	466,199	4,247,895	495,808	4,743,703
MFS Investors Growth Stock Series SC	1,784,282	8,291,948	778,979	9,070,927
MFS Investors Trust Series SC	1,539,901	9,586,787	1,386,977	10,973,764
MFS New Discovery Series SC	836,252	4,786,290	412,468	5,198,758
MFS Research Series IC	1,992,682	19,037,066	2,562,617	21,599,683
Newport Tiger Fund, VS (A)	707,540	5,052,581	647,643	5,700,224
Newport Tiger Fund, VS (B)	134,342	975,610	40,349	1,015,959
Rydex Arktos Fund	4,034	141,939	-	141,939
Rydex Financial Services Fund, VS (B)	278,721	2,484,498	294,322	2,778,820
Rydex Health Care Fund, VS (B)	592,455	4,511,690	224,120	4,735,810
Rydex Medius Fund	1,042	17,880	-	17,880
Rydex Mekros Fund	1,159	17,892	-	17,892
Rydex Nova Fund	11,004	108,340	-	108,340
Rydex OTC Fund	869,747	2,024,356	64,218	2,088,574
Rydex Precious Metals Fund	4,368	169,865	-	169,865
Rydex Telecommunications Fund	1,833	27,006	-	27,006
Rydex Titan 500 Fund	392	6,112	-	6,112
Rydex Ursa Fund	3,912	154,439	-	154,439
Rydex US Government Bond Fund	1	32	-	32
Rydex US Government Money Market Fund	163,280	4,266,285	-	4,266,285
Rydex Utilities Fund	4,770	80,113	-	80,113
Rydex Velocity 100 Fund	1,469	18,211	-	18,211
SteinRoe Balanced Fund VS (A)	2,290,210	52,579,095	24,280,738	76,859,833
SteinRoe Balanced Fund VS (B)	1,414,782	32,299,581	12,799,234	45,098,815
SteinRoe Global Utilities Fund	1,352,428	19,068,595	2,982,878	22,051,473
SteinRoe Growth Stock Fund VS (A)	1,336,806	35,854,490	8,286,759	44,141,249
SteinRoe Growth Stock Fund VS (B)	581,302	15,553,452	2,589,045	18,142,497
SteinRoe Money Market Fund VS (A)	9,502,329	148,545,645	28,477,087	177,022,732
SteinRoe Small Company Growth Fund VS (A)	232,198	5,302,951	401,724	5,704,675
Templeton Developing Markets Securities Fund 2	197,556	1,242,613	105,319	1,347,932
UBS Global AM Tactical Allocation	1,080,427	7,153,584	4,983,385	12,136,969
Wanger Foreign Forty Fund	353,394	2,071,635	328,029	2,399,664
Wanger International Small Cap Fund	1,605,935	9,475,650	987,488	10,463,138
Wanger Twenty Fund	829,673	8,450,583	451,077	8,901,660
Wanger US Smaller Companies Fund	2,613,829	24,829,333	2,164,897	26,994,230

Net Asset of contracts owners		$1,171,177,147	$225,649,990	1,396,827,137

Retained by Keyport Life Insurance Company				9,201,289

Total net assets				$1,406,028,426

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	AIM VI Capital Appreciation Series I	AIM VI Growth Series I	Alger American Growth Portfolio
	2002	2002	2002
Income
Dividends	$-	$-	$22,949

Expenses
Mortality and expense risk and administrative charges	301,758	42,223	804,987
Net investment income (loss)	$(301,758)	$(42,223)	$(782,038)

Realized gains (losses) on investment
Realized gain (loss)	$(1,906,655)	$(1,437,112)	$(16,145,323)
Realized gain distributions	-	-	-
Realized gain (loss)	$(1,906,655)	$(1,437,112)	$(16,145,323)

Change in unrealized appreciation (depreciation) during the period	$(3,936,716)	$193,584	$(6,770,023)

Net increase (decrease) in net assets from operations	$(6,145,129)	$(1,285,751)	$(23,697,384)

	AIM VI International Growth Series I1	AIM VI Premier Equity Series I2	Alliance Global Bond Portfolio (A)
	2002	2002	2002
Income
Dividends	$140,424	$90,500	$238,841

Expenses
Mortality and expense risk and administrative charges	324,463	452,464	296,108
Net investment income (loss)	$(184,039)	$(361,964)	$(57,267)

Realized gains (losses) on investment
Realized gain (loss)	$(74,503)	$(2,749,776)	$27,017
Realized gain distributions	-	-	-
Realized gain (loss)	$(74,503)	$(2,749,776)	$27,017

Change in unrealized appreciation (depreciation) during the period	$(3,657,544)	$(8,523,558)	$2,914,853

Net increase (decrease) in net assets from operations	$(3,916,086)	$(11,635,298)	$2,884,603

1 Changed name from AIM International VI Equity Series I May 1, 2002.

2 Changed name from AIM VI Value Series I May 1, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Alger American Small Capitalization Portfolio	Alliance Growth & Income Portfolio (A)	Alliance Growth & Income Portfolio (B)
	2002	2002	2002
Income
Dividends	$-	$35,862	$216,194

Expenses
Mortality and expense risk and administrative charges	191,977	78,940	560,310
Net investment income (loss)	$(191,977)	$(43,078)	$(344,116)

Realized gains (losses) on investment
Realized gain (loss)	$(2,699,029)	$(246,262)	$(913,762)
Realized gain distributions	-	184,309	1,328,958
Realized gain (loss)	$(2,699,029)	$(61,953)	$415,196

Change in unrealized appreciation (depreciation) during the period	$(1,369,652)	$(1,422,938)	$(10,919,459)

Net increase (decrease) in net assets from operations	$(4,260,658)	$(1,527,969)	$(10,848,379)

	Alliance Global Bond Portfolio (B)	Alliance Growth Portfolio (B)	Alliance International Portfolio (B)
	2002	2002	2002
Income
Dividends	$51,069	$-	$-

Expenses
Mortality and expense risk and administrative charges	81,585	13,638	5,468
Net investment income (loss)	$(30,516)	$(13,638)	$(5,468)

Realized gains (losses) on investment
Realized gain (loss)	$37,393	$(61,990)	$(563)
Realized gain distributions	-	-	-
Realized gain (loss)	$37,393	$(61,990)	$(563)

Change in unrealized appreciation (depreciation) during the period	$748,959	$(263,900)	$(60,175)

Net increase (decrease) in net assets from operations	$755,836	$(339,528)	$(66,206)

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Alliance Premier Growth Portfolio (A)	Alliance Premier Growth Portfolio (B)	Alliance Total Return Portfolio (B)
	2002	2002	2002
Income
Dividends	$-	$-	$25,510

Expenses
Mortality and expense risk and administrative charges	1,039,011	573,716	19,739
Net investment income (loss)	$(1,039,011)	$(573,716)	$5,771

Realized gains (losses) on investment
Realized gain (loss)	$(15,060,343)	$(4,157,543)	$(69,997)
Realized gain distributions	-	-	15,520
Realized gain (loss)	$(15,060,343)	$(4,157,543)	$(54,477)

Change in unrealized appreciation (depreciation) during the period	$(13,300,767)	$(11,030,629)	$(145,504)

Net increase (decrease) in net assets from operations	$(29,400,121)	$(15,761,888)	$(194,210)

	Alliance Real Estate Investment Portfolio (A)	Alliance Technology Portfolio (B)	Mitchell Hutchins Balanced Portfolio (I)
	2002	2002	2002
Income
Dividends	$20,391	$-	$-

Expenses
Mortality and expense risk and administrative charges	11,520	292,784	-
Net investment income (loss)	$8,871	$(292,784)	$-

Realized gains (losses) on investment
Realized gain (loss)	$31,972	$(3,510,270)
Realized gain distributions	-	-	-
Realized gain (loss)	$31,972	$(3,510,270)	$-

Change in unrealized appreciation (depreciation) during the period	$(35,120)	$(6,990,347)	$-

Net increase (decrease) in net assets from operations	$5,723	$(10,793,401)	$-

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31,

	Alliance Worldwide Privatization Portfolio (B)	Mitchell Hutchins Growth Portfolio (I)	Mitchell Hutchins Growth & Income Portfolio (I)
	2002	2002	2002
Income
Dividends	$13,685	$-	$-

Expenses
Mortality and expense risk and administrative charges	12,169	-	-
Net investment income (loss)	$1,516	$-	$-

Realized gains (losses) on investment
Realized gain (loss)	$(3,068)	$-	$-
Realized gain distributions	-	-	-
Realized gain (loss)	$(3,068)	$-	$-

Change in unrealized appreciation (depreciation) during the period	$(38,307)	$-	$-

Net increase (decrease) in net assets from operations	$(39,859)	$-	$-

	Mitchell Hutchins Global Equity Portfolio (I)	Mitchell Hutchins Strategic Income Portfolio (I)	UBS Global AM Tactical Allocation [4]
	2002	2002	2002
Income
Dividends	$-	$-	$104,051

Expenses
Mortality and expense risk and administrative charges	-	-	253,596
Net investment income (loss)	$-	$-	$(149,545)

Realized gains (losses) on investment
Realized gain (loss)	$	$	$(3,554,580)
Realized gain distributions	-	-	-
Realized gain (loss)	$-	$-	$(3,554,580)

Change in unrealized appreciation (depreciation) during the period	$-	$-	$(1,373,402)

Net increase (decrease) in net assets from operations	$-	$-	$(5,077,527)

4 Changed name from Brinson Tactical Allocation May 1, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Exeter Growth Fund	Exeter Moderate Growth Fund	Fidelity VIP III Growth OpportunitiesFund - SC2
	2002	2002	2002
Income
Dividends	$7,963	$5,061	$69,565

Expenses
Mortality and expense risk and administrative charges	1,178	618	144,281
Net investment income (loss)	$6,785	$4,443	$(74,716)

Realized gains (losses) on investment
Realized gain (loss)	$22	$7	$(50,673)
Realized gain distributions	23,201	4,167	-
Realized gain (loss)	$23,223	$4,174	$(50,673)

Change in unrealized appreciation (depreciation) during the period	$(69,901)	$(18,659)	$(2,447,132)

Net increase (decrease) in net assets from operations	$(39,893)	$(10,042)	$(2,572,521)

	Fidelity VIP Equity Income Fund - SC2	Fidelity VIP III Dynamic Capital Appreciation Fund-SC2	Colonial Global Equity Fund, VS (B)
	2002	2002	2002
Income
Dividends	$267,666	$659	$-

Expenses
Mortality and expense risk and administrative charges	290,577	4,948	30,569
Net investment income (loss)	$(22,911)	$(4,289)	$(30,569)

Realized gains (losses) on investment
Realized gain (loss)	$(161,296)	$(1,656)	$(346,579)
Realized gain distributions	385,754	-	-
Realized gain (loss)	$224,458	$(1,656)	$(346,579)

Change in unrealized appreciation (depreciation) during the period	$(4,352,830)	$(25,656)	$(840,221)

Net increase (decrease) in net assets from operations	$(4,151,283)	$(31,601)	$(1,217,369)

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Templeton Developing Markets Securities Fund	Colonial High Yield Securities Fund, VS (B)	Colonial International Fund for Growth, VS (A)
	2002	2002	2002
Income
Dividends	$26,028	$1,026,345	$86,788

Expenses
Mortality and expense risk and administrative charges	29,817	131,468	376,475
Net investment income (loss)	$(3,789)	$894,877	$(289,687)

Realized gains (losses) on investment
Realized gain (loss)	$(57,397)	$(101,240)	$(2,443,093)
Realized gain distributions	-	-	-
Realized gain (loss)	$(57,397)	$(101,240)	$(2,443,093)

Change in unrealized appreciation (depreciation) during the period	$41,971	$(1,155,457)	$(1,415,808)

Net increase (decrease) in net assets from operations	$(19,215)	$(361,820)	$(4,148,588)

	Colonial High Yield Securities Fund, VS (A)	Colonial InternationalHorizons Fund, VS (B)	Colonial Small Cap Value Fund, VS (A)
	2002	2002	2002
Income
Dividends	$816,257	$3,417	$13,317

Expenses
Mortality and expense risk and administrative charges	138,218	65,269	101,497
Net investment income (loss)	$678,039	$(61,852)	$(88,180)

Realized gains (losses) on investment
Realized gain (loss)	$(614,909)	$(273,933)	$(179,781)
Realized gain distributions	-	-	201,914
Realized gain (loss)	$(614,909)	$(273,933)	$22,133

Change in unrealized appreciation (depreciation) during the period	$(532,101)	$(742,340)	$(680,542)

Net increase (decrease) in net assets from operations	$(468,971)	$(1,078,125)	$(746,589)

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Colonial Small Cap Value Fund, VS (B)	Colonial Strategic Income Fund, VS (A)	Colonial US Growth & Income Fund, VS (B)
	2002	2002	2002
Income
Dividends	$20,787	$5,696,794	$292,826

Expenses
Mortality and expense risk and administrative charges	149,139	1,080,332	349,007
Net investment income (loss)	$(128,352)	$4,616,462	$(56,181)

Realized gains (losses) on investment
Realized gain (loss)	$(61,918)	$(1,738,741)	$(301,295)
Realized gain distributions	344,222	-	-
Realized gain (loss)	$282,304	$(1,738,741)	$(301,295)

Change in unrealized appreciation (depreciation) during the period	$(1,138,754)	$2,036,299	$(6,299,512)

Net increase (decrease) in net assets from operations	$(984,802)	$4,914,020	$(6,656,988)

	Colonial Strategic Income Fund, VS (B)	Colonial US Growth & Income Fund, VS (A)	Crabbe Huson Real Estate Investment Fund, VS (B)
	2002	2002	2002
Income
Dividends	$2,107,960	$978,987	$190,320

Expenses
Mortality and expense risk and administrative charges	318,605	1,314,643	28,189
Net investment income (loss)	$1,789,355	$(335,656)	$162,131

Realized gains (losses) on investment
Realized gain (loss)	$15,349	$(4,411,388)	$19,921
Realized gain distributions	-	-	66,255
Realized gain (loss)	$15,349	$(4,411,388)	$86,176

Change in unrealized appreciation (depreciation) during the period	$(223,631)	$(20,148,005)	$(255,024)

Net increase (decrease) in net assets from operations	$1,581,073	$(24,895,049)	$(6,717)

See notes to Financial Statements.

sKEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (B)	Liberty S&P 500 Index Fund, VS (A)
	2002	2002	2002
Income
Dividends	$58,328	$5,341	$640

Expenses
Mortality and expense risk and administrative charges	513,555	50,394	-
Net investment income (loss)	$(455,227)	$(45,053)	$640

Realized gains (losses) on investment
Realized gain (loss)	$(3,054,362)	$(131,199)	$-
Realized gain distributions	-	-	-
Realized gain (loss)	$(3,054,362)	$(131,199)	$-

Change in unrealized appreciation (depreciation) during the period	$(8,182,730)	$(902,077)	$(19,441)

Net increase (decrease) in net assets from operations	$(11,692,319)	$(1,078,329)	$(18,801)

	Liberty Newport Japan Opportunities Fund, VS (A)	Liberty Newport Japan Opportunities Fund, VS (B)	Liberty Select Value Fund, VS (A)
	2002	2002	2002
Income
Dividends	$-	$-	$236

Expenses
Mortality and expense risk and administrative charges	-	555	-
Net investment income (loss)	$-	$(555)	$236

Realized gains (losses) on investment
Realized gain (loss)	$-	$(13,435)	$-
Realized gain distributions	-	-	-
Realized gain (loss)	$-	$(13,435)	$-

Change in unrealized appreciation (depreciation) during the period	$(6,417)	$(147,587)	$(13,085)

Net increase (decrease) in net assets from operations	$(6,417)	$(161,577)	$(12,849)

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Liberty S&P 500 Index Fund, VS (B)	Liberty Value Fund, VS (A)	Liberty Value Fund, VS (B)
	2002	2002	2002
Income
Dividends	$226,989	$903,009	$93,544

Expenses
Mortality and expense risk and administrative charges
Net investment income (loss)	$340,123	$1,030,983	$109,126
	(113,134)	(127,974)	(15,582)
Realized gains (losses) on investment
Realized gain (loss)	$(1,088,230)	$(3,388,719)	$(118,384)
Realized gain distributions	-	528,883	62,710
Realized gain (loss)	$(1,088,230)	$(2,859,836)	$(55,674)

Change in unrealized appreciation (depreciation) during the period	$(5,254,933)	$(15,627,590)	$(1,911,685)

Net increase (decrease) in net assets from operations	$(6,456,297)	$(18,615,400)	$(1,982,941)

	Liberty Select Value Fund, VS (B)	Newport Tiger Fund, VS (A)	Newport Tiger Fund, VS (B)
	2002	2002	2002
Income
Dividends	$17,388	$77,557	$13,511

Expenses
Mortality and expense risk and administrative charges	274,518	125,322	16,956
Net investment income (loss)	$(257,130)	$(47,765)	$(3,445)

Realized gains (losses) on investment
Realized gain (loss)	$333,062	$1,451,610	$44,072
Realized gain distributions	-	-	-
Realized gain (loss)	$333,062	$1,451,610	$44,072

Change in unrealized appreciation (depreciation) during the period	$(2,822,974)	$(751,303)	$(209,326)

Net increase (decrease) in net assets from operations	$(2,747,042)	$652,542	$(168,699)

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Rydex Financial Services Fund, VS (A)	Rydex Financial Services Fund, VS (B)	SteinRoe Global Utilities Fund, VS (A)
	2002	2002	2002
Income
Dividends	$677	$20,169	$790,231

Expenses
Mortality and expense risk and administrative charges	290	45,919	378,574
Net investment income (loss)	$387	$(25,750)	$411,657

Realized gains (losses) on investment
Realized gain (loss)	$(3,813)	$103,608	$(3,709,319)
Realized gain distributions	280	8,529	-
Realized gain (loss)	$(3,533)	$112,137	$(3,709,319)

Change in unrealized appreciation (depreciation) during the period	$(15,859)	$(505,746)	$(1,327,338)

Net increase (decrease) in net assets from operations	$(19,005)	$(419,359)	$(4,625,000)

	Rydex Health Care Fund, VS (A)	Rydex Health Care Fund, VS (B)	Wanger International Small Cap Fund
	2002	2002	2002
Income
Dividends	$-	$-	$-

Expenses
Mortality and expense risk and administrative charges	171	76,603	138,308
Net investment income (loss)	$(171)	$(76,603)	$(138,308)

Realized gains (losses) on investment
Realized gain (loss)	$(12,000)	$(8,071)	$1,138,002
Realized gain distributions	-	-	-
Realized gain (loss)	$(12,000)	$(8,071)	$1,138,002

Change in unrealized appreciation (depreciation) during the period	$(20,667)	$(1,127,579)	$(1,298,624)

Net increase (decrease) in net assets from operations	$(32,838)	$(1,212,253)	$(298,930)

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Wanger Foreign Forty Fund	Wanger US Smaller Companies Fund [6]	MFS Bond Series IC
	2002	2002	2002
Income
Dividends	$-	$-	$290,231

Expenses
Mortality and expense risk and administrative charges	31,128	351,966	67,000
Net investment income (loss)	$(31,128)	$(351,966)	$223,231

Realized gains (losses) on investment
Realized gain (loss)	$50,629	$(148,503)	$63,016
Realized gain distributions	-	-	-
Realized gain (loss)	$50,629	$(148,503)	$63,016

Change in unrealized appreciation (depreciation) during the period	$(322,093)	$(4,577,706)	$36,634

Net increase (decrease) in net assets from operations	$(302,592)	$(5,078,175)	$322,881

	Wanger Twenty Fund	MFS Emerging Growth Series IC	MFS Emerging Growth Series SC
	2002	2002	2002
Income
Dividends	$-	$-	$-

Expenses
Mortality and expense risk and administrative charges	111,816	265,451	98,558
Net investment income (loss)	$(111,816)	$(265,451)	$(98,558)

Realized gains (losses) on investment
Realized gain (loss)	$(60,814)	$(3,792,751)	$(567,765)
Realized gain distributions	-	-	-
Realized gain (loss)	$(60,814)	$(3,792,751)	$(567,765)

Change in unrealized appreciation (depreciation) during the period	$(546,379)	$(4,522,114)	$(2,355,741)

Net increase (decrease) in net assets from operations	$(719,009)	$(8,580,316)	$(3,022,064)

6 Changed name from Wanger US Small Cap Fund May 1, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	MFS Investors Growth Stock Series SC	MFS Investors Trust Series SC	Rydex OTC Fund
	2002	2002	2002
Income
Dividends	$-	$48,011	$-

Expenses
Mortality and expense risk and administrative charges	157,080	158,509	41,172
Net investment income (loss)	$(157,080)	$(110,498)	$(41,172)

Realized gains (losses) on investment
Realized gain (loss)	$(196,102)	$(111,853)	$(202,405)
Realized gain distributions	-	-	-
Realized gain (loss)	$(196,102)	$(111,853)	$(202,405)

Change in unrealized appreciation (depreciation) during the period	$(3,320,338)	$(2,575,459)	$(1,226,935)

Net increase (decrease) in net assets from operations	$(3,673,520)	$(2,797,810)	$(1,470,512)

	MFS New Discovery Series SC	MFS Research Series IC	Rydex Ursa Fund
	2002	2002	2002
Income
Dividends	$-	$82,123	$896

Expenses
Mortality and expense risk and administrative charges	82,950	409,874	1,591
Net investment income (loss)	$(82,950)	$(327,751)	$(695)

Realized gains (losses) on investment
Realized gain (loss)	$(58,378)	$(4,787,167)	$56,109
Realized gain distributions	-	-	-
Realized gain (loss)	$(58,378)	$(4,787,167)	$56,109

Change in unrealized appreciation (depreciation) during the period	$(2,116,555)	$(3,870,199)	$(1,802)

Net increase (decrease) in net assets from operations	$(2,257,883)	$(8,985,117)	$53,612

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Rydex Nova Fund	Rydex US Gov't Money Market Fund	Rydex Precious Metals Fund
	2002	2002	2002
Income
Dividends	$9,168	$13,668	$-

Expenses
Mortality and expense risk and administrative charges	1,022	27,576	614
Net investment income (loss)	$8,146	$(13,908)	$(614)

Realized gains (losses) on investment
Realized gain (loss)	$(64,587)	$-	$(27,377)
Realized gain distributions	-	-	-
Realized gain (loss)	$(64,587)	$-	$(27,377)

Change in unrealized appreciation (depreciation) during the period	$7,162	$-	$17,134

Net increase (decrease) in net assets from operations	$(49,279)	$(13,908)	$(10,857)

	Rydex US Gov't Bond Fund	Rydex Arktos Fund [9]	Rydex Biotechnology Fund [9]
	2002	2002	2002
Income
Dividends	$135	$812	$-

Expenses
Mortality and expense risk and administrative charges	35	376	214
Net investment income (loss)	$100	$436	$(214)

Realized gains (losses) on investment
Realized gain (loss)	$1,852	$9,174	$(19,032)
Realized gain distributions	-	-	499
Realized gain (loss)	$1,852	$9,174	$(18,533)

Change in unrealized appreciation (depreciation) during the period	$-	$5,575	$-

Net increase (decrease) in net assets from operations	$1,952	$15,185	$(18,747)

9 Commenced operations January 8, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Rydex Mekros Fund [9]	Rydex Real Estate Fund [10]	Rydex Technology Fund [9]
	2002	2002	2002
Income
Dividends	$-	$-	$-

Expenses
Mortality and expense risk and administrative charges	84	1	224
Net investment income (loss)	$(84)	$(1)	$(224)

Realized gains (losses) on investment
Realized gain (loss)	$(12,017)	$(64)	$7,881
Realized gain distributions	348	1	2,255
Realized gain (loss)	$(11,669)	$(63)	$10,136

Change in unrealized appreciation (depreciation) during the period	$(36)	$-	$-

Net increase (decrease) in net assets from operations	$(11,789)	$(64)	$9,912

	Rydex Electronics Fund [9]	Rydex Medius Fund [10]	Rydex Titan 500 Fund [10]
	2002	2002	2002
Income
Dividends	$-	$-	$-

Expenses
Mortality and expense risk and administrative charges	121	57	77
Net investment income (loss)	$(121)	$(57)	$(77)

Realized gains (losses) on investment
Realized gain (loss)	$(17,822)	$(7,562)	$9,561
Realized gain distributions	2,126	-	-
Realized gain (loss)	$(15,696)	$(7,562)	$9,561

Change in unrealized appreciation (depreciation) during the period	$-	$39	$(387)

Net increase (decrease) in net assets from operations	$(15,817)	$(7,580)	$9,097

9 Commenced operations January 8, 2002.

10 Commenced operations April 30, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Rydex Telecommunications Fund [9]	Rydex Velocity 100 Fund [10]
	2002	2002
Income
Dividends	$-	$-

Expenses
Mortality and expense risk and administrative charges	116	253
Net investment income (loss)	$(116)	$(253)

Realized gains (losses) on investment
Realized gain (loss)	$(3,332)	$(62,492)
Realized gain distributions	-	-
Realized gain (loss)	$(3,332)	$(62,492)

Change in unrealized appreciation (depreciation) during the period	$5,588	$(1,675)

Net increase (decrease) in net assets from operations	$2,140	$(64,420)

	Rydex Utilities Fund [9]	Rydex Banking Fund [9]
	2002	2002
Income
Dividends	$24	$-

Expenses
Mortality and expense risk and administrative charges	249	14
Net investment income (loss)	$(225)	$(14)

Realized gains (losses) on investment
Realized gain (loss)	$336	$(913)
Realized gain distributions	-	-
Realized gain (loss)	$336	$(913)

Change in unrealized appreciation (depreciation) during the period	$4,476	$-

Net increase (decrease) in net assets from operations	$4,587	$(927)

9 Commenced operations January 8, 2002.

10 Commenced operations April 30, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Rydex Basic Materials Fund [9]	Rydex Consumer Products Fund [9]	Rydex Energy Fund [9]
	2002	2002	2002
Income
Dividends	$-	$-	$-

Expenses
Mortality and expense risk and administrative charges	85	52	143
Net investment income (loss)	$(85)	$(52)	$(143)

Realized gains (losses) on investment
Realized gain (loss)	$(65,490)	$1,804	$23,937
Realized gain distributions	-	-	-
Realized gain (loss)	$(65,490)	$1,804	$23,937

Change in unrealized appreciation (depreciation) during the period	$-	$-	$-

Net increase (decrease) in net assets from operations	$(65,575)	$1,752	$23,794

	Rydex Internet Fund [9]	Rydex Leisure Fund [9]	Rydex Large Cap European Fund [9]
	2002	2002	2002
Income
Dividends	$-	$-	$-

Expenses
Mortality and expense risk and administrative charges	55	9	20
Net investment income (loss)	$(55)	$(9)	$(20)

Realized gains (losses) on investment
Realized gain (loss)	$(4,379)	$344	$(4,710)
Realized gain distributions	-	-	-
Realized gain (loss)	$(4,379)	$344	$(4,710)

Change in unrealized appreciation (depreciation) during the period	$-	$-	$-

Net increase (decrease) in net assets from operations	$(4,434)	$335	$(4,730)

9 Commenced operations January 8, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	Rydex Energy Services Fund [9]	Rydex Retailing Fund [9]	Rydex Transportation Fund [9]
	2002	2002	2002
Income
Dividends	$-	$-	$-

Expenses
Mortality and expense risk and administrative charges	1	7	-
Net investment income (loss)	$(1)	$(7)	$-

Realized gains (losses) on investment
Realized gain (loss)	$(1,186)	$8	$(45)
Realized gain distributions	-	-	-
Realized gain (loss)	$(1,186)	$8	$(45)

Change in unrealized appreciation (depreciation) during the period	$-	$-	$-

Net increase (decrease) in net assets from operations	$(1,187)	$1	$(45)

	Rydex Large Cap Japan Fund [9]	SteinRoe Growth Stock Fund VS (A)	SteinRoe Small Company Growth Fund VS (A)
	2002	2002	2002
Income
Dividends	$-	$137,263	$-

Expenses
Mortality and expense risk and administrative charges	-	885,813	103,718
Net investment income (loss)	$-	$(748,550)	$(103,718)

Realized gains (losses) on investment
Realized gain (loss)	$(80)	$(22,463,304)	$(316,983)
Realized gain distributions	-	-	-
Realized gain (loss)	$(80)	$(22,463,304)	$(316,983)

Change in unrealized appreciation (depreciation) during the period	$-	$(340,086)	$(1,882,846)

Net increase (decrease) in net assets from operations	$(80)	$(23,551,940)	$(2,303,547)

9 Commenced operations January 8, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Operations

For the Year Ended December 31, 2002

	SteinRoe Balanced Fund VS (A)	SteinRoe Balanced Fund VS (B)	SteinRoe Money Market Fund VS (A)
	2002	2002	2002
Income
Dividends	$3,254,333	$1,276,453	$2,186,868

Expenses
Mortality and expense risk and administrative charges	1,314,329	641,196	2,422,276
Net investment income (loss)	$1,940,004	$635,257	$(235,408)

Realized gains (losses) on investment
Realized gain (loss)	$(7,719,818)	$(372,154)	$-
Realized gain distributions	-	-	-
Realized gain (loss)	$(7,719,818)	$(372,154)	$-

Change in unrealized appreciation (depreciation) during the period	$(7,809,709)	$(6,772,522)	$-

Net increase (decrease) in net assets from operations	$(13,589,523)	$(6,509,419)	$(235,408)

	SteinRoe Growth Stock Fund VS (B)	Liberty Federal Securities Fund VS (B)	Liberty Federal Securities Fund VS (A)
	2002	2002	2002
Income
Dividends	$-	$2,072,430	$2,441,275

Expenses
Mortality and expense risk and administrative charges	335,870	917,470	868,503
Net investment income (loss)	$(335,870)	$1,154,960	$1,572,772

Realized gains (losses) on investment
Realized gain (loss)	$(649,318)	$56,221	$67,774
Realized gain distributions	-	-	-
Realized gain (loss)	$(649,318)	$56,221	$67,774

Change in unrealized appreciation (depreciation) during the period	$(7,773,778)	$3,689,207	$3,053,904

Net increase (decrease) in net assets from operations	$(8,758,966)	$4,900,388	$4,694,450

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	AIM VI Capital Appreciation Series I		AIM VI Growth Series I
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(301,758)	$(383,484)	$(42,223)	$(65,310)
Realized gain (loss)	(1,906,655)	428,325	(1,437,112)	(958,242)
Change in unrealized appreciation (depreciation) during the period	(3,936,716)	(9,019,108)	193,584	(1,683,431)
Net increase (decrease) in net assets from operations	$(6,145,129)	$(8,974,267)	$(1,285,751)	$(2,706,983)

Contract transactions:
Payments received from contract owners	$1,163,199	$5,394,518	$62,031	$535,141
Transfers between accounts, net	(2,054,317)	3,864,296	(608,107)	(152,963)
Transfer for contract terminations and annuity payouts	(2,692,739)	(4,043,355)	(572,226)	(1,250,830)
Net increase (decrease) in net assets from contract transactions	$(3,583,857)	$5,215,459	$(1,118,302)	$(868,652)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(9,728,986)	$(3,758,808)	$(2,404,053)	$(3,575,635)

Net assets at beginning of period	24,922,688	28,681,496	4,406,474	7,982,109
Net assets at end of period	$15,193,702	$24,922,688	$2,002,421	$4,406,474

	AIM VI International Growth Series I 1		AIM VI Premier Equity Series I 2
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(184,039)	$(271,870)	$(361,964)	$(503,750)
Realized gain (loss)	(74,503)	5,230,554	(2,749,776)	411,971
Change in unrealized appreciation (depreciation) during the period	(3,657,544)	(4,590,324)	(8,523,558)	(5,743,075)
Net increase (decrease) in net assets from operations	$(3,916,086)	$368,360	$(11,635,298)	$(5,834,854)

Contract transactions:
Payments received from contract owners	$7,364,616	$13,526,228	$3,083,998	$9,174,778
Transfers between accounts, net	1,648,633	8,302,507	(2,495,643)	3,582,464
Transfer for contract terminations and annuity payouts	(4,085,947)	(12,934,772)	(4,050,905)	(5,438,815)
Net increase (decrease) in net assets from contract transactions	$4,927,302	$8,893,963	$(3,462,550)	$7,318,427
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$1,011,216	$9,262,323	$(15,097,848)	$1,483,573

Net assets at beginning of period	20,815,086	11,552,763	37,270,403	35,786,830
Net assets at end of period	$21,826,302	$20,815,086	$22,172,555	$37,270,403

1 Changed name from AIM International VI Equity Series I May 1, 2002.

2 Changed name from AIM VI Value Series I May 1, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(782,038)	$(1,067,667)	$(191,977)	$(260,347)
Realized gain (loss)	(16,145,323)	7,560,047	(2,699,029)	(1,197,283)
Change in unrealized appreciation (depreciation) during the period	(6,770,023)	(20,163,063)	(1,369,652)	(6,295,731)
Net increase (decrease) in net assets from operations	$(23,697,384)	$(13,670,683)	$(4,260,658)	$(7,753,361)

Contract transactions:
Payments received from contract owners	$630,301	$2,092,433	$18,384	$611,872
Transfers between accounts, net	(6,431,427)	(8,692,907)	(402,366)	462,192
Transfer for contract terminations and annuity payouts	(8,343,144)	(11,199,776)	(1,911,899)	(2,381,949)
Net increase (decrease) in net assets from contract transactions	$(14,144,270)	$(17,800,250)	$(2,295,881)	$(1,307,885)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(37,841,654)	$(31,470,933)	$(6,556,539)	$(9,061,246)

Net assets at beginning of period	76,082,646	107,553,579	16,411,558	25,472,804
Net assets at end of period	$38,240,992	$76,082,646	$9,855,019	$16,411,558

	Alliance Global Bond Portfolio (A)		Alliance Global Bond Portfolio (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(57,267)	$(356,450)	$(30,516)	$(78,753)
Realized gain (loss)	27,017	(202,148)	37,393	18,736
Change in unrealized appreciation (depreciation) during the period	2,914,853	84,897	748,959	(63,631)
Net increase (decrease) in net assets from operations	$2,884,603	$(473,701)	$755,836	$(123,648)

Contract transactions:
Payments received from contract owners	$285,945	$430,646	$-	$-
Transfers between accounts, net	(212,498)	(2,317,592)	(435,608)	(140,367)
Transfer for contract terminations and annuity payouts	(5,108,963)	(3,958,144)	-	-
Net increase (decrease) in net assets from contract transactions	$(5,035,516)	$(5,845,090)	$(435,608)	$(140,367)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(2,150,913)	$(6,318,791)	$320,228	$(264,015)

Net assets at beginning of period	22,295,805	28,614,596	5,434,480	5,698,495
Net assets at end of period	$20,144,892	$22,295,805	$5,754,708	$5,434,480

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Alliance Growth & Income Portfolio (A)		Alliance Growth & Income Portfolio (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(43,078)	$(65,223)	$(344,116)	$(224,393)
Realized gain (loss)	(61,953)	305,340	415,196	1,105,956
Change in unrealized appreciation (depreciation) during the period	(1,422,938)	(363,286)	(10,919,459)	(1,887,438)
Net increase (decrease) in net assets from operations	$(1,527,969)	$(123,169)	$(10,848,379)	$(1,005,875)

Contract transactions:
Payments received from contract owners	$9,671,756	$25,098,944	$50,453	$225,172
Transfers between accounts, net	(4,997,242)	(17,419,315)	5,772,731	27,011,096
Transfer for contract terminations and annuity payouts	(6,294,774)	(9,211,375)	(327,694)	10
Net increase (decrease) in net assets from contract transactions	$(1,620,260)	$(1,531,746)	$5,495,490	$27,236,278
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(3,148,229)	$(1,654,915)	$(5,352,889)	$26,230,403

Net assets at beginning of period	7,190,280	8,845,195	38,826,725	12,596,322
Net assets at end of period	$4,042,051	$7,190,280	$33,473,836	$38,826,725

	Alliance Growth Portfolio (B) 3		Alliance International Portfolio (B) 3
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,638)	$(3,827)	$(5,468)	$(1,465)
Realized gain (loss)	(61,990)	1,013	(563)	2,647
Change in unrealized appreciation (depreciation) during the period	(263,900)	77,815	(60,175)	15,584
Net increase (decrease) in net assets from operations	$(339,528)	$75,001	$(66,206)	$16,766

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(28,458)	1,146,525	(1,033)	408,049
Transfer for contract terminations and annuity payouts	(104,671)	(10,080)	(32,872)	(1,386)
Net increase (decrease) in net assets from contract transactions	$(133,129)	$1,136,445	$(33,905)	$406,663
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(472,657)	$1,211,446	$(100,111)	$423,429

Net assets at beginning of period	1,211,446	-	423,429	-
Net assets at end of period	$738,789	$1,211,446	$323,318	$423,429

3 Commenced operations October 26, 2001

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Alliance Premier Growth Portfolio (A)		Alliance Premier Growth Portfolio (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,039,011)	$(1,726,709)	$(573,716)	$(766,593)
Realized gain (loss)	(15,060,343)	(1,337,942)	(4,157,543)	2,403,814
Change in unrealized appreciation (depreciation) during the period	(13,300,767)	(24,543,962)	(11,030,629)	(13,213,209)
Net increase (decrease) in net assets from operations	$(29,400,121)	$(27,608,613)	$(15,761,888)	$(11,575,988)

Contract transactions:
Payments received from contract owners	$4,975,985	$14,449,836	$33,239	$35,841
Transfers between accounts, net	(8,650,556)	(14,531,374)	(6,053,929)	9,207,870
Transfer for contract terminations and annuity payouts	(18,085,840)	(24,139,741)	(290,170)	(21,242)
Net increase (decrease) in net assets from contract transactions	$(21,760,411)	$(24,221,279)	$(6,310,860)	$9,222,469
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(51,160,532)	$(51,829,892)	$(22,072,748)	$(2,353,519)

Net assets at beginning of period	103,295,637	155,125,529	51,266,126	53,619,645
Net assets at end of period	$52,135,105	$103,295,637	$29,193,378	$51,266,126

	Alliance Real Estate Investment Portfolio (A)		Alliance Technology Portfolio (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,871	$20,530	$(292,784)	$(437,630)
Realized gain (loss)	31,972	12,044	(3,510,270)	632,458
Change in unrealized appreciation (depreciation) during the period	(35,120)	47,293	(6,990,347)	(10,202,532)
Net increase (decrease) in net assets from operations	$5,723	$79,867	$(10,793,401)	$(10,007,704)

Contract transactions:
Payments received from contract owners	$815	$3,844	$1,208,403	$4,409,247
Transfers between accounts, net	58,444	2,088	(1,650,704)	(167,405)
Transfer for contract terminations and annuity payouts	(211,078)	(176,122)	(1,845,792)	(3,279,190)
Net increase (decrease) in net assets from contract transactions	$(151,819)	$(170,190)	$(2,288,093)	$962,652
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(146,096)	$(90,323)	$(13,081,494)	$(9,045,052)

Net assets at beginning of period	911,371	1,001,694	25,644,080	34,689,132
Net assets at end of period	$765,275	$911,371	$12,562,586	$25,644,080

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Alliance Total Return Portfolio (B) 3		Alliance Worldwide Privatization Portfolio (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,771	$(3,816)	$1,516	$(7,377)
Realized gain (loss)	(54,477)	(214)	(3,068)	(46,778)
Change in unrealized appreciation (depreciation) during the period	(145,504)	16,388	(38,307)	50,679
Net increase (decrease) in net assets from operations	$(194,210)	$12,358	$(39,859)	$(3,476)

Contract transactions:
Payments received from contract owners	$275,594	$-	$314,171	$301,848
Transfers between accounts, net	536,447	1,645,468	489,748	204,152
Transfer for contract terminations and annuity payouts	(873,442)	(28,827)	(485,387)	(42,123)
Net increase (decrease) in net assets from contract transactions	$(61,401)	$1,616,641	$318,532	$463,877
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(255,611)	$1,628,999	$278,673	$460,401

Net assets at beginning of period	1,628,999	-	683,066	222,665
Net assets at end of period	$1,373,388	$1,628,999	$961,739	$683,066

	Mitchell Hutchins Balanced Portfolio (I)		Mitchell Hutchins Global Equity Portfolio (I)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$58,042	$-	$(6,580)
Realized gain (loss)	-	(95,984)	-	(229,862)
Change in unrealized appreciation (depreciation) during the period	-	85,648	-	89,435
Net increase (decrease) in net assets from operations	$-	$47,706	$-	$(147,007)

Contract transactions:
Payments received from contract owners	$-	$77,405	$-	$-
Transfers between accounts, net	-	(1,634,855)	-	(431,012)
Transfer for contract terminations and annuity payouts	-	(210,028)	-	(24,263)
Net increase (decrease) in net assets from contract transactions	$-	$(1,767,478)	$-	$(455,275)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$-	$(1,719,772)	$-	$(602,282)

Net assets at beginning of period	-	1,719,772	-	602,282
Net assets at end of period	$-	$-	$-	$-

3 Commenced operations October 26, 2001.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Mitchell Hutchins Growth Portfolio (I)			Mitchell Hutchins Growth & Income Portfolio (I)
	2002		2001	2002		2001
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(19,504)		$-	$(2,222)
Realized gain (loss)		-	(1,014,969)		-	(109,028)
Change in unrealized appreciation (depreciation) during the period		-	556,735		-	64,289
Net increase (decrease) in net assets from operations		$-	$(477,738)		$-	$(46,961)

Contract transactions:
Payments received from contract owners	$		$18,008	$		$181,861
Transfers between accounts, net			(1,235,270)			(1,148,708)
Transfer for contract terminations and annuity payouts			(169,490)			(201,530)
Net increase (decrease) in net assets from contract transactions		$-	$(1,386,752)		$-	$(1,168,377)
Increase (decrease) in amounts retained in Variable Account A, net		$-	$-		$-	$-

Total increase (decrease) in net assets		$-	$(1,864,490)		$-	$(1,215,338)

Net assets at beginning of period		-	1,864,490		-	1,215,338
Net assets at end of period		$-	$-		$-	$-

	Mitchell Hutchins Strategic Income Portfolio (I)		USB Global AM Tactical Allocation Portfolio (I) 4
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$17,530	$(149,545)	$182,428
Realized gain (loss)	-	(50,873)	(3,554,580)	1,169,989
Change in unrealized appreciation (depreciation) during the period	-	14,813	(1,373,402)	(5,773,387)
Net increase (decrease) in net assets from operations	$-	$(18,530)	$(5,077,527)	$(4,420,970)

Contract transactions:
Payments received from contract owners	$-	$4,305	$64,423	$5,659,531
Transfers between accounts, net	-	(324,749)	(4,506,911)	(2,259,983)
Transfer for contract terminations and annuity payouts	-	(20,769)	(2,983,190)	(4,883,665)
Net increase (decrease) in net assets from contract transactions	$-	$(341,213)	$(7,425,678)	$(1,484,117)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$-	$(359,743)	$(12,503,205)	$(5,905,087)

Net assets at beginning of period	-	359,743	24,640,174	30,545,261
Net assets at end of period	$-	$-	$12,136,969	$24,640,174

4 Changed name from Brinson Tactical Allocation May 1, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Exeter Growth Fund		Exeter Moderate Growth Fund
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,785	$7,143	$4,443	$3,188
Realized gain (loss)	23,223	15,246	4,174	7,127
Change in unrealized appreciation (depreciation) during the period	(69,901)	(5,614)	(18,659)	(5,175)
Net increase (decrease) in net assets from operations	$(39,893)	$16,775	$(10,042)	$5,140

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	-	-	-	-
Transfer for contract terminations and annuity payouts	-	-	-	-
Net increase (decrease) in net assets from contract transactions	$-	$-	$-	$-
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(39,893)	$16,775	$(10,042)	$5,140

Net assets at beginning of period	355,181	338,406	174,614	169,474
Net assets at end of period	$315,288	$355,181	$164,572	$174,614

	Fidelity VIP Equity Income Fund - SC2		Fidelity VIP III Dynamic Capital Appreciation Fund -SC2 5
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,911)	$(60,641)	$(4,289)	$(1,090)
Realized gain (loss)	224,458	238,247	(1,656)	(10,661)
Change in unrealized appreciation (depreciation) during the period	(4,352,830)	(786,451)	(25,656)	4,956
Net increase (decrease) in net assets from operations	$(4,151,283)	$(608,845)	$(31,601)	$(6,795)

Contract transactions:
Payments received from contract owners	$7,540,875	$11,272,753	$92,809	$280,316
Transfers between accounts, net	3,553,501	4,960,540	76,366	61,064
Transfer for contract terminations and annuity payouts	(2,615,315)	(3,498,638)	(33,489)	(73,521)
Net increase (decrease) in net assets from contract transactions	$8,479,061	$12,734,655	$135,686	$267,859
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$4,327,778	$12,125,810	$104,085	$261,064

Net assets at beginning of period	16,463,928	4,338,118	261,064	-
Net assets at end of period	$20,791,706	$16,463,928	$365,149	$261,064

5 Commenced operations March 15, 2001

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Fidelity VIP III Growth Opportunities Fund - SC2		Templeton Developing Markets Securities Fund 2
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(74,716)	$(82,462)	$(3,789)	$(14,586)
Realized gain (loss)	(50,673)	(35,297)	(57,397)	(48,220)
Change in unrealized appreciation (depreciation) during the period	(2,447,132)	(841,486)	41,971	(131,890)
Net increase (decrease) in net assets from operations	$(2,572,521)	$(959,245)	$(19,215)	$(194,696)

Contract transactions:
Payments received from contract owners	$3,122,623	$5,023,142	$14,076	$24,973
Transfers between accounts, net	1,595,924	2,695,216	(277,269)	165,395
Transfer for contract terminations and annuity payouts	(1,243,478)	(1,557,056)	(138,102)	(95,718)
Net increase (decrease) in net assets from contract transactions	$3,475,069	$6,161,302	$(401,295)	$94,650
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$902,548	$5,202,057	$(420,510)	$(100,046)

Net assets at beginning of period	9,053,824	3,851,767	1,768,442	1,868,488
Net assets at end of period	$9,956,372	$9,053,824	$1,347,932	$1,768,442

	Colonial Global Equity Fund, VS (B)		Colonial High Yield Securities Fund, VS (A)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,569)	$(46,631)	$678,039	$875,036
Realized gain (loss)	(346,579)	(175,988)	(614,909)	(37,464)
Change in unrealized appreciation (depreciation) during the period	(840,221)	(1,897,677)	(532,101)	(1,333,410)
Net increase (decrease) in net assets from operations	$(1,217,369)	$(2,120,296)	$(468,971)	$(495,838)

Contract transactions:
Payments received from contract owners	$4,291	$24,002	$439,448	$383,491
Transfers between accounts, net	(623,417)	150,905	2,089,336	286,695
Transfer for contract terminations and annuity payouts	(115,002)	(212,025)	(2,779,778)	(1,732,958)
Net increase (decrease) in net assets from contract transactions	$(734,128)	$(37,118)	$(250,994)	$(1,062,772)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(1,951,497)	$(2,157,414)	$(719,965)	$(1,558,610)

Net assets at beginning of period	6,377,316	8,534,730	10,750,173	12,308,783
Net assets at end of period	$4,425,819	$6,377,316	$10,030,208	$10,750,173

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Colonial High Yield Securities Fund, VS (B)		Colonial International Fund for Growth, VS (A)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$894,877	$509,471	$(289,687)	$(501,970)
Realized gain (loss)	(101,240)	6,435	(2,443,093)	(622,187)
Change in unrealized appreciation (depreciation) during the period	(1,155,457)	(809,805)	(1,415,808)	(10,009,709)
Net increase (decrease) in net assets from operations	$(361,820)	$(293,899)	$(4,148,588)	$(11,133,866)

Contract transactions:
Payments received from contract owners	$3,796,035	$7,573,878	$117,823	$616,224
Transfers between accounts, net	4,222,352	340,697	(1,796,281)	1,855,940
Transfer for contract terminations and annuity payouts	(1,679,627)	(1,734,825)	(3,597,511)	(4,054,515)
Net increase (decrease) in net assets from contract transactions	$6,338,760	$6,179,750	$(5,275,969)	$(1,582,351)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$5,976,940	$5,885,851	$(9,424,557)	$(12,716,217)

Net assets at beginning of period	6,850,992	965,141	31,462,234	44,178,451
Net assets at end of period	$12,827,932	$6,850,992	$22,037,677	$31,462,234

	Colonial International Horizons Fund, VS (B)		Colonial Small Cap Value Fund, VS (A)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(61,852)	$(37,600)	$(88,180)	$(56,879)
Realized gain (loss)	(273,933)	(271,295)	22,133	42,908
Change in unrealized appreciation (depreciation) during the period	(742,340)	(2,285,287)	(680,542)	373,925
Net increase (decrease) in net assets from operations	$(1,078,125)	$(2,594,182)	$(746,589)	$359,954

Contract transactions:
Payments received from contract owners	$17,389	$197,865	$49,992	$107,584
Transfers between accounts, net	121,311	(212,141)	2,062,602	1,214,261
Transfer for contract terminations and annuity payouts	(403,089)	(488,695)	(691,110)	(735,120)
Net increase (decrease) in net assets from contract transactions	$(264,389)	$(502,971)	$1,421,484	$586,725
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(1,342,514)	$(3,097,153)	$674,895	$946,679

Net assets at beginning of period	7,749,736	10,846,889	5,539,446	4,592,767
Net assets at end of period	$6,407,222	$7,749,736	$6,214,341	$5,539,446

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Colonial Small Cap Value Fund, VS (B)		Colonial Strategic Income Fund, VS (A)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(128,352)	$(58,838)	$4,616,462	$5,912,902
Realized gain (loss)	282,304	62,356	(1,738,741)	(553,428)
Change in unrealized appreciation (depreciation) during the period	(1,138,754)	534,779	2,036,299	(3,308,095)
Net increase (decrease) in net assets from operations	$(984,802)	$538,297	$4,914,020	$2,051,379

Contract transactions:
Payments received from contract owners	$3,012,790	$4,640,659	$721,602	$1,214,043
Transfers between accounts, net	2,135,690	794,433	(2,948,160)	(2,417,975)
Transfer for contract terminations and annuity payouts	(1,096,809)	(1,454,633)	(13,543,666)	(11,793,938)
Net increase (decrease) in net assets from contract transactions	$4,051,671	$3,980,459	$(15,770,224)	$(12,997,870)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$3,066,869	$4,518,756	$(10,856,204)	$(10,946,491)

Net assets at beginning of period	7,560,320	3,041,564	82,021,153	92,967,644
Net assets at end of period	$10,627,189	$7,560,320	$71,164,949	$82,021,153

	Colonial Strategic Income Fund, VS (B)		Colonial US Growth & Income Fund, VS (A)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,789,355	$1,263,281	$(335,656)	$(476,420)
Realized gain (loss)	15,349	(22,953)	(4,411,388)	14,963,780
Change in unrealized appreciation (depreciation) during the period	(223,631)	(1,127,838)	(20,148,005)	(17,012,655)
Net increase (decrease) in net assets from operations	$1,581,073	$112,490	$(24,895,049)	$(2,525,295)

Contract transactions:
Payments received from contract owners	$8,812,236	$12,323,932	$792,654	$2,021,544
Transfers between accounts, net	4,935,949	5,312,430	(2,147,337)	5,260,611
Transfer for contract terminations and annuity payouts	(4,452,758)	(4,158,183)	(12,294,442)	(12,536,486)
Net increase (decrease) in net assets from contract transactions	$9,295,427	$13,478,179	$(13,649,125)	$(5,254,331)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$10,876,500	$13,590,669	$(38,544,174)	$(7,779,626)

Net assets at beginning of period	16,542,553	2,951,884	109,653,805	117,433,431
Net assets at end of period	$27,419,053	$16,542,553	$71,109,631	$109,653,805

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Colonial US Growth & Income Fund, VS (B)		Crabbe Huson Real Estate Investment Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(56,181)	$55,331	$162,131	$180,264
Realized gain (loss)	(301,295)	2,460,793	86,176	51,167
Change in unrealized appreciation (depreciation) during the period	(6,299,512)	(2,345,671)	(255,024)	326,582
Net increase (decrease) in net assets from operations	$(6,656,988)	$170,453	$(6,717)	$558,013

Contract transactions:
Payments received from contract owners	$8,149,368	$14,206,421	$22,995	$504,970
Transfers between accounts, net	3,895,969	7,374,511	(177,175)	(259,623)
Transfer for contract terminations and annuity payouts	(4,322,063)	(3,324,665)	(234,899)	(348,766)
Net increase (decrease) in net assets from contract transactions	$7,723,274	$18,256,267	$(389,079)	$(103,419)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$1,066,286	$18,426,720	$(395,796)	$454,594

Net assets at beginning of period	21,961,119	3,534,399	4,357,363	3,902,769
Net assets at end of period	$23,027,405	$21,961,119	$3,961,567	$4,357,363

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Liberty All-Star Equity Fund, VS (A)		Liberty All-Star Equity Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(455,227)	$(606,687)	$(45,053)	$(39,918)
Realized gain (loss)	(3,054,362)	281,247	(131,199)	66,280
Change in unrealized appreciation (depreciation) during the period	(8,182,730)	(7,930,022)	(902,077)	(540,952)
Net increase (decrease) in net assets from operations	$(11,692,319)	$(8,255,462)	$(1,078,329)	$(514,590)

Contract transactions:
Payments received from contract owners	$398,865	$848,921	$372,866	$2,011,117
Transfers between accounts, net	(2,159,007)	(323,879)	(111,911)	492,644
Transfer for contract terminations and annuity payouts	(5,046,162)	(7,134,642)	(467,827)	(550,356)
Net increase (decrease) in net assets from contract transactions	$(6,806,304)	$(6,609,600)	$(206,872)	$1,953,405
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(18,498,623)	$(14,865,062)	$(1,285,201)	$1,438,815

Net assets at beginning of period	46,307,710	61,172,772	3,865,989	2,427,174
Net assets at end of period	$27,809,087	$46,307,710	$2,580,788	$3,865,989

	Liberty Newport Japan Opportunities Fund, VS (A)		Liberty Newport Japan Opportunities Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$(555)	$(877)
Realized gain (loss)	-	-	(13,435)	(2,763)
Change in unrealized appreciation (depreciation) during the period	(6,417)	(22,583)	(147,587)	(556,051)
Net increase (decrease) in net assets from operations	$(6,417)	$(22,583)	$(161,577)	$(559,691)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$4,405
Transfers between accounts, net	-	-	(8,925)	(32,377)
Transfer for contract terminations and annuity payouts	-	-	(1,180)	-
Net increase (decrease) in net assets from contract transactions	$-	$-	$(10,105)	$(27,972)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(6,417)	$(22,583)	$(171,682)	$(587,663)

Net assets at beginning of period	47,750	70,333	1,183,253	1,770,916
Net assets at end of period	$41,333	$47,750	$1,011,571	$1,183,253

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Liberty S&P 500 Index Fund, VS (A)		Liberty S&P 500 Index Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$640	$460	$(113,134)	$(56,560)
Realized gain (loss)	-	-	(1,088,230)	(4,452)
Change in unrealized appreciation (depreciation) during the period	(19,441)	(11,976)	(5,254,933)	(2,098,564)
Net increase (decrease) in net assets from operations	$(18,801)	$(11,516)	$(6,456,297)	$(2,159,576)

Contract transactions:
Payments received from contract owners	$-	$-	$7,256,478	$16,104,669
Transfers between accounts, net	-	-	5,211,456	5,436,180
Transfer for contract terminations and annuity payouts	-	-	(2,722,213)	(4,671,590)
Net increase (decrease) in net assets from contract transactions	$-	$-	$9,745,721	$16,869,259
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$(4,006,058)	$-

Total increase (decrease) in net assets	$(18,801)	$(11,516)	$(716,634)	$14,709,683

Net assets at beginning of period	83,357	94,873	25,314,334	10,604,651
Net assets at end of period	$64,556	$83,357	$24,597,700	$25,314,334

	Liberty Select Value Fund, VS (A)		Liberty Select Value Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$236	$252	$(257,130)	$(60,274)
Realized gain (loss)	-	168	333,062	21,247
Change in unrealized appreciation (depreciation) during the period	(13,085)	3,619	(2,822,974)	148,088
Net increase (decrease) in net assets from operations	$(12,849)	$4,039	$(2,747,042)	$109,061

Contract transactions:
Payments received from contract owners	$-	$-	$6,823,492	$7,465,263
Transfers between accounts, net	-	-	6,424,175	5,888,496
Transfer for contract terminations and annuity payouts	-	-	(2,378,714)	(1,729,331)
Net increase (decrease) in net assets from contract transactions	$-	$-	$10,868,953	$11,624,428
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$(2,308,413)	$-

Total increase (decrease) in net assets	$(12,849)	$4,039	$5,813,498	$11,733,489

Net assets at beginning of period	115,416	111,377	15,338,753	3,605,264
Net assets at end of period	$102,567	$115,416	$21,152,251	$15,338,753

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Liberty Value Fund, VS (A)		Liberty Value Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(127,974)	$(147,486)	$(15,582)	$18,161
Realized gain (loss)	(2,859,836)	8,005,327	(55,674)	475,509
Change in unrealized appreciation (depreciation) during the period	(15,627,590)	(10,022,492)	(1,911,685)	(449,716)
Net increase (decrease) in net assets from operations	$(18,615,400)	$(2,164,651)	$(1,982,941)	$43,954

Contract transactions:
Payments received from contract owners	$595,744	$1,332,392	$2,127,491	$4,173,577
Transfers between accounts, net	(1,443,204)	(7,006,744)	1,425,903	2,381,568
Transfer for contract terminations and annuity payouts	(10,290,528)	(11,032,731)	(1,370,144)	(681,604)
Net increase (decrease) in net assets from contract transactions	$(11,137,988)	$(16,707,083)	$2,183,250	$5,873,541
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(29,753,388)	$(18,871,734)	$200,309	$5,917,495

Net assets at beginning of period	88,115,159	106,986,893	6,945,124	1,027,629
Net assets at end of period	$58,361,771	$88,115,159	$7,145,433	$6,945,124

	Newport Tiger Fund, VS (A)		Newport Tiger Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47,765)	$(77,521)	$(3,445)	$(3,243)
Realized gain (loss)	1,451,610	171,172	44,072	473,411
Change in unrealized appreciation (depreciation) during the period	(751,303)	(1,640,911)	(209,326)	(139,529)
Net increase (decrease) in net assets from operations	$652,542	$(1,547,260)	$(168,699)	$330,639

Contract transactions:
Payments received from contract owners	$299,924	$220,858	$255,298	$335,239
Transfers between accounts, net	(3,508,775)	(391,868)	553,691	(137,870)
Transfer for contract terminations and annuity payouts	(1,570,277)	(1,019,874)	(649,536)	(83,691)
Net increase (decrease) in net assets from contract transactions	$(4,779,128)	$(1,190,884)	$159,453	$113,678
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(4,126,586)	$(2,738,144)	$(9,246)	$444,317

Net assets at beginning of period	9,826,810	12,564,954	1,025,205	580,888
Net assets at end of period	$5,700,224	$9,826,810	$1,015,959	$1,025,205

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Rydex Financial Services Fund, VS (A)		Rydex Financial Services Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$387	$420	$(25,750)	$(15,290)
Realized gain (loss)	(3,533)	-	112,137	(20,126)
Change in unrealized appreciation (depreciation) during the period	(15,859)	(15,120)	(505,746)	(349,736)
Net increase (decrease) in net assets from operations	$(19,005)	$(14,700)	$(419,359)	$(385,152)

Contract transactions:
Payments received from contract owners	$-	$-	$1,532,505	$1,645,215
Transfers between accounts, net	4,138	-	(754,803)	672,334
Transfer for contract terminations and annuity payouts	(35)	-	(334,190)	(378,394)
Net increase (decrease) in net assets from contract transactions	$4,103	$-	$443,512	$1,939,155
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$(1,002,559)	$-

Total increase (decrease) in net assets	$(14,902)	$(14,700)	$(978,406)	$1,554,003

Net assets at beginning of period	107,178	121,878	3,757,226	2,203,223
Net assets at end of period	$92,276	$107,178	$2,778,820	$3,757,226

	Rydex Health Care Fund, VS (A)		Rydex Health Care Fund, VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(171)	$-	$(76,603)	$(52,689)
Realized gain (loss)	(12,000)	-	(8,071)	(5,233)
Change in unrealized appreciation (depreciation) during the period	(20,667)	(14,083)	(1,127,579)	(362,767)
Net increase (decrease) in net assets from operations	$(32,838)	$(14,083)	$(1,212,253)	$(420,689)

Contract transactions:
Payments received from contract owners	$-	$-	$960,884	$2,162,238
Transfers between accounts, net	12,919	-	639,697	1,781,947
Transfer for contract terminations and annuity payouts	(748)	-	(599,032)	(471,234)
Net increase (decrease) in net assets from contract transactions	$12,171	$-	$1,001,549	$3,472,951
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$(915,750)	$-

Total increase (decrease) in net assets	$(20,667)	$(14,083)	$(1,126,454)	$3,052,262

Net assets at beginning of period	104,417	118,500	5,862,264	2,810,002
Net assets at end of period	$83,750	$104,417	$4,735,810	$5,862,264

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	SteinRoe Global Utilities Fund, VS (A)		Wanger Foreign Forty Fund
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$411,657	$16,730	$(31,128)	$(16,920)
Realized gain (loss)	(3,709,319)	(1,137,450)	50,629	295,605
Change in unrealized appreciation (depreciation) during the period	(1,327,338)	(5,596,004)	(322,093)	(286,441)
Net increase (decrease) in net assets from operations	$(4,625,000)	$(6,716,724)	$(302,592)	$(7,756)

Contract transactions:
Payments received from contract owners	$156,318	$572,812	$863,166	$1,271,261
Transfers between accounts, net	(3,055,765)	(4,440,549)	612,583	683,133
Transfer for contract terminations and annuity payouts	(3,694,123)	(5,186,355)	(551,980)	(325,323)
Net increase (decrease) in net assets from contract transactions	$(6,593,570)	$(9,054,092)	$923,769	$1,629,071
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(11,218,570)	$(15,770,816)	$621,177	$1,621,315

Net assets at beginning of period	33,270,043	49,040,859	1,778,487	157,172
Net assets at end of period	$22,051,473	$33,270,043	$2,399,664	$1,778,487

	Wanger International Small Cap Fund		Wanger Twenty Fund
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(138,308)	$(55,359)	$(111,816)	$(37,364)
Realized gain (loss)	1,138,002	874,805	(60,814)	(9,120)
Change in unrealized appreciation (depreciation) during the period	(1,298,624)	(797,236)	(546,379)	461,866
Net increase (decrease) in net assets from operations	$(298,930)	$22,210	$(719,009)	$415,382

Contract transactions:
Payments received from contract owners	$3,219,236	$2,875,814	$2,936,523	$2,955,821
Transfers between accounts, net	2,295,426	8,624,726	1,970,261	2,136,603
Transfer for contract terminations and annuity payouts	(1,692,225)	(4,848,055)	(676,899)	(474,250)
Net increase (decrease) in net assets from contract transactions	$3,822,437	$6,652,485	$4,229,885	$4,618,174
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$3,523,507	$6,674,695	$3,510,876	$5,033,556

Net assets at beginning of period	6,939,631	264,936	5,390,784	357,228
Net assets at end of period	$10,463,138	$6,939,631	$8,901,660	$5,390,784

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Wanger US Smaller Companies Fund 6		MFS Bond Series IC
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(351,966)	$(98,296)	$223,231	$367,846
Realized gain (loss)	(148,503)	59,461	63,016	84,270
Change in unrealized appreciation (depreciation) during the period	(4,577,706)	754,518	36,634	31,708
Net increase (decrease) in net assets from operations	$(5,078,175)	$715,683	$322,881	$483,824

Contract transactions:
Payments received from contract owners	$10,497,229	$11,245,193	$68,426	$245,736
Transfers between accounts, net	7,465,094	6,961,804	(406,656)	121,878
Transfer for contract terminations and annuity payouts	(3,267,541)	(1,966,894)	(1,475,514)	(2,488,235)
Net increase (decrease) in net assets from contract transactions	$14,694,782	$16,240,103	$(1,813,744)	$(2,120,621)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$9,616,607	$16,955,786	$(1,490,863)	$(1,636,797)

Net assets at beginning of period	17,377,623	421,837	5,904,126	7,540,923
Net assets at end of period	$26,994,230	$17,377,623	$4,413,263	$5,904,126

	MFS Emerging Growth Series IC		MFS Emerging Growth Series SC
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(265,451)	$(467,406)	$(98,558)	$(96,617)
Realized gain (loss)	(3,792,751)	(2,165,894)	(567,765)	329,731
Change in unrealized appreciation (depreciation) during the period	(4,522,114)	(14,252,708)	(2,355,741)	(2,853,139)
Net increase (decrease) in net assets from operations	$(8,580,316)	$(16,886,008)	$(3,022,064)	$(2,620,025)

Contract transactions:
Payments received from contract owners	$332,226	$837,576	$939,526	$4,811,362
Transfers between accounts, net	(2,093,158)	(3,133,112)	(622,053)	2,912,548
Transfer for contract terminations and annuity payouts	(2,723,780)	(4,669,044)	(782,061)	(1,634,801)
Net increase (decrease) in net assets from contract transactions	$(4,484,712)	$(6,964,580)	$(464,588)	$6,089,109
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(13,065,028)	$(23,850,588)	$(3,486,652)	$3,469,084

Net assets at beginning of period	26,644,750	50,495,338	8,230,355	4,761,271
Net assets at end of period	$13,579,722	$26,644,750	$4,743,703	$8,230,355

6 Changed name from Wanger US Small Cap Fund May 1, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	MFS Investors Growth Stock Series SC 7		MFS Investors Trust Series SC 8
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(157,080)	$(123,115)	$(110,498)	$(72,304)
Realized gain (loss)	(196,102)	52,974	(111,853)	106,323
Change in unrealized appreciation (depreciation) during the period	(3,320,338)	(2,378,358)	(2,575,459)	(1,078,025)
Net increase (decrease) in net assets from operations	$(3,673,520)	$(2,448,499)	$(2,797,810)	$(1,044,006)

Contract transactions:
Payments received from contract owners	$2,213,564	$5,879,474	$2,966,681	$6,259,010
Transfers between accounts, net	719,742	3,972,890	1,997,377	3,704,982
Transfer for contract terminations and annuity payouts	(1,411,720)	(1,680,117)	(1,205,246)	(1,684,117)
Net increase (decrease) in net assets from contract transactions	$1,521,586	$8,172,247	$3,758,812	$8,279,875
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(2,151,934)	$5,723,748	$961,002	$7,235,869

Net assets at beginning of period	11,222,861	5,499,113	10,012,762	2,776,893
Net assets at end of period	$9,070,927	$11,222,861	$10,973,764	$10,012,762

	MFS New Discovery Series SC		MFS Research Series IC
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(82,950)	$(58,256)	$(327,751)	$(619,100)
Realized gain (loss)	(58,378)	136,794	(4,787,167)	4,913,261
Change in unrealized appreciation (depreciation) during the period	(2,116,555)	(156,049)	(3,870,199)	(16,598,085)
Net increase (decrease) in net assets from operations	$(2,257,883)	$(77,511)	$(8,985,117)	$(12,303,924)

Contract transactions:
Payments received from contract owners	$1,624,067	$2,638,867	$431,109	$672,710
Transfers between accounts, net	774,355	1,311,342	(3,531,415)	(2,678,836)
Transfer for contract terminations and annuity payouts	(380,610)	(815,151)	(4,098,900)	(5,064,776)
Net increase (decrease) in net assets from contract transactions	$2,017,812	$3,135,058	$(7,199,206)	$(7,070,902)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(240,071)	$3,057,547	$(16,184,323)	$(19,374,826)

Net assets at beginning of period	5,438,829	2,381,282	37,784,006	57,158,832
Net assets at end of period	$5,198,758	$5,438,829	$21,599,683	$37,784,006

7 Changed name from MFS Growth Series SC May 1, 2001

8 Changed name from MFS Growth with Income Series SC May 1, 2001

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Rydex OTC Fund		Rydex Nova Fund
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(41,172)	$(38,606)	$8,146	$(910)
Realized gain (loss)	(202,405)	(39)	(64,587)	4,354
Change in unrealized appreciation (depreciation) during the period	(1,226,935)	(929,703)	7,162	(733)
Net increase (decrease) in net assets from operations	$(1,470,512)	$(968,348)	$(49,279)	$2,711

Contract transactions:
Payments received from contract owners	$333,505	$1,511,286	$-	$-
Transfers between accounts, net	37,615	1,639,289	104,463	52,646
Transfer for contract terminations and annuity payouts	(324,425)	(406,985)	(2,201)	-
Net increase (decrease) in net assets from contract transactions	$46,695	$2,743,590	$102,262	$52,646
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(1,423,817)	$1,775,242	$52,983	$55,357

Net assets at beginning of period	3,512,391	1,737,149	55,357
Net assets at end of period	$2,088,574	$3,512,391	$108,340	$55,357

	Rydex Ursa Fund		Rydex US Gov't Bond Fund
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(695)	$24,601	$100	$230
Realized gain (loss)	56,109	(12,247)	1,852	1,372
Change in unrealized appreciation (depreciation) during the period	(1,802)	(1)	-	-
Net increase (decrease) in net assets from operations	$53,612	$12,353	$1,952	$1,602

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(597,981)	690,282	(1,920)	(1,602)
Transfer for contract terminations and annuity payouts	(3,827)	-	-	-
Net increase (decrease) in net assets from contract transactions	$(601,808)	$690,282	$(1,920)	$(1,602)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(548,196)	$702,635	$32	$-

Net assets at beginning of period	702,635		-	-
Net assets at end of period	$154,439	$702,635	$32	$-

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Rydex US Gov't Money Market Fund		Rydex Precious Metals Fund
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,908)	$9,098	$(614)	$(39)
Realized gain (loss)	-	-	(27,377)	(619)
Change in unrealized appreciation (depreciation) during the period	-	-	17,134	348
Net increase (decrease) in net assets from operations	$(13,908)	$9,098	$(10,857)	$(310)

Contract transactions:
Payments received from contract owners	$3,593,253	$2,517,494	$-	$-
Transfers between accounts, net	(280,307)	(791,685)	169,409	11,623
Transfer for contract terminations and annuity payouts	(758,936)	(146,420)	-	-
Net increase (decrease) in net assets from contract transactions	$2,554,010	$1,579,389	$169,409	$11,623
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$2,540,102	$1,588,487	$158,552	$11,313

Net assets at beginning of period	1,726,183	137,696	11,313	-
Net assets at end of period	$4,266,285	$1,726,183	$169,865	$11,313

	Rydex Arktos Fund 9	Rydex Biotechnology Fund 9	Rydex Electronics Fund 9	Rydex Medius Fund 10
	2002	2002	2002	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$436	$(214)	$(121)	$(57)
Realized gain (loss)	9,174	(18,533)	(15,696)	(7,562)
Change in unrealized appreciation (depreciation) during the period	5,575	-	-	39
Net increase (decrease) in net assets from operations	$15,185	$(18,747)	$(15,817)	$(7,580)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	130,581	21,718	17,892	25,460
Transfer for contract terminations and annuity payouts	(3,827)	(2,971)	(2,075)	-
Net increase (decrease) in net assets from contract transactions	$126,754	$18,747	$15,817	$25,460
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$141,939	$-	$-	$17,880

Net assets at beginning of period	-	-	-	-
Net assets at end of period	$141,939	$-	$-	$17,880

9 Commenced operations January 8, 2002.

10 Commenced operations April 30, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Rydex Mekros Fund 9	Rydex Real Estate Fund 10	Rydex Technology Fund 9	Rydex Telecommunication Fund 10
	2002	2002	2002	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(84)	$(1)	$(224)	$(116)
Realized gain (loss)	(11,669)	(63)	10,136	(3,332)
Change in unrealized appreciation (depreciation) during the period	(36)	-	-	5,588
Net increase (decrease) in net assets from operations	$(11,789)	$(64)	$9,912	$2,140

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	31,820	64	(9,912)	24,875
Transfer for contract terminations and annuity payouts	(2,139)	-	-	(9)
Net increase (decrease) in net assets from contract transactions	$29,681	$64	$(9,912)	$24,866
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$17,892	$-	$-	$27,006

Net assets at beginning of period	-	-	-	-
Net assets at end of period	$17,892	$-	$-	$27,006

	Rydex Titan 500 Fund 10	Rydex Utilities Fund 9	Rydex Velocity 100 Fund 10	Rydex Banking Fund 9
	2002	2002	2002	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(77)	$(225)	$(253)	$(14)
Realized gain (loss)	9,561	336	(62,492)	(913)
Change in unrealized appreciation (depreciation) during the period	(387)	4,476	(1,675)	-
Net increase (decrease) in net assets from operations	$9,097	$4,587	$(64,420)	$(927)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(1,985)	75,526	89,059	927
Transfer for contract terminations and annuity payouts	(1,000)	-	(6,428)	-
Net increase (decrease) in net assets from contract transactions	$(2,985)	$75,526	$82,631	$927
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$6,112	$80,113	$18,211	$-

Net assets at beginning of period	-	-	-	-
Net assets at end of period	$6,112	$80,113	$18,211	$-

9 Commenced operations January 8, 2002.

10 Commenced operations April 30, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Rydex Basic Materials Fund9	Rydex Consumer Products Fund9	Rydex Energy Fund9	Rydex Energy Services Fund9
	2002	2002	2002	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(85)	$(52)	$(143)	$(1)
Realized gain (loss)	(65,490)	1,804	23937	(1,186)
Change in unrealized appreciation (depreciation) during the period	-	-	-	-
Net increase (decrease) in net assets from operations	$(65,575)	$1,752	$23,794	$(1,187)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	65,575	(1,705)	(23,794)	1,187
Transfer for contract terminations and annuity payouts	-	(47)	-	-
Net increase (decrease) in net assets from contract transactions	$65,575	$(1,752)	$(23,794)	$1,187
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$-	$-	$-	$-

Net assets at beginning of period	-	-	-	-
Net assets at end of period	$-	$-	$-	$-

	Rydex Internet Fund 9	Rydex Leisure Fund 9	Rydex Large Cap Europe Fund 9	Rydex Large Cap Japan Fund 9
	2002	2002	2002	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(55)	$(9)	$(20)	$-
Realized gain (loss)	(4,379)	344	(4,710)	(80)
Change in unrealized appreciation (depreciation) during the period	-	-	-	-
Net increase (decrease) in net assets from operations	$(4,434)	$335	$(4,730)	$(80)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	4,434	(326)	6,730	80
Transfer for contract terminations and annuity payouts	-	(9)	(2,000)	-
Net increase (decrease) in net assets from contract transactions	$4,434	$(335)	$4,730	$80
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$-	$-	$-	$-

Net assets at beginning of period	-	-	-	-
Net assets at end of period	$-	$-	$-	$-

9 Commenced operations January 8, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Rydex Retailing Fund 9	Rydex Transportation Fund 9	SteinRoe Balanced Fund VS (A)
	2002	2002	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7)	$-	$1,940,004	$2,219,137
Realized gain (loss)	8	(45)	(7,719,818)	2,807,813
Change in unrealized appreciation (depreciation) during the period	-	0	(7,809,709)	(20,115,533)
Net increase (decrease) in net assets from operations	$1	$(45)	$(13,589,523)	$(15,088,583)

Contract transactions:
Payments received from contract owners	$-	$-	$1,563,401	$4,226,263
Transfers between accounts, net	8	45	(7,235,967)	(3,029,860)
Transfer for contract terminations and annuity payouts	(9)	-	(17,261,034)	(18,396,669)
Net increase (decrease) in net assets from contract transactions	$(1)	$45	$(22,933,600)	$(17,200,266)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$-	$-	$(36,523,123)	$(32,288,849)

Net assets at beginning of period	-	-	113,382,956	145,671,805
Net assets at end of period	$-	$-	$76,859,833	$113,382,956

	SteinRoe Growth Stock Fund VS (A)		SteinRoe Growth Stock Fund VS (B)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(748,550)	$(1,473,683)	$(335,870)	$(329,880)
Realized gain (loss)	(22,463,304)	16,335,475	(649,318)	3,322,385
Change in unrealized appreciation (depreciation) during the period	(340,086)	(48,441,045)	(7,773,778)	(9,794,212)
Net increase (decrease) in net assets from operations	$(23,551,940)	$(33,579,253)	$(8,758,966)	$(6,801,707)

Contract transactions:
Payments received from contract owners	$691,049	$3,023,347	$4,050,783	$15,734,790
Transfers between accounts, net	(7,223,065)	(6,880,248)	(705,785)	7,774,346
Transfer for contract terminations and annuity payouts	(9,098,916)	(14,872,066)	(3,244,970)	(6,184,154)
Net increase (decrease) in net assets from contract transactions	$(15,630,932)	$(18,728,967)	$100,028	$17,324,982
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(39,182,872)	$(52,308,220)	$(8,658,938)	$10,523,275

Net assets at beginning of period	83,324,121	135,632,341	26,801,435	16,278,160
Net assets at end of period	$44,141,249	$83,324,121	$18,142,497	$26,801,435

9 Commenced operations January 8, 2002.

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	SteinRoe Balanced Fund VS (B)		SteinRoe Money Market Fund VS (A)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$635,257	$177,011	$(235,408)	$3,151,928
Realized gain (loss)	(372,154)	705,568	-	-
Change in unrealized appreciation (depreciation) during the period	(6,772,522)	(3,738,458)	-	-
Net increase (decrease) in net assets from operations	$(6,509,419)	$(2,855,879)	$(235,408)	$3,151,928

Contract transactions:
Payments received from contract owners	$13,210,351	$40,713,535	$78,802,000	$118,254,959
Transfers between accounts, net	4,406,045	8,135,408	137,869,723	30,964,343
Transfer for contract terminations and annuity payouts	(8,510,039)	(16,755,180)	(212,746,430)	(110,324,527)
Net increase (decrease) in net assets from contract transactions	$9,106,357	$32,093,763	$3,925,293	$38,894,775
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$2,596,938	$29,237,884	$3,689,885	$42,046,703

Net assets at beginning of period	42,501,877	13,263,993	173,332,847	131,286,144
Net assets at end of period	$45,098,815	$42,501,877	$177,022,732	$173,332,847

	Liberty Federal Securities VS (B) 11		SteinRoe Small Company Growth Fund VS (A)
	2002	2001	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,154,960	$338,669	$(103,718)	$(140,169)
Realized gain (loss)	56,221	(39,526)	(316,983)	4,518,172
Change in unrealized appreciation (depreciation) during the period	3,689,207	459,307	(1,882,846)	(5,504,454)
Net increase (decrease) in net assets from operations	$4,900,388	$758,450	$(2,303,547)	$(1,126,451)

Contract transactions:
Payments received from contract owners	$22,670,880	$29,615,883	$77,019	$100,039
Transfers between accounts, net	23,039,454	15,817,540	(47,776)	25,259
Transfer for contract terminations and annuity payouts	(10,579,617)	(10,645,665)	(900,350)	(1,603,382)
Net increase (decrease) in net assets from contract transactions	$35,130,717	$34,787,758	$(871,107)	$(1,478,084)
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$40,031,105	$35,546,208	$(3,174,654)	$(2,604,535)

Net assets at beginning of period	42,397,178	6,850,970	8,879,329	11,483,864
Net assets at end of period	$82,428,283	$42,397,178	$5,704,675	$8,879,329

11 Changed name from Stein Roe Mortgage Securities Fund May 1, 2001

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2002 and 2001

	Liberty FederalSecurities VS (A) 11
	2002	2001
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,572,772	$2,128,931
Realized gain (loss)	67,774	76,017
Change in unrealized appreciation (depreciation) during the period	3,053,904	544,596
Net increase (decrease) in net assets from operations	$4,694,450	$2,749,544

Contract transactions:
Payments received from contract owners	$709,538	$788,251
Transfers between accounts, net	15,584,524	9,967,843
Transfer for contract terminations and annuity payouts	(9,226,669)	(6,783,992)
Net increase (decrease) in net assets from contract transactions	$7,067,393	$3,972,102
Increase (decrease) in amounts retained in Variable Account A, net	$-	$-

Total increase (decrease) in net assets	$11,761,843	$6,721,646

Net assets at beginning of period	55,016,893	48,295,247
Net assets at end of period	$66,778,736	$55,016,893

11 Changed name from Stein Roe Mortgage Securities Fund May 1, 2001

See notes to Financial Statements.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements

December 31, 2002

1. Organization

Variable Account A (the "Variable Account") is a segregated investment account of Keyport Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers eleven variable annuity contracts: Keyport Advisor, Keyport Advisor Vista, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Vista, Keyport Optima, Keyport Exeter (formerly known as Manning & Napier), AnnuityNet.com, Rydex, and Keyport Latitude, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The eleven contracts and their respective eligible fund options are as follows:
Keyport Advisor Variable Annuity	Keyport Advisor Vista Variable Annuity

Alger American Fund:	AIM Variable Insurance Funds, Inc:
Alger American Growth Portfolio	AIM VI Capital Appreciation Series I
Alger American Small Capitalization	AIM VI Growth Series I
Portfolio	AIM VI International Growth Series I

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - IC	MFS Emerging Growth Series - IC
MFS Research Series - IC	MFS Research Series - IC
MFS Bond Series - IC

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Small Company Growth Fund, VS (A)	SteinRoe Small Company Growth Fund, VS (A)
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Liberty Value Fund, VS (A)	Liberty Value Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Fund for Growth, VS (A)	Colonial Strategic Income Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Colonial U.S. Growth & Income Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Global Bond Portfolio (A)	Alliance Global Bond Portfolio (A)
Alliance Premier Growth Portfolio (A)	Alliance Premier Growth Portfolio (A)
Alliance Growth and Income Portfolio (A)
Alliance Real Estate Investment Portfolio (A)

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Advisor Charter Variable Annuity	Keyport Advisor Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Series I	AIM VI Capital Appreciation Series I
AIM VI Premier Equity Series I	AIM VI Premier Equity Series I
AIM VI Growth Series I

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	Liberty Federal Securities Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Horizons Fund, VS (B)	Colonial International Horizons Fund, VS (B)
Colonial High Yield Securities Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)
Colonial Small Cap Value Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)	Crabbe Huson Real Estate
Colonial Strategic Income Fund, VS (A)	Investment Fund, VS (B)
Colonial Global Equity Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Global Bond Portfolio (B)	Alliance Global Bond Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Growth and Income Portfolio (B)
Alliance Total Return Portfolio (B)
Alliance International Portfolio (B)
Franklin Templeton:	Alliance Growth Portfolio (B)
Templeton Developing Markets Securities Fund 2	Alliance Global Bond Portfolio (B)

Alger American Fund:	Franklin Templeton:
Alger American Growth Portfolio	Templeton Developing Markets Securities Fund 2
Alger American Small Capitalization
Portfolio

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity	Keyport Vista Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Series I	AIM VI Capital Appreciation Series I
AIM VI International Growth Series I	AIM VI International Growth Series I
AIM VI Premier Equity Series I	AIM VI Premier Equity Series I

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (B)	SteinRoe Balanced Fund, VS (B)
Liberty Federal Securities Fund, VS (B)	Liberty Federal Securities Fund, VS (B)
SteinRoe Growth Stock Fund, VS (B)	SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial High Yield Securities Fund, VS (B)	Colonial High Yield Securities Fund, VS (B)
Colonial Small Cap Value Fund, VS (B)	Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)	Colonial Strategic Income Fund, VS (B)
Colonial U.S. Growth & Income Fund, VS (B)	Colonial U.S. Growth & Income Fund, VS (B)
Crabbe Huson Real Estate Investment	Crabbe Huson Real Estate Investment
Fund, VS (B)	Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)	Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunities Fund, VS (B)	Liberty Newport Japan Opportunities Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)	Liberty Select Value Fund, VS (B)
Liberty Value Fund, VS (B)	Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)	Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)	Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)	Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund	Wanger Foreign Forty Fund
Wanger International Small Cap Fund	Wanger International Small Cap Fund
Wanger Twenty Fund	Wanger Twenty Fund
Wanger US Smaller Companies Fund	Wanger US Smaller Companies Fund

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Growth & Income Portfolio (B)	Alliance Growth & Income Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Premier Growth Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)	Alliance Worldwide Privatization Portfolio (B)

Fidelity VIP Funds:	Fidelity VIP Funds:
Fidelity VIP Equity Income Fund - SC2	Fidelity VIP Equity Income Fund - SC2
Fidelity VIP III Growth Opportunities Fund - SC2	Fidelity VIP III Growth Opportunities Fund - SC2
Fidelity VIP III Dynamic Capital Appreciation	Fidelity VIP III Dynamic Capital Appreciation
Fund - SC2	Fund - SC2

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity (continued)	Keyport Vista Variable Annuity (continued)

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - SC	MFS Emerging Growth Series - SC
MFS Investors Growth Stock Series - SC	MFS Investors Growth Stock Series - SC
MFS Investors Trust Series - SC	MFS Investors Trust Series - SC
MFS New Discovery Series - SC	MFS New Discovery Series - SC

Rydex Variable Trust:	Rydex Variable Trust:
Rydex OTC Fund	Rydex OTC Fund

Keyport Optima Variable Annuity	Keyport Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Series I	Alliance Growth & Income Portfolio (B)
AIM VI International Growth Series I	Alliance Premier Growth Portfolio (B)
AIM VI Premier Equity Series I	Alliance Total Return Portfolio (B)
Alliance International Portfolio (B)
Alliance Growth Portfolio (B)
SteinRoe Variable Investment Trust (SRVIT):	Alliance Global Bond Portfolio (B)
SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (B)	MFS Variable Insurance Trust:
Liberty Federal Securities Fund, VS (B)	MFS Emerging Growth Series - SC
SteinRoe Growth Stock Fund, VS (B)	MFS Investors Growth Stock Series - SC
MFS Investors Trust Series - SC

Liberty Variable Investment Trust (LVIT):
Colonial High Yield Securities Fund, VS (B)	Brinson Series Trust
Colonial Small Cap Value Fund, VS (B)	USB Global AM Tactical Allocation Portfolio
Colonial Strategic Income Fund, VS (B)
Crabbe Huson Real Estate Investment	SteinRoe Variable Investment Trust (SRVIT):
Fund, VS (B)	SteinRoe Money Market Fund, VS (A)
Liberty All-Star Equity Fund, VS (B)
Newport Tiger Fund, VS (B)

Keyport Exeter Variable Annuity

Exeter Insurance Fund, Inc:
Exeter Moderate Growth Fund
Exeter Growth Fund

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
AnnuityNet.com Variable Annuity	AnnuityNet.com Variable Annuity

Liberty Variable Investment Trust (LVIT):	SteinRoe Variable Investment Trust (SRVIT):
Colonial High Yield Securities Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
Colonial Small Cap Value Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
Colonial US Growth & Income Fund, VS (A)	Liberty Federal Securities Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)	Keyport Latitude Variable Annuity
SteinRoe Global Utilities Fund, VS (A)
Wanger Foreign Forty Fund	Alliance Variable Products Series Fund, Inc:
Wanger International Small Cap Fund	Alliance Growth & Income Portfolio (B)
Wanger Twenty Fund	Alliance Premier Growth Portfolio (B)
Wanger US Smaller Companies Fund	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)
Keyport Latitude Variable Annuity
Fidelity VIP Funds:
AIM Variable Insurance Funds, Inc:	Fidelity VIP Equity Income Fund - SC2
AIM VI Capital Appreciation Series I	Fidelity VIP III Growth Opportunities Fund - SC2
AIM VI International Growth Series I	Fidelity VIP III Dynamic Capital Appreciation
AIM VI Premier Equity Series I	Fund - SC2

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
SteinRoe Money Market Fund, VS (A)	MFS Emerging Growth Series - SC
SteinRoe Balanced Fund, VS (B)	MFS Growth Series - SC
Liberty Federal Securities Fund, VS (B)	MFS Growth with Income Series - SC
SteinRoe Growth Stock Fund, VS (B)	MFS New Discovery Series - SC

Rydex Variable Trust:
Liberty Variable Investment Trust (LVIT):	Rydex OTC Fund
Colonial High Yield Securities Fund, VS (B)
Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)
Colonial U.S. Growth & Income Fund, VS (B)
Crabbe Huson Real Estate Investment
Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunities Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)
Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund
Wanger International Small Cap Fund
Wanger Twenty Fund
Wanger US Smaller Companies Fund

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

Rydex Variable Annuity

Rydex Variable Trust

Rydex Nova Fund

Rydex OTC Fund

Rydex Precious Metals Fund

Rydex Ursa Fund

Rydex US Government Money Market Fund

Rydex US Government Bond Fund

Rydex Arktos Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Consumer Products Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Financial Services Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Leisure Fund

Rydex Large Cap Europe Fund

Rydex Large Cap Japan Fund

Rydex Mekros Fund

Rydex Retailing Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Medius Fund

Rydex Real Estate Fund

Rydex Titan 500 Fund

Rydex Velocity 100 Fund

On May 1, 2002, the fund names AIM International Equity, AIM Value, Brinson Tactical Allocation and Wanger US Small Cap were changed to AIM International Growth, AIM Premier Equity, USB Global AM Tactical Allocation and Wanger US Smaller Companies, respectively. Also, on January 8, 2002 and April 30, 2002, twenty-four new Rydex funds were added to the Rydex Variable Annuity.

On September 4, 2001, the fund name for Mitchell Hutchins Tactical Allocation was changed to Brinson Tactical Allocation. On October 26, 2001, Mitchell Hutchins Growth, Balance, Growth & Income, Global Equity and Strategic Income Portfolio were closed and funds from these mutual funds were transferred to Alliance Growth, Alliance Total Return, Alliance Growth & Income, Alliance International and Alliance Global Bond, respectively.

On May 1, 2001, the fund names for SteinRoe Mortgage Securities Fund, MFS Growth with Income, MFS Growth were changed to Liberty Federal Securities Fund, MFS Investors Trust, MFS Investors Growth Stock, respectively.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

2. Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company.

The net assets retained by the Company represent seed money shares invested in certain sub-accounts required to commence operations. The seed money is stated at market value (shares multiplied by net asset value per share).

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company does not anticipate any tax liability resulting from the operations of the Variable Account. Therefore, a provision for income taxes has not been charged against the Variable Account.

3. Expenses

Keyport Advisor, Keyport Advisor Charter and Optima, Keyport Charter and Optima, and Keyport Latitude Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value. For the contract series Keyport Advisor Employee, the effective annual rate for daily deductions for the assumption of mortality and expense risk is 0.35%; no other charges apply.

Optional riders are available for Keyport Advisor Charter and Optima only. The deduction is a yearly charge of 0.35% for a guaranteed income benefit rider, 0.05% for an enhanced death benefit (if purchased with income rider) and 0.10% for an enhanced death benefit (if purchased without the income rider).

Keyport Advisor Vista and Keyport Vista Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for administrative charges incurred by the Company at an effective annual rate of 0.15% of contract value. A daily deduction is also made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.

Keyport Exeter Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

3. Expenses (continued)

AnnuityNet.com Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.65% of contract value.

Rydex Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.90% of contract value.

4. Affiliated Company Transactions

The Company provides administrative services necessary for the operation of the Variable Account. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc. (Stein Roe), is the investment advisor to the SteinRoe Variable Investment Trust. Liberty Advisory Services Corporation (LASC) is the investment advisor to the Liberty Variable Investment Trust. Colonial Management Associates, Inc. (Colonial) is the investment sub-advisor to the Liberty Variable Investment Trust. Keyport Financial Services Corp. (KFSC), a wholly owned subsidiary of the Company, is the principal underwriter for SteinRoe Variable Investment Trust and Liberty Variable Investment Trust. The investment advisors' compensation is based upon the fair value of the mutual funds.

KFSC was a wholly owned subsidiary of LASC until October 31, 2001 at which time LASC transferred its ownership in KFSC in the form of dividend to the Company. LASC was a wholly owned subsidiary of the Company and Stein Roe and Colonial were affiliates of the Company through October 31, 2001. On November 1, 2001, the Company was sold to Sun Life Financial of Canada (U.S.) Holdings, Inc., an indirect subsidiary of Sun Life Assurance Company of Canada, which is a subsidiary of Sun Life Financial Services, Inc. As a result of this transaction, Massachusetts Financial Services Company (MFS) is now an affiliate of Keyport Life and provides funding vehicles for the Variable Account.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values

A summary of the accumulation unit values at December 31, 2002 and 2001, the accumulation units and dollar value, the investment income ratios, the expense ratios (excluding expenses of the underlying funds) and the total return for the year ended December 31, 2002 are as follows:

	At December 31, 2002 and 2001					For the year ended December 31, 2002 and 2001
						Investment
		Unit Fair Value			Net	Income	Expense Ratio 2			Total Return 3
	Units9	lowest to highest			Assets 4	Ratio 1	lowest to highest			lowest to highest
AIM VI Capital Appreciation Series I
December 31, 2002	1,932,189	$7.843	to	$7.963	$15,193,702	0.00%	1.24%	to	1.39%	-25.40%	to	-25.29%
December 31, 2001	2,364,054	10.514	to	10.658	24,922,688	0.00%	1.24%	to	1.39%	-24.35%	to	-24.23%

AIM VI Growth Series I
December 31, 2002	364,564	5.484	to	5.514	2,002,421	0.00%	1.24%	to	1.39%	-31.93%	to	-31.82%
December 31, 2001	546,226	8.056	to	8.088	4,406,474	0.20%	1.24%	to	1.39%	-34.80%	to	-34.71%

AIM VI International Growth Fund Series I
December 31, 2002	3,255,872	5.085	to	6.957	21,826,302	0.63%	1.24%	to	1.39%	-16.84%	to	-16.72%
December 31, 2001	2,600,301	6.105	to	8.366	20,815,086	0.29%	1.24%	to	1.39%	-24.60%	to	-24.48%

AIM VI Premier Equity Fund Series I
December 31, 2002	3,936,931	5.594	to	6.571	22,172,555	0.31%	1.24%	to	1.39%	-31.22%	to	-31.12%
December 31, 2001	4,551,768	8.133	to	9.555	37,270,403	0.13%	1.24%	to	1.39%	-13.78%	to	-13.65%

Alger American Growth Portfolio
December 31, 2002	3,343,221	11.421	to	11.944	38,240,992	0.04%	0.35%	to	1.39%	-33.92%	to	-33.23%
December 31, 2001	4,395,475	17.283	to	21.054	76,082,646	0.24%	0.35%	to	1.39%	-13.04%	to	5.60%

Alger American Small Capitalization Portfolio
December 31, 2002	1,512,410	6.514	to	7.256	9,855,019	0.00%	0.35%	to	1.39%	-27.25%	to	-26.48%
December 31, 2001	1,832,649	8.954	to	12.488	16,411,558	0.05%	0.35%	to	1.39%	-30.49%	to	-3.36%

Alliance Global Bond Portfolio (A)
December 31, 2002	1,739,794	11.542	to	12.211	20,144,892	1.15%	0.35%	to	1.39%	0.00%	to	16.51%
December 31, 2001	2,220,556	10.010	to	10.481	22,295,805	0.00%	0.35%	to	1.39%	-1.66%	to	-0.54%

Alliance Global Bond Portfolio (B)
December 31, 2002	504,684	11.384	to	11.444	5,754,708	0.94%	1.24%	to	1.39%	14.98%	to	15.15%
December 31, 20015	548,236	9.901	to	9.938	5,434,480	0.00%	1.24%	to	1.39%	-1.93%	to	-1.78%

Alliance Growth Portfolio (B)
December 31, 2002	99,651	7.406	to	7.419	738,789	0.00%	1.24%	to	1.39%	-29.26%	to	-29.15%
December 31, 20015	115,702	10.469	to	10.472	1,211,446	0.00%	1.24%	to	1.39%	4.69%	to	4.72%

Alliance Growth and Income Portfolio (A)
December 31, 2002	395,376	10.223	to	10.223	4,042,051	0.64%	1.39%	to	1.39%	-23.13%	to	-23.13%
December 31, 2001	540,647	13.299	to	13.299	7,190,280	0.60%	1.39%	to	1.39%	-1.04%	to	-1.04%

Alliance Growth and Income Portfolio (B)
December 31, 2002	4,128,896	7.748	to	8.149	33,473,836	0.57%	1.24%	to	1.39%	-24.89%	to	-23.23%
December 31, 2001	3,671,104	10.107	to	10.614	38,826,725	0.56%	1.24%	to	1.39%	-1.24%	to	-1.09%

Alliance International Portfolio (B)
December 31, 2002	37,644	8.584	to	8.600	323,318	0.00%	1.24%	to	1.39%	-16.67%	to	-16.54%
December 31, 20015	41,102	10.301	to	10.304	423,429	0.00%	1.24%	to	1.39%	3.01%	to	3.04%

Alliance Premier Growth Portfolio (A)
December 31, 2002	4,445,805	7.316	to	11.930	52,135,105	0.00%	0.35%	to	1.39%	-31.60%	to	-30.89%
December 31, 2001	6,028,392	10.696	to	22.946	103,295,637	0.00%	0.35%	to	1.39%	-18.36%	to	8.46%

Alliance Premier Growth Portfolio (B)
December 31, 2002	5,567,625	5.178	to	6.518	29,193,378	0.00%	1.24%	to	1.39%	-31.80%	to	-28.71%
December 31, 2001	6,668,554	7.593	to	9.144	51,266,126	0.00%	1.24%	to	1.39%	-18.55%	to	-18.43%

Alliance Real Estate Investment Portfolio (A)
December 31, 2002	65,646	11.658	to	11.658	765,275	2.45%	1.39%	to	1.39%	1.18%	to	1.18%
December 31, 2001	79,104	11.521	to	11.521	911,371	3.59%	1.39%	to	1.39%	9.26%	to	9.26%

Alliance Technology Portfolio (B)
December 31, 2002	2,583,241	4.613	to	17.682	12,562,586	0.00%	1.24%	to	1.39%	-42.61%	to	-42.53%
December 31, 2001	3,026,025	8.038	to	17.682	25,644,080	0.00%	1.24%	to	1.39%	-26.49%	to	-26.38%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31, 2002 and 2001					For the year ended December 31, 2002 and 2001
						Investment
		Unit Fair Value			Net	Income	Expense Ratio 2			Total Return 3
	Units9	lowest to highest			Assets 4	Ratio 1	lowest to highest			lowest to highest
Alliance Total Return Portfolio (B)
December 31, 2002	155,596	$ 8.819	to	$8.835	$1,373,388	1.84%	1.24%	to	1.39%	-12.04%	to	-11.90%
December 31, 2001 5	162,454	10.026	to	10.029	1,628,999	0.00%	1.24%	to	1.39%	0.26%	to	0.29%

Alliance Worldwide Privatization Portfolio (B)
December 31, 2002	150,875	6.372	to	6.397	961,739	1.71%	1.24%	to	1.39%	-5.58%	to	-5.44%
December 31, 2001	101,196	6.749	to	6.765	683,066	0.16%	1.24%	to	1.39%	-18.43%	to	-18.31%

Colonial Global Equity Fund, VS (B)
December 31, 2002	303,749	5.158	to	5.185	1,568,903	0.00%	1.24%	to	1.39%	-21.19%	to	-21.07%
December 31, 2001	427,744	6.545	to	6.570	2,802,406	0.00%	1.24%	to	1.39%	-25.63%	to	-25.51%

Colonial High Yield Securities, VS (A)
December 31, 2002	1,228,433	8.074	to	8.569	10,030,208	8.69%	0.65%	to	1.39%	-5.12%	to	-4.41%
December 31, 2001	1,262,538	8.509	to	8.964	10,750,173	8.68%	0.65%	to	1.39%	-4.02%	to	-3.30%

Colonial High Yield Securities, VS (B)
December 31, 2002	1,593,619	8.045	to	8.088	12,827,932	11.21%	1.24%	to	1.39%	-5.09%	to	-4.95%
December 31, 2001	807,527	8.476	to	8.509	6,850,992	12.97%	1.24%	to	1.39%	-4.17%	to	-4.02%

Colonial International Fund for Growth, VS (A)
December 31, 2002	2,867,881	7.646	to	8.583	22,037,677	0.33%	0.35%	to	1.39%	-14.55%	to	-13.66%
December 31, 2001	3,498,902	8.948	to	9.941	31,462,234	0.00%	0.35%	to	1.39%	-25.41%	to	-24.62%

Colonial International Horizons Fund, VS (B)
December 31, 2002	620,837	6.016	to	6.047	3,739,200	0.05%	1.24%	to	1.39%	-14.14%	to	-14.01%
December 31, 2001	667,937	7.006	to	7.032	4,685,399	0.46%	1.24%	to	1.39%	-24.40%	to	-24.28%

Colonial Small Cap Value Fund, VS (A)
December 31, 2002	590,439	10.511	to	10.568	6,214,341	0.20%	0.65%	to	1.39%	-7.50%	to	-7.37%
December 31, 2001	486,886	11.364	to	13.043	5,539,446	0.32%	0.65%	to	1.39%	5.36%	to	7.94%

Colonial Small Cap Value Fund, VS (B)
December 31, 2002	1,010,552	10.509	to	10.566	10,627,189	0.21%	1.24%	to	1.39%	-7.44%	to	-7.30%
December 31, 2001	665,467	11.354	to	11.398	7,560,320	0.37%	1.24%	to	1.39%	7.69%	to	7.85%

Colonial Strategic Income Fund, VS (A)
December 31, 2002	4,616,119	11.032	to	16.758	71,164,949	7.55%	0.35%	to	1.39%	7.03%	to	8.15%
December 31, 2001	5,686,325	10.278	to	15.495	82,021,153	8.11%	0.35%	to	1.39%	2.35%	to	3.42%

Colonial Strategic Income Fund, VS (B)
December 31, 2002	1,821,568	10.964	to	15.488	27,419,053	9.61%	1.24%	to	1.39%	6.71%	to	6.87%
December 31, 2001	1,171,866	10.274	to	14.493	16,542,553	13.82%	1.24%	to	1.39%	2.22%	to	2.37%

Colonial U.S. Growth & Income Fund, VS (A)
December 31, 2002	3,437,304	8.114	to	22.993	71,109,631	1.08%	0.35%	to	1.39%	-23.03%	to	-22.22%
December 31, 2001	4,071,114	10.464	to	29.563	109,653,805	1.01%	0.35%	to	1.39%	-1.98%	to	-0.95%

Colonial U.S. Growth & Income Fund, VS (B)
December 31, 2002	1,140,031	9.162	to	21.102	23,027,405	1.23%	1.24%	to	1.39%	-23.14%	to	-23.02%
December 31, 2001	825,607	11.920	to	27.412	21,961,119	1.86%	1.24%	to	1.39%	-2.03%	to	-1.88%

Crabbe Huson Real Estate Investment Fund, VS (B)
December 31, 2002	145,593	9.773	to	11.455	1,659,698	4.49%	1.24%	to	1.39%	-0.97%	to	-0.82%
December 31, 2001	179,465	9.773	to	11.549	2,065,134	4.59%	1.24%	to	1.39%	0.00%	to	13.10%

Exeter Growth Fund
December 31, 2002	20,766	15.183	to	15.183	315,288	2.42%	0.35%	to	0.35%	-11.22%	to	-11.22%
December 31, 2001	20,768	17.103	to	17.103	355,181	2.45%	0.35%	to	0.35%	4.97%	to	4.97%

Exeter Moderate Growth Fund
December 31, 2002	11,986	13.730	to	13.730	164,572	3.03%	0.35%	to	0.35%	-5.73%	to	-5.73%
December 31, 2001	11,989	14.565	to	14.565	174,614	2.24%	0.35%	to	0.35%	3.05%	to	3.05%

Fidelity VIP III Dynamic Capital Appreciation Fund - SC2
December 31, 2002	43,247	7.712	to	8.513	365,149	0.21%	1.24%	to	1.39%	-8.83%	to	-8.69%
December 31, 2001 6	28,365	8.447	to	9.337	261,064	0.00%	1.24%	to	1.39%	-15.53%	to	-6.63%

Fidelity VIP Equity Income Fund - SC2
December 31, 2002	2,529,381	8.217	to	8.248	20,791,706	1.37%	1.24%	to	1.39%	-18.30%	to	-18.17%
December 31, 2001	1,636,586	10.057	to	10.080	16,463,928	0.84%	1.24%	to	1.39%	-6.54%	to	-6.40%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31, 2002 and 2001					For the year ended December 31, 2002 and 2001
						Investment
		Unit Fair Value			Net	Income	Expense Ratio 2			Total Return 3
	Units9	lowest to highest			Assets 4	Ratio 1	lowest to highest			lowest to highest
Fidelity VIP III Growth Opportunities Fund - SC2
December 31, 2002	1,844,676	$5.395	to	$5.416	$9,956,372	0.72%	1.24%	to	1.39%	-23.09%	to	-22.97%
December 31, 2001	1,290,336	7.015	to	7.031	9,053,824	0.23%	1.24%	to	1.39%	-15.83%	to	-15.70%

Liberty All-Star Equity Fund, VS (A)
December 31, 2002	3,353,983	7.566	to	8.741	27,809,087	0.16%	0.35%	to	1.39%	-27.06%	to	-26.29%
December 31, 2001	4,074,881	10.101	to	13.446	46,307,710	0.26%	0.35%	to	1.39%	-13.95%	to	1.52%

Liberty All-Star Equity Fund, VS (B)
December 31, 2002	402,929	6.249	to	8.358	2,580,788	0.17%	1.24%	to	1.39%	-26.99%	to	-26.88%
December 31, 2001	438,061	8.559	to	11.430	3,865,989	0.31%	1.24%	to	1.39%	-14.03%	to	-13.90%

Liberty Federal Securities Fund VS (A)
December 31, 2002	2,837,128	12.790	to	24.652	66,778,736	4.06%	0.35%	to	1.39%	8.23%	to	9.37%
December 31, 2001	2,530,031	11.729	to	22.743	55,016,893	5.53%	0.35%	to	1.39%	5.55%	to	6.66%

Liberty Federal Securities Fund VS (B)
December 31, 2002	3,526,816	23.291	to	24.487	82,428,283	3.33%	1.24%	to	1.39%	8.07%	to	8.24%
December 31, 2001	1,960,299	21.551	to	22.624	42,397,178	2.87%	1.24%	to	1.39%	5.28%	to	5.44%

Liberty Newport Japan Opportunities Fund, VS (B)
December 31, 2002	5,607	3.847	to	3.862	21,571	0.00%	1.24%	to	1.39%	-14.81%	to	-14.68%
December 31, 2001	8,248	4.516	to	4.526	37,253	0.00%	1.24%	to	1.39%	-33.05%	to	-32.95%

Liberty Select Value Fund, VS (B)
December 31, 2002	2,247,681	9.408	to	9.444	21,152,251	0.10%	1.24%	to	1.39%	-12.44%	to	-12.30%
December 31, 2001	1,223,499	10.744	to	10.769	13,149,049	0.44%	1.24%	to	1.39%	2.04%	to	2.19%

Liberty S&P 500 Index Fund, VS (B)
December 31, 2002	4,174,320	5.891	to	5.913	24,597,700	0.99%	1.24%	to	1.39%	-23.82%	to	-23.70%
December 31, 2001	2,745,357	7.732	to	7.750	21,234,014	0.84%	1.24%	to	1.39%	-13.37%	to	-13.24%

Liberty Value Fund, VS (A)
December 31, 2002	3,004,872	9.449	to	21.444	58,361,771	1.24%	0.35%	to	1.39%	-21.63%	to	-20.81%
December 31, 2001	3,556,488	12.057	to	27.080	88,115,159	1.26%	0.35%	to	1.39%	-1.57%	to	-0.53%

Liberty Value Fund, VS (B)
December 31, 2002	374,089	9.386	to	19.986	7,145,433	1.25%	1.24%	to	1.39%	-21.80%	to	-21.68%
December 31, 2001	281,467	12.003	to	25.520	6,945,124	1.83%	1.24%	to	1.39%	-1.82%	to	-1.67%

MFS Bond Series IC
December 31, 2002	357,952	12.329	to	12.329	4,413,263	6.06%	1.39%	to	1.39%	7.42%	to	7.42%
December 31, 2001	514,397	11.478	to	11.478	5,904,126	6.76%	1.39%	to	1.39%	7.20%	to	7.20%

MFS Emerging Growth Series IC
December 31, 2002	1,488,352	6.867	to	10.304	13,579,722	0.00%	0.35%	to	1.39%	-34.68%	to	-33.99%
December 31, 2001	1,906,401	10.513	to	20.424	26,644,750	0.00%	0.35%	to	1.39%	-34.41%	to	-4.66%

MFS Emerging Growth Series SC
December 31, 2002	523,632	6.839	to	9.196	4,743,703	0.00%	1.24%	to	1.39%	-34.77%	to	-34.67%
December 31, 2001	591,515	10.484	to	14.076	8,230,355	0.00%	1.24%	to	1.39%	-34.54%	to	-34.44%

MFS Investors Growth Stock Series SC
December 31, 2002	1,951,409	4.647	to	4.665	9,070,927	0.00%	1.24%	to	1.39%	-28.72%	to	-28.61%
December 31, 2001	1,721,237	6.519	to	6.534	11,222,861	0.07%	1.24%	to	1.39%	-25.88%	to	-25.76%

MFS Investors Trust Series SC
December 31, 2002	1,761,945	6.226	to	6.249	10,973,764	0.45%	1.24%	to	1.39%	-22.24%	to	-22.13%
December 31, 2001	1,250,131	8.007	to	8.025	10,012,762	0.35%	1.24%	to	1.39%	-17.27%	to	-17.14%

MFS New Discovery Series SC
December 31, 2002	908,075	5.723	to	5.745	5,198,758	0.00%	1.24%	to	1.39%	-32.74%	to	-32.64%
December 31, 2001	638,935	8.510	to	8.530	5,438,829	0.00%	1.24%	to	1.39%	-6.57%	to	-6.43%

MFS Research Series IC
December 31, 2002	2,263,966	7.188	to	9.838	21,599,683	0.28%	0.35%	to	1.39%	-25.58%	to	-24.80%
December 31, 2001	2,948,210	9.659	to	17.349	37,784,006	0.01%	0.35%	to	1.39%	-22.35%	to	4.62%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31, 2002 and 2001					For the year ended December 31, 2002 and 2001
						Investment
		Unit Fair Value			Net	Income	Expense Ratio 2			Total Return 3
	Units9	lowest to highest			Assets 4	Ratio 1	lowest to highest			lowest to highest
Newport Tiger Fund, VS (A)
December 31, 2002	803,630	$5.915	to	$7.732	$5,700,224	0.76%	0.35%	to	1.39%	-18.11%	to	-17.26%
December 31, 2001	1,167,179	7.085	to	9.345	9,826,810	0.72%	0.35%	to	1.39%	-19.62%	to	-18.77%

Newport Tiger Fund, VS (B)
December 31, 2002	140,502	6.518	to	7.327	1,015,959	1.35%	1.24%	to	1.39%	-18.84%	to	-18.72%
December 31, 2001	115,261	8.019	to	9.014	1,025,205	1.13%	1.24%	to	1.39%	-17.82%	to	-17.69%

Rydex Arktos Fund
December 31, 2002 7	4,034	35.187	to	35.187	141,939	1.91%	0.90%	to	0.90%	40.75%	to	40.75%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Financial Services Fund, VS (B)
December 31, 2002	311,670	8.914	to	8.948	2,778,820	0.66%	1.24%	to	1.39%	-15.12%	to	-14.99%
December 31, 2001	266,015	10.501	to	10.525	2,794,133	0.53%	1.24%	to	1.39%	-13.36%	to	-13.23%

Rydex Health Care Fund, VS (B)
December 31, 2002	621,781	7.615	to	7.644	4,735,810	0.00%	1.24%	to	1.39%	-20.84%	to	-20.72%
December 31, 2001	511,714	9.620	to	9.642	4,923,264	0.00%	1.24%	to	1.39%	-13.18%	to	-13.05%

Rydex Medius Fund
December 31, 2002 8	1,042	17.160	to	17.160	17,880	0.00%	0.90%	to	0.90%	-31.36%	to	-31.36%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Mekros Fund
December 31, 2002 7	1,159	15.431	to	15.431	17,892	0.00%	0.90%	to	0.90%	-38.27%	to	-38.27%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Nova Fund
December 31, 2002	11,004	9.846	to	9.846	108,340	8.55%	0.90%	to	0.90%	-36.30%	to	-36.30%
December 31, 2001	3,581	15.456	to	15.456	55,356	0.00%	0.90%	to	0.90%	-24.27%	to	-24.27%

Rydex OTC Fund
December 31, 2002	898,236	2.246	to	6.032	2,088,574	0.00%	0.90%	to	1.39%	-39.70%	to	-39.40%
December 31, 2001	933,771	3.724	to	9.953	3,512,391	0.00%	0.90%	to	1.39%	-36.08%	to	-35.76%

Rydex Precious Metals Fund
December 31, 2002	4,368	38.887	to	38.887	169,865	0.00%	0.90%	to	0.90%	44.29%	to	44.29%
December 31, 2001	420	26.951	to	26.951	11,313	0.00%	0.90%	to	0.90%	11.98%	to	11.98%

Rydex Telecommunications Fund
December 31, 2002 7	1,833	14.737	to	14.737	27,006	0.00%	0.90%	to	0.90%	-41.05%	to	-41.05%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Titan 500 Fund
December 31, 2002 8	392	15.601	to	15.601	6,112	0.00%	0.90%	to	0.90%	-37.60%	to	-37.60%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Ursa Fund
December 31, 2002	3,912	39.473	to	39.473	154,439	0.54%	0.90%	to	0.90%	20.56%	to	20.56%
December 31, 2001	21,460	32.742	to	32.742	702,635	1.81%	0.90%	to	0.90%	13.96%	to	13.96%

Rydex US Government Bond Fund
December 31, 2002	1	32.313	to	32.313	32	0.08%	0.90%	to	0.90%	17.55%	to	17.55%
December 31, 2001	-	27.488	to	27.488	-	3.07%	0.90%	to	0.90%	-0.88%	to	-0.88%

Rydex US Government Money Market Fund
December 31, 2002	163,280	26.129	to	26.129	4,266,285	0.47%	0.90%	to	0.90%	-0.43%	to	-0.43%
December 31, 2001	65,783	26.240	to	26.240	1,726,183	1.89%	0.90%	to	0.90%	1.87%	to	1.87%

Rydex Utilities Fund
December 31, 2002 7	4,770	16.794	to	16.794	80,113	0.04%	0.90%	to	0.90%	-32.82%	to	-32.82%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Velocity 100 Fund
December 31, 2002 8	1,469	12.398	to	12.398	18,211	0.00%	0.90%	to	0.90%	-50.41%	to	-50.41%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

SteinRoe Balanced Fund VS (A)
December 31, 2002	3,406,893	7.954	to	23.597	76,859,833	3.44%	0.35%	to	1.39%	-12.95%	to	-12.03%
December 31, 2001	4,403,990	9.069	to	27.065	113,382,956	3.11%	0.35%	to	1.39%	-10.45%	to	-9.51%

SteinRoe Balanced Fund VS (B)
December 31, 2002	2,182,653	9.007	to	23.457	45,098,815	2.86%	1.24%	to	1.39%	-13.16%	to	-13.03%
December 31, 2001	1,804,890	10.371	to	26.971	42,501,877	1.99%	1.24%	to	1.39%	-10.65%	to	-10.52%

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31, 2002 and 2001					For the year ended December 31, 2002 and 2001
						Investment
		Unit Fair Value			Net	Income	Expense Ratio 2			Total Return 3
	Units9	lowest to highest			Assets 4	Ratio 1	lowest to highest			lowest to highest
SteinRoe Global Utilities Fund, VS (A)
December 31, 2002	1,570,875	$6.630	to	$15.394	$22,051,473	2.98%	0.35%	to	1.39%	-14.52%	to	-13.63%
December 31, 2001	2,033,336	7.699	to	17.823	33,270,043	1.46%	0.35%	to	1.39%	-15.21%	to	-14.32%

SteinRoe Growth Stock Fund VS (A)
December 31, 2002	1,673,654	4.708	to	28.368	44,141,249	0.23%	0.35%	to	1.39%	-31.12%	to	-30.40%
December 31, 2001	2,181,952	6.785	to	41.125	83,324,121	0.00%	0.35%	to	1.39%	-25.66%	to	-24.88%

SteinRoe Growth Stock Fund VS (B)
December 31, 2002	722,202	6.763	to	28.219	18,142,497	0.00%	1.24%	to	1.39%	-31.23%	to	-31.13%
December 31, 2001	718,912	9.834	to	40.973	26,801,435	0.00%	1.24%	to	1.39%	-25.83%	to	-25.72%

SteinRoe Money Market Fund VS (A)
December 31, 2002	11,349,307	10.929	to	16.321	177,022,732	1.27%	0.00%	to	1.39%	-0.15%	to	1.25%
December 31, 2001	11,243,870	10.865	to	16.120	173,332,847	3.40%	0.00%	to	1.39%	2.19%	to	3.63%

SteinRoe Small Company Growth Fund VS (A)
December 31, 2002	252,195	7.877	to	23.201	5,704,675	0.00%	0.35%	to	1.39%	-25.33%	to	-24.55%
December 31, 2001	292,905	10.549	to	31.027	8,879,327	0.00%	0.35%	to	1.39%	-11.28%	to	-10.34%

Templeton Developing Markets Securities Fund 2
December 31, 2002	214,213	6.290	to	6.323	1,347,932	1.52%	1.24%	to	1.39%	-1.53%	to	-1.38%
December 31, 2001	276,785	6.387	to	6.411	1,768,442	0.79%	1.24%	to	1.39%	-9.36%	to	-9.22%

UBS Global AM Tactical Allocation
December 31, 2002	1,782,891	6.621	to	7.094	12,136,969	0.60%	1.24%	to	1.39%	-24.02%	to	-23.91%
December 31, 2001	2,747,118	8.714	to	9.323	24,640,174	2.10%	1.24%	to	1.39%	-13.76%	to	-13.63%

Wanger Foreign Forty Fund
December 31, 2002	409,193	5.862	to	5.882	2,399,664	0.00%	0.65%	to	1.39%	-16.46%	to	-16.34%
December 31, 2001	251,875	7.017	to	7.481	1,778,487	0.06%	0.65%	to	1.39%	-27.63%	to	-27.09%

Wanger International Small Cap Fund
December 31, 2002	1,772,820	5.900	to	5.920	10,463,138	0.00%	0.65%	to	1.39%	-15.02%	to	-14.89%
December 31, 2001	993,895	6.943	to	7.469	6,939,631	0.00%	0.65%	to	1.39%	-22.25%	to	-21.67%

Wanger Twenty Fund
December 31, 2002	873,845	10.185	to	10.219	8,901,660	0.00%	0.65%	to	1.39%	-8.89%	to	-8.21%
December 31, 2001	482,151	11.099	to	11.200	5,390,784	0.00%	0.65%	to	1.39%	7.57%	to	8.38%

Wanger US Smaller Companies Fund
December 31, 2002	2,841,152	9.499	to	9.698	26,994,230	0.00%	0.65%	to	1.39%	-17.96%	to	-17.35%
December 31, 2001	1,500,602	11.578	to	11.734	17,377,623	0.02%	0.65%	to	1.39%	9.84%	to	10.66%

1 These amounts represent the dividends and other income received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

2 These ratio ranges represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratio ranges include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

3 These return ranges represent the total returns for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return ratio does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return ratio is calculated for the period indicated or from the effective date through the end of the reporting period

4 These net assets do not include seed money retained by the Company. The seed money was invested by the Company in certain sub-accounts that required funds to commence operations.

5 For the period from October 26, 2001 (date of commencement) to December 31, 2001.

6 For the period from March 15, 2001 (date of commencement) to December 31, 2001.

7 For the period from January 8, 2002 (date of commencement) to December 31, 2002.

8 For the period from April 30, 2002 (date of commencement) to December 31, 2002.

9 These units represent both the deferred and the payout units of the underlined sub-accounts. However the units in the statements of asset and liability detail only the deferred units of the sub-account of the variable account.

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities

The cost of mutual funds purchased and proceeds from mutual funds sold by the Variable Account during 2002 are shown below:

	Purchases	Sales
AIM VI Capital Appreciation Series I	$1,584,432	$5,470,048

AIM VI Growth Series I	282,730	1,443,255

AIM VI International Growth Series I	11,858,630	7,115,367

AIM VI Premier Equity Series I	3,477,991	7,302,504

Alger American Growth Portfolio	2,128,659	17,054,968

Alger American Small Capitalization Portfolio	1,584,130	4,071,987

Alliance Global Bond Portfolio (A)	1,052,417	1,518,541

Alliance Global Bond Portfolio (B)	1,885,104	6,977,886

Alliance Growth and Income Portfolio (A)	405,196	1,884,225

Alliance Growth and Income Portfolio (B)	15,763,496	9,283,164

Alliance Growth Portfolio (B)	171,831	318,599

Alliance International Portfolio (B)	26,242	65,614

Alliance Premier Growth Portfolio (A)	4,197,438	11,082,015

Alliance Premier Growth Portfolio (B)	1,902,320	24,701,742

Alliance Real Estate Investment Portfolio (A)	240,269	383,217

Alliance Technology Portfolio (B)	1,998,198	4,579,075

Alliance Total Return Portfolio (B)	944,340	984,451

Alliance Worldwide Privatization Portfolio (B)	1,525,090	1,205,043

USB Global AM Tactical Allocation	319,253	7,894,478

Exeter Growth Fund	31,164	1,178

Exeter Moderate Growth Fund	9,228	618

Fidelity VIP Equity Income Fund - SC2	11,274,698	2,432,794

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales
Fidelity VIP III Dynamic Capital Appreciation Fund - SC2	$217,448	$86,052

Fidelity VIP III Growth Opportunities Fund - SC2	4,868,585	1,468,232

Templeton Developing Markets Securities Fund 2	686,318	1,091,402

Colonial Global Equity Fund, VS (B)	44,387	809,084

Colonial High Yield Securities Fund, VS (A)	14,353,672	7,120,035

Colonial High Yield Securities Fund, VS (B)	4,915,995	4,488,949

Colonial International Fund for Growth, VS (A)	900,729	6,466,386

Colonial International Horizons Fund, VS (B)	696,539	1,022,780

Colonial Small Cap Value Fund, VS (A)	6,437,432	2,169,892

Colonial Small Cap Value Fund, VS (B)	3,644,749	2,109,532

Colonial Strategic Income Fund, VS (A)	15,895,507	4,810,725

Colonial Strategic Income Fund, VS (B)	8,167,926	19,321,687

Colonial U.S. Growth & Income Fund, VS (A)	12,444,979	4,777,887

Colonial U.S. Growth & Income Fund, VS (B)	6,637,478	20,622,259

Crabbe Huson Real Estate Investment Fund, VS (B)	325,326	486,019

Liberty All-Star Equity Fund, VS (A)	689,133	941,057

Liberty All-Star Equity Fund, VS (B)	2,017,066	9,278,597

Liberty Newport Japan Opportunities Fund, VS (B)	-	10,660

Liberty S&P 500 Index Fund, VS (A)	640	-

Liberty S&P 500 Index Fund, VS (B)	12,552,506	6,925,978

Liberty Select Value Fund, VS (A)	236	-

Liberty Select Value Fund, VS (B)	12,872,785	4,569,373

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales
Liberty Value Fund, VS (A)	$5,462,784	$16,199,863

Liberty Value Fund, VS (B)	4,130,796	1,900,419

Newport Tiger Fund, VS (A)	315,591,732	320,418,624

Newport Tiger Fund, VS (B)	2,274,614	2,118,605

Rydex Financial Services Fund, VS (A)	7,413,812	7,409,042

Rydex Financial Services Fund, VS (B)	2,030,580	2,606,848

Rydex Health Care Fund, VS (A)	3,721,946	3,709,946

Rydex Health Care Fund, VS (B)	1,832,866	1,823,670

SteinRoe Global Utilities Fund, VS (A)	1,572,166	7,754,079

Wanger Foreign Forty Fund	14,433,772	13,541,131

Wanger International Small Cap Fund	184,663,489	180,979,360

Wanger Twenty Fund	6,715,499	2,597,430

Wanger US Smaller Companies Fund	18,182,633	3,839,817

MFS Bond Series IC	745,298	2,335,811

MFS Emerging Growth Series IC	1,674,855	2,238,001

MFS Emerging Growth Series SC	916,526	5,666,689

MFS Investors Growth Stock Series SC	3,342,154	1,977,647

MFS Investors Trust Series SC	5,225,830	1,577,516

MFS New Discovery Series SC	2,991,209	1,056,347

MFS Research Series IC	541,488	8,068,446

Rydex Nova Fund	6,522,660	6,412,252

Rydex OTC Fund	2,643,783	2,638,259

Rydex Precious Metals Fund	602,297	433,501

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales
Rydex Arktos Fund	$2,279,568	$2,152,378

Rydex Banking Fund	50,450	49,537

Rydex Basic Materials Fund	2,296,146	2,230,655

Rydex Biotechnology Fund	319,027	299,995

Rydex Consumer Products Fund	105,187	106,991

Rydex Electronics Fund	447,740	429,919

Rydex Energy Fund	3,350,993	3,374,930

Rydex Energy Services Fund	26,143	24,957

Rydex Internet Fund	202,585	198,205

Rydex Leisure Fund	62,030	62,374

Rydex Large Cap Europe Fund	569,634	564,924

Rydex Large Cap Japan Fund	731	651

Rydex Medius Fund	579,748	554,344

Rydex Mekros Fund	809,691	779,746

Rydex Real Estate Fund	544	479

Rydex Retailing Fund	16,387	16,396

Rydex Technology Fund	4,288,061	4,295,942

Rydex Telecommunications Fund	128,635	103,885

Rydex Titan 500 Fund	371,459	374,521

Rydex Transportation Fund	10,097	10,052

Rydex Utilities Fund	109,595	34,294

Rydex Velocity 100 Fund	1,350,664	1,268,285

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales
Rydex US Government Bond Fund	$211,598	$213,419

Rydex US Government Money Market Fund	34,130,127	31,590,024

Rydex Ursa Fund	15,471,354	16,073,857

SteinRoe Balanced Fund VS (A)	6,769,399	27,762,994

SteinRoe Balanced Fund VS (B)	18,761,861	9,020,247

SteinRoe Growth Stock Fund VS (A)	5,073,859	21,453,341

SteinRoe Growth Stock Fund VS (B)	5,484,516	5,720,357

SteinRoe Money Market Fund VS (A)	713,257,146	709,567,261

Liberty Federal Securities Fund VS (A)	47,389,012	11,103,334

Liberty Federal Securities Fund VS (B)	25,612,483	16,972,319

SteinRoe Small Company Growth Fund VS (A)	859,939	1,834,760

	$1,654,661,490	$1,679,896,031

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding

The change in the units of respective sub-account outstanding for the year ended December 31, 2002 were as follow:

			Net Increase (Decrease)
	Units Issued	Units Redeemed
AIM VI Capital Appreciation Series I	173,008	604,873	(431,865)

AIM VI Growth Fund Series I	43,639	225,301	(181,662)

AIM VI International Growth Series I	1,557,570	902,000	655,570

AIM VI Premier Equity Series I	500,161	1,114,997	(614,836)

Alger American Growth Portfolio	146,576	1,198,830	(1,052,254)

Alger American Small Capitalization Portfolio	210,383	530,622	(320,240)

Alliance Global Bond Portfolio (A)	158,383	639,144	(480,762)

Alliance Global Bond Portfolio (B)	94,325	137,877	(43,552)

Alliance Growth and Income Portfolio (A)	15,491	160,763	(145,271)

Alliance Growth and Income Portfolio (B)	1,493,079	1,035,287	457,792

Alliance Growth Portfolio (B)	22,082	38,134	(16,051)

Alliance International Portfolio (B)	3,157	6,615	(3,458)

Alliance Premier Growth Portfolio (A)	146,558	1,729,146	(1,582,588)

Alliance Premier Growth Portfolio (B)	670,709	1,771,638	(1,100,929)

Alliance Real Estate Investment Portfolio (A)	17,931	31,389	(13,458)

Alliance Technology Portfolio (B)	313,083	755,867	(442,784)

Alliance Total Return Portfolio (B)	98,443	105,301	(6,858)

Alliance Worldwide Privatization Portfolio (B)	227,844	178,165	49,679

USB Global AM Tactical Allocation	29,437	993,664	(964,227)

Exeter Growth Fund	-	2	(2)

Exeter Moderate Growth Fund	-	3	(3)

Fidelity VIP Equity Income Fund - SC2	1,166,209	273,414	892,795

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding (continued)

			Net Increase (Decrease)
	Units Issued	Units Redeemed
Fidelity VIP III Dynamic Capital Appreciation Fund - SC2	25,364	10,483	14,882

Fidelity VIP III Growth Opportunities Fund - SC2	796,205	241,865	554,340

Templeton Developing Markets Securities Fund 2	95,280	157,852	(62,573)

Colonial Global Equity Fund, VS (B)	8,229	132,223	(123,995)

Colonial High Yield Securities Fund, VS (A)	491,446	525,551	(34,105)

Colonial High Yield Securities Fund, VS (B)	1,636,162	850,070	786,092

Colonial International Fund for Growth, VS (A)	110,667	741,688	(631,021)

Colonial International Horizons Fund, VS (B)	108,733	155,833	(47,100)

Colonial Small Cap Value Fund, VS (A)	295,810	192,257	103,553

Colonial Small Cap Value Fund, VS (B)	541,474	196,389	345,085

Colonial Strategic Income Fund, VS (A)	178,845	1,249,050	(1,070,205)

Colonial Strategic Income Fund, VS (B)	979,065	329,363	649,702

Colonial U.S. Growth & Income Fund, VS (A)	258,209	892,018	(633,810)

Colonial U.S. Growth & Income Fund, VS (B)	526,274	211,849	314,425

Crabbe Huson Real Estate Investment Fund, VS (B)	6,132	40,004	(33,872)

Liberty All-Star Equity Fund, VS (A)	237,643	958,541	(720,898)

Liberty All-Star Equity Fund, VS (B)	90,337	125,469	(35,132)

Liberty Newport Japan Opportunities Fund, VS (B)	1	2,642	(2,641)

Liberty S&P 500 Index Fund, VS (B)	1,862,518	433,555	1,428,963

Liberty Select Value Fund, VS (B)	1,236,613	212,432	1,024,182

Liberty Value Fund, VS (A)	183,815	735,432	(551,617)

Liberty Value Fund, VS (B)	185,935	93,313	92,622

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding (continued)
			Net Increase (Decrease)
	Units Issued	Units Redeemed
Newport Tiger Fund, VS (A)	44,454,250	44,817,800	(363,549)

Newport Tiger Fund, VS (B)	256,557	231,316	25,241

Rydex Financial Services Fund, VS (A)	327,473	327,473	-

Rydex Financial Services Fund, VS (B)	195,356	149,702	45,654

Rydex Health Care Fund, VS (A)	170,737	170,737	-

Rydex Health Care Fund, VS (B)	219,828	109,761	110,067

SteinRoe Global Utilities Fund, VS (A)	67,661	530,122	(462,461)

Wanger Foreign Forty Fund	2,043,509	1,886,191	157,318

Wanger International Small Cap Fund	24,749,109	23,970,184	778,925

Wanger Twenty Fund	639,426	247,732	391,694

Wanger US Smaller Companies Fund	1,706,950	366,401	1,340,549

MFS Bond Series IC	39,774	196,218	(156,445)

MFS Emerging Growth Series IC	88,606	506,655	(418,049)

MFS Emerging Growth Series SC	143,950	211,833	(67,883)

MFS Investor Growth Stock Series SC	602,636	372,463	230,173

MFS Investor Trust Series SC	746,215	234,401	511,814

MFS New Discovery Series SC	427,636	158,496	269,139

MFS Research Series IC	47,861	732,105	(684,244)

Rydex Arktos Fund	64,734	60,700	4,034

Rydex Banking Fund	2,015	2,015	-

Rydex Basic Materials Fund	104,957	104,957	-

Rydex Biotechnology Fund	20,716	20,716	-

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding (continued)

			Net Increase (Decrease)
	Units Issued	Units Redeemed
Rydex Consumer Products Fund	3,955	3,955	-

Rydex Electronics Fund	24,748	24,748	-

Rydex Energy Fund	144,391	144,391	-

Rydex Energy Services Fund	888	888	-

Rydex Internet Fund	12,936	12,936	-

Rydex Leisure Fund	2,792	2,792	-

Rydex Large Cap Europe Fund	31,151	31,151	-

Rydex Large Cap Japan Fund	25	25	-

Rydex Mekros Fund	47,327	46,167	1,159

Rydex Medius Fund	31,211	30,169	1,042

Rydex Nova Fund	448,500	441,078	7,422

Rydex OTC Fund	658,993	694,528	(35,535)

Rydex Precious Metals Fund	16,494	12,546	3,948

Rydex Real Estate Fund	22	22	-

Rydex Retailing Fund	666	666	-

Rydex Technology Fund	260,652	260,652	-

Rydex Telecommunications Fund	8,180	6,348	1,833

Rydex Titan 500 Fund	24,352	23,960	392

Rydex Transportation Fund	476	476	-

Rydex Utilities Fund	6,791	2,021	4,770

Rydex Velocity 100 Fund	91,618	90,149	1,469

Rydex US Government Bond Fund	6,723	6,722	1

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding (continued)

			Net Increase (Decrease)
	Units Issued	Units Redeemed
Rydex US Government Money Market Fund	1,303,613	1,206,116	97,496

Rydex Ursa Fund	422,870	440,417	(17,547)

SteinRoe Balanced Fund VS (A)	146,991	1,144,088	(997,097)

SteinRoe Balanced Fund VS (B)	818,083	440,320	377,763

SteinRoe Growth Stock Fund VS (A)	286,869	795,167	(508,298)

SteinRoe Growth Stock Fund VS (B)	191,913	188,624	3,290

SteinRoe Money Market Fund VS (A)	60,390,262	60,284,826	105,437

Liberty Federal Securities Fund VS (A)	1,188,710	881,613	307,097

Liberty Federal Securities Fund VS (B)	2,039,425	472,908	1,566,517

SteinRoe Small Company Growth Fund VS (A)	32,061	72,772	(40,711)

	162,706,471	164,092,128	(1,385,658)

KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, (the "Code") a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, is not treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Keyport Life Insurance Company

Wellesley, Massachusetts

We have audited the accompanying consolidated balance sheet of Keyport Life Insurance Company (the "Company") and subsidiaries as of December 31, 2002, and the related consolidated statements of income, comprehensive income, stockholder's equity and cash flows for the year ended December 31, 2002. Our audit also included the related financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Keyport Life Insurance Company and subsidiaries at December 31, 2002, and the results of their operations and their cash flows for the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of the Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets.

Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2003

Report of Independent Auditors

The Board of Directors

Keyport Life Insurance Company

We have audited the consolidated balance sheet of Keyport Life Insurance Company as of December 31, 2001, and the related consolidated statements of income, stockholder's equity, comprehensive income, and cash flows for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000. These financial statements and schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Keyport Life Insurance Company at December 31, 2001, and the consolidated results of its operations and its cash flows for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 3 to the financial statements, in 2001, the Company changed its method of accounting for its derivatives.

ERNST & YOUNG LLP

Boston, Massachusetts

February 7, 2002

(except for the second paragraph of "Principles of Consolidation" in Note 2, as to which the date is December 31, 2002)

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in thousands)
	December 31,
	2002	2001
ASSETS		Restated

Cash and investments:
Fixed maturities available for sale (amortized cost: 2002 -$13,858,732;
2001 -$12,166,570)	$ 14,219,184	$ 12,108,767
Equity securities (cost: 2002 - $1,105; 2001 - $36,859)	1,127	39,658
Mortgage loans	169,567	31,124
Policy loans	642,712	636,351
Other invested assets	280,465	521,259
Short term investments	6,390	17,758
Cash and cash equivalents	448,446	2,117,200
Total cash and investments	15,767,891	15,472,117

Accrued investment income	189,798	185,268
Deferred policy acquisition costs	209,833	47,611
Value of business acquired	57,692	95,155
Goodwill	705,202	714,755
Current income tax receivable	53,917	1,622
Deferred income tax asset	76,012	181,175
Intangible assets	11,814	12,100
Receivable for investments sold	107,608	21,797
Other assets	64,867	36,306
Separate account assets	2,334,755	2,995,094

Total assets	$ 19,579,389	$ 19,763,000

LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY

Liabilities:
Future contract and policy benefits	$ 40,510	$ 39,919
Policy liabilities	14,434,364	13,710,588
Payable for investments purchased and loaned	308,317	1,165,609
Other liabilities	428,504	59,602
Separate account liabilities	2,317,611	2,966,820
Total liabilities	17,529,306	17,942,538

Commitments and contingencies - Note 13

Minority interest	95,803	73,485

Stockholder's equity:
Common stock, $1.25 par value; authorized 2,500 shares;
2,412 issued and outstanding	3,015	3,015
Additional paid-in capital	1,682,080	1,688,841
Retained earnings	70,668	86,893
Accumulated other comprehensive income (loss)	198,517	(31,772)
Total stockholder's equity	1,954,280	1,746,977

Total liabilities, minority interest and stockholder's equity	$ 19,579,389	$ 19,763,000

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)
	Year Ended	For the 2 month period ended December 31,	For the 10 month period ended	Year Ended
	December 31,	2001	October 31,	December 31,
	2002	Restated	2001	2000

Revenues:
Net investment income, including distributions from
private equity limited partnerships	$ 802,297	$ 146,603	$ 735,641	$ 856,808
Interest credited to policyholders	575,485	107,315	498,668	539,643
Investment spread	226,812	39,288	236,973	317,165

Net realized investment gains (losses)	(41,148)	2,223	(22,790)	(35,796)
Net derivative gains (losses)	(123,426)	99,972	446	-
Net change in unrealized and undistributed (losses)
gains in private equity limited partnerships	(7,591)	-	(17,088)	31,604
Premiums	20,285	4,057	-	-

Fee income:
Surrender charges	29,291	2,261	13,654	24,266
Separate account income	30,587	8,699	44,460	43,518
Management fees	6,754	1,080	5,715	6,207
Total fee income	66,632	12,040	63,829	73,991

Expenses:
Policy benefits	29,489	4,629	4,869	4,997
Operating expenses	94,724	12,499	55,710	64,875
Amortization of deferred policy acquisition costs	23,241	1,694	95,507	116,123
Amortization of value of business acquired	22,686	3,828	-	-
Amortization of intangible assets	286	-	1,047	1,256
Total expenses	170,426	22,650	157,133	187,251

(Loss) income before income taxes, minority interest and
Cumulative effect of accounting changes	(28,862)	134,930	104,237	199,713
Income tax expense (benefit)	(11,025)	47,228	26,635	57,128

(Loss) income before minority interest and cumulative effect
of accounting changes, net of tax	(17,837)	87,702	77,602	142,585

Minority interest share of (loss) income	(1,612)	809	-	-

(Loss) income before cumulative effect of
accounting changes	(16,225)	86,893	77,602	142,585
Cumulative effect of accounting changes, net of tax	-	-	60,847	-

Net (loss) income	$ (16,225)	$ 86,893	$ 16,755	$ 142,585

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)
	Year Ended	For the 2 month period ended December 31,	For the 10 month period ended	Year Ended
	December 31,	2001	October 31,	December 31,
	2002	Restated	2001	2000

Net (loss) income	$ (16,225)	$ 86,893	$ 16,755	$ 142,585

Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities	$ 359,070	$ (52,372)	$ 415,507	$ 213,396
Net change in deferred acquisition costs	(20,800)	600	(343,300)	(192,300)
Net change in value of business acquired	(32,923)	5,700	-	-
Reclassification adjustments of realized investment
gains (losses) into net income (loss)	48,944	(2,800)	29,300	45,900
Income tax (expense) benefit	(124,002)	17,100	(16,400)	67,300

Other comprehensive income (loss), net of tax	$ 230,289	$ (31,772)	$ 85,107	$ 134,296

Comprehensive income	$ 214,064	$ 55,121	$ 101,862	$ 276,881

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

				Accumulated
		Additional		Other
	Common	Paid-in	Retained	Comprehensive
	Stock	Capital	Earnings	Income (Loss)	Total

Balance, December 31, 1999	3,015	505,933	665,055	(160,615)	1,013,388

Net income	-	-	142,585	-	142,585
Other comprehensive income, net of tax:	-	-	-	134,296	134,296
Dividends paid	-	-	(10,034)	-	(10,034)

Balance, December 31, 2000	3,015	505,933	797,606	(26,319)	1,280,235

Net income	-	-	16,755	-	16,755
Other comprehensive income, net of tax:	-	-	-	85,107	85,107
Dividends paid	-	-	(99)	-	(99)

Balance, October 31, 2001	3,015	505,933	814,262	58,788	1,381,998

Sale of stockholder's equity	(3,015)	(505,933)	(814,262)	(58,788)	(1,381,998)

Sun Life acquisition cost	3,015	1,703,462	-	-	1,706,477

Consolidation of SLNY	-	(14,621)	-	-	(14,621)
Net income	-	-	86,893	-	86,893
Other comprehensive income, net of tax:	-	-	-	(31,772)	(31,772)

Balance, December 31, 2001 - Restated	3,015	1,688,841	86,893	(31,772)	1,746,977

Consolidation of SLNY	-	(6,761)	-	-	(6,761)
Net loss	-	-	(16,225)	-	(16,225)
Other comprehensive income, net of tax:	-	-	-	230,289	230,289

Balance, December 31, 2002	$ 3,015	$ 1,682,080	$ 70,668	$ 198,517	$1,954,280

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended	For the 2 month period ended December 31,	For the 10 month period ended	Year Ended
	December 31,	2001	October 31,	December 31,
	2002	Restated	2001	2000

Cash flows from operating activities:
Net (loss) income	$ (16,225)	$ 86,893	$ 16,755	$ 142,585
Adjustments to reconcile net (loss) income to net cash
provided by operating activities:
(Loss) income to minority interest	(1,612)	809	-	-
Cumulative effect of accounting changes	-	-	60,847	-
Non-cash derivative activity	145,277	(116,870)	94,048	-
Interest credited to policyholders	575,485	107,315	498,668	539,643
Net realized investment losses (gains)	41,148	(2,223)	22,790	35,796
Net change in unrealized and undistributed losses
(gains) in private equity limited partnerships	7,591	-	17,088	(31,604)
Amortization of intangible	286	-	-	-
Amortization of value of insurance in force & DAC	38,180	-	-	-
Net amortization on investments	55,597	(4,980)	(11,544)	59,836
Change in deferred policy acquisition costs	(188,239)	(12,102)	(64,985)	9,023
Change in current and deferred income taxes	(72,383)	49,519	(41,200)	5,783
Net change in other assets and liabilities	(17,171)	20,058	(116,807)	22,487
Net cash provided by operating activities	567,934	128,419	475,660	783,549

Cash flows from investing activities:
Investments purchased - available for sale	(11,413,485)	(1,511,630)	(1,973,207)	(3,802,286)
Investments sold - available for sale	9,864,337	1,664,219	2,026,942	2,877,082
Investments matured - available for sale	-	-	86,626	894,779
Decrease in policy loans	(6,361)	(4,022)	(11,092)	(21,346)
Decrease in mortgage loans	(138,443)	2,210	2,217	2,692
Other invested assets sold (purchased), net	37,286	(28,689)	46,111	8,336
Net change in short term investments	11,368	(2,689)	-	-
Net cash (used in) provided by
investing activities	(1,645,298)	119,399	177,597	(40,743)

Cash flows from financing activities:
Withdrawals from policyholder accounts	(2,292,504)	(469,068)	(1,993,388)	(2,249,950)
Deposits to policyholder accounts	2,473,975	446,220	1,565,504	1,569,168
Debt proceeds	380,000	-	-	-
Net change in securities lending	(1,152,861)	30,900	(106,709)	600,386
Dividend	-	-	-	(10,034)
Net cash (used in) provided by
financing activities	(591,390)	8,052	(534,593)	(90,430)

Change in cash and cash equivalents	(1,668,754)	255,870	118,664	652,376
Cash from consolidation of SLNY	-	14,387	-	-
Cash and cash equivalents at beginning of period	2,117,200	1,846,943	1,728,279	1,075,903

Cash and cash equivalents at end of period	$ 448,446	$ 2,117,200	$ 1,846,943	$ 1,728,279

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

1. Change of Control

Through October 31, 2001, Keyport Life Insurance Company ("the Company") was a wholly owned subsidiary of Liberty Financial Companies, Incorporated ("LFC"), which is a majority-owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

On May 3, 2001, LFC announced that it had reached a definitive agreement to sell its annuity and bank marketing businesses to Sun Life Financial Services of Canada Inc. ("SLF"), a Canadian holding company and parent of Sun Life Assurance Company of Canada ("SLOC"). The transaction was subject to customary conditions to closing, including receipt of approvals by various state insurance regulators in the U.S., certain other regulatory authorities in the U.S. and Canada and LFC's shareholders.

Effective after the close of business on October 31, 2001, all required approvals had been obtained and SLF Holdings, acquired the Company for approximately $1.7 billion in cash. As part of the acquisition, SLF Holdings, another indirect subsidiary of SLOC, acquired Independent Financial Marketing Group, Inc. ("IFMG"), an affiliate of the Company ($20 million of the total purchase price was allocated to IFMG). The acquisition of the Company and IFMG complements both SLF's product array and distribution capabilities and advances SLF towards its strategic goal of reaching a top 10 position in target product markets in North America. SLF also expects to reduce costs through economies of scale.

The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141 "Business Combinations" and SFAS No. 142 "Goodwill and Other Intangible Assets". Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value at the date of acquisition.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2001 (in thousands):

Assets:
Fixed-maturity securities	$ 10,609,150
Equity securities	35,313
Mortgage loans	7,216
Policy loans	631,916
Value of business acquired	105,400
Goodwill	714,755
Intangible assets	12,100
Deferred taxes	217,633
Other invested assets	363,586
Cash and cash equivalents	1,846,887
Other assets acquired	465,152
Separate account assets	3,941,527
Total assets acquired	18,950,635

Liabilities:
Policy liabilities	12,052,071
Other liabilities	1,262,045
Separate accounts	3,930,042
Total liabilities assumed	17,244,158

Net assets acquired	$ 1,706,477

In 2002, the Company completed its valuation of certain assets acquired and liabilities assumed. The revisions decreased goodwill by $9.6 million, decreased deferred taxes by $54.9 million, increased policy liabilities by $13.0 million, increased other liabilities by $13.7 million and reduced investments and other assets by $12.8 million and $5.8 million, respectively.

Intangible assets acquired primarily consist of state insurance licenses ($10.1 million) that are not subject to amortization. The remaining $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years. Most of the goodwill is expected to be deductible for tax purposes.

As a result of the acquisition, the financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For periods prior to the date of the acquisition, the balances are referred to as "Predecessor Basis."

2. Accounting Policies

Organization

The Company offers a diversified line of fixed, indexed and variable annuity products designed to serve the growing retirement savings market. These annuity products are sold through a wide-ranging network of banks, agents and security dealers throughout the United States.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

2. Accounting Policies (continued)

Principles of Consolidation

The consolidated financial statements include the Company and its wholly owned subsidiaries, Independence Life and Annuity Company ("Independence Life"), Keyport Benefit Life Insurance Company ("KBL") (through December 31, 2002), Liberty Advisory Services Corp. (through October 31, 2001) and Keyport Financial Services Corp. ("KFSC"). On October 31, 2001, the Company transferred its ownership interest in Liberty Advisory Service Corp., through a dividend, to LFC.

On December 31, 2002 the Company transferred its ownership interest in KBL for a 67% interest in Sun Life of New York ("SLNY"). SLNY and the Company are under common control. Accounting principles generally accepted in the United States (GAAP) require that the financial statements reflect such transaction to the earliest year presented or to the date the entities became under common control (November 1, 2001). Accordingly, the accompanying financial statements of the Company at December 31, 2001 and the two months then ended reflect the inclusion of SLNY in a manner similar to a pooling of interest. Minority interest has been established for a portion of the earnings not attributable to Keyport's 67% ownership. The restatement increased the Company's assets by $518.9 million and $619.2 million at December 31, 2002 and 2001, respectively. Net income was increased by $1.2 million for the year ended December 31, 2002 and decreased by $83,000 for the two-month period ended December 31, 2001.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities classified as available for sale are carried at fair value, and after tax unrealized gains and losses (net of adjustments to deferred acquisition costs ("DAC") and value of business acquired ("VOBA")) are reported as a separate component of accumulated other comprehensive income (loss). The cost basis of securities is adjusted for declines in value that are determined to be other-than-temporary. Realized investment gains and losses are calculated on a first-in, first-out basis, net of adjustments for amortization of DAC and value of business acquired.

For the mortgage-backed bond portion of the fixed-maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Mortgage loans are carried at amortized cost. Policy loans are carried at the unpaid principal balances plus accrued interest and do not exceed the net cash surrender value of the related insurance policy.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

2. Accounting Policies (continued)

Investments in private equity limited partnerships, which are included in other invested assets, are accounted for on either the cost method or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The net change in unrealized and undistributed gains in private equity limited partnerships primarily represents increases (decreases) in the fair value of the underlying investments of the private equity limited partnerships that are accounted for under the equity method. The net change is recorded net of the related amortization of value of business acquired and of DAC, and net of the amounts realized, which are recognized in investment income. The financial information for these investments is obtained directly from the private equity limited partnerships on a periodic basis. There can be no assurance that any unrealized and undistributed gains (losses) will ultimately be realized or that the Company will not incur losses in the future on such investments.

The following amount represents the net change in unrealized and undistributed (losses) gains in private equity limited partnerships:
	Year Ended December 31, 2002	For the 2 month period ended December 31, 2001	For the 10 month period ended October 31, 2001	Year Ended December 31, 2000

Gross (loss) gain	$ (8,924)	-	$ (14,688)	$ 103,604
Net reclassification into net
investment income	-	-	(34,100)	(13,300)
	(8,924)	-	(48,788)	90,304
Less:
DAC & VOBA Amortization	(1,333)	-	(31,700)	58,700
	$ (7,591)	-	$ (17,088)	$ 31,604

Fee Income

Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

Deferred Policy Acquisition Costs (DAC)

DAC relates to the costs of acquiring new business, which vary with, and are primarily related to, the production of new annuity business. Such acquisition costs include commissions, costs of policy issuance, and underwriting and selling expenses. These costs are deferred and amortized with interest in relation to the present value of estimated gross profits from mortality; investment spread and expense margins over the estimated lives of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized, including realized and unrealized gains and losses from investments.

DAC is adjusted for amounts relating to unrealized gains and losses on available for sale fixed-maturity securities. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). The impact of this adjustment on DAC was to (decrease) increase it by ($20.2) million and $0.6 million at December 31, 2002 and 2001, respectively, relating to this adjustment.

Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of DAC could be revised in the near term if any of the estimates discussed above are revised.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

2. Accounting Policies (continued)

Value of Business Acquired

The value of business acquired represents the actuarial-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits over the estimated lives of the contracts.

The value of business acquired is adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). Value of business acquired was ($27.3) million and $0.6 million at December 31, 2002 and 2001, respectively, relating to this adjustment.

Estimated future net amortization expense of the value of business acquired as of December 31, 2002 is as follows (in thousands):

2003	$10,961
2004	9,701
2005	8,395
2006	6,991
2007	5,586
Thereafter	16,058
Total	$57,692

Goodwill

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of the Company. In accordance with SFAS 142, the Company has completed the required impairment tests of goodwill and indefinite-lived intangible assets and concluded that these assets are not impaired. Goodwill is tested for impairment on an annual basis using the discounted cash flow method.

Intangible Assets

Intangible assets consist of state insurance licenses of $10.1 million that are not subject to amortization and $2.0 million of product rights that have a weighted-average useful life of 7 years.

Separate Account Assets and Liabilities

The assets and liabilities resulting from variable annuities and variable life policies are segregated in separate accounts. Separate account assets consist principally of investments in mutual funds are carried at fair value. Investment income and changes in mutual fund asset values are allocated to the policyholders and, therefore, do not affect the operating results of the Company. The Company earns separate account fees for providing administrative services and bearing the mortality risk related to these contracts. The difference between investment income and interest credited on the institutional accounts was reported as separate account fee income through October 31, 2001. Effective November 1, 2001, the separate institutional accounts were classified as general account assets. Investment income and interest credited were reported as components of net investment income and interest credited, respectively.

As of December 31, 2002 and 2001, the Company also classified $17.1 million and $28.3 million, respectively, of investments in certain mutual funds sponsored by former affiliates of the Company as separate account assets.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

2. Accounting Policies (continued)

Policy liabilities

Policy liabilities consist of deposits received plus credited interest, less accumulated policyholder charges, assessments, and withdrawals related to deferred annuities and single-premium whole life policies. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

Future contract and policy benefits

Future contract and policy benefits are liabilities for traditional life and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Income Taxes

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes."

In 2002, as in prior years, the Company will file a consolidated federal income tax return with its life insurance subsidiaries, Independence Life and KBL stand-alone. Because of KBL's merger into SLNY, starting in 2003 Keyport and Independence Life will file a consolidated federal income tax return, and SLNY will file on a standalone basis. KFSC also files a standalone federal income tax return. The Company and its subsidiaries will be eligible to file a consolidated return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco") beginning in 2006. US Holdco is a member of the Sun Life Financial Group Insurance Holding Company system and is an indirect subsidiary of SLOC.

The Company and its life insurance subsidiaries have a tax-sharing agreement that allocates income taxes to the Company and its subsidiaries as if each entity were to file separate income tax returns. Tax benefits resulting from losses are paid to the extent such losses are utilized in the consolidated income tax return. Effective December 21, 2002, KBL (as part of SLNY) is no longer included in this tax sharing agreement. KFSC also had a tax-sharing agreement (through October 31, 2001) with the same terms as those outlined above.

Cash Equivalents

Short-term investments having a maturity of three months or less when purchased are classified as cash equivalents.

Reclassifications

Certain prior-year amounts have been reclassified to conform to the 2001 presentation.

Restatement

On December 31, 2002, the Company acquired a 67% interest in SLNY, an affiliated company, in exchange for its interest in its wholly owned subsidiary, KBL. SLNY was merged with KBL on December 31, 2002 and SLNY was the surviving entity. SLNY and Keyport are under common control. Accounting principles generally accepted in the United States (GAAP) indicate that the financials should be restated to the earliest year presented or to the date the entities became under common control (November 1, 2001). The financial condition and results of SLNY are included in the accompanying financial statements from November 1, 2001.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

3. Accounting Changes

The cumulative effect of accounting changes, net of tax, for the ten-month period ended October 31, 2001 of $60.8 million includes a loss of $54.3 million relating to the adoption of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of SFAS No. 133" (collectively hereafter referred to as the "Statement") in the quarter ended March 31, 2001 and a loss of $6.5 million relating to the adoption of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in the quarter ended June 30, 2001.

The Company adopted the Statement on January 1, 2001. The Statement requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset by the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in operations.

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of the Statement at January 1, 2001 decreased net income and stockholder's equity by $54.3 million. The adoption of the Statement may increase volatility in future reported income due, among other reasons, to the requirements of defining an effective hedging relationship under the Statement as opposed to certain hedges the Company believes are effective economic hedges. The Company anticipates that it will continue to utilize its current risk management philosophy, which includes the use of derivative instruments.

The Company adopted EITF Issue No. 99-20 on April 1, 2001. EITF Issue 99-20 governs the method of recognizing interest income and impairment on asset-backed investment securities. EITF Issue No. 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF Issue No. 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of EITF Issue No. 99-20 on April 1, 2001 decreased net income by $6.5 million with a related increase to accumulated other comprehensive income of $1.8 million.

In September 2001, the EITF discussed Issue No. 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001" which gives accounting guidance and recommended disclosures. Following this guidance, the Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there were no material claims exposure to the Company. The national tragedy of September 11, 2001 has also had an adverse impact on the airline, hotel and hospitality businesses. The Company has investments associated with these industries. As of December 31, 2002, the Company recorded a $4.5 million write-down of its airline industry investments for "other-than-temporary declines" due to the decrease in market value. The Company will continue to monitor these investments to determine if any further adjustments are necessary.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45")." FIN 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. This interpretation has no impact for Keyport.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

3. Accounting Changes (continued)

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," to improve financial reporting by enterprises involved with variable interest entities. This interpretation states that if a business enterprise has a controlling financial interest in a variable interest entity, the assets, liabilities, and results of the activities of the variable interest entity should be included in consolidated financial statements with those of the business enterprise. This interpretation has no impact for Keyport as Keyport does not maintain any involvement with variable interest entities.

In July 2002, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts." This SOP provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. The Company is in the process of evaluating the provisions of this SOP and its impact to the Company's financial position or results of operations.

4. Accounting for Derivatives and Hedging Activities

All derivatives are recognized on the balance sheet at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either (1) a hedge of the fair value of a recognized asset ("fair value hedge") or (2) utilizes the derivative as an economic hedge ("non-designated derivative"). Changes in the fair value of a derivative that is highly effective and is designated and qualifies as a fair value hedge, along with the loss or gain on the hedged asset attributable to the hedged risk, are recorded in current period operations as a component of net derivative gains. Changes in the fair value of non-designated derivatives are reported in current period operations as a component of net derivative gains.

The Company issues equity-indexed annuity contracts that contain a derivative instrument that is "embedded" in the contract. Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract), is carried at fair value, and is considered a non-designated derivative.

The Company purchases call options and futures on the S&P 500 Index to economically hedge its obligation under the annuity contract to provide returns based upon this index. The call options and futures are non-designated derivatives. In addition, the Company utilizes non-designated total return swap agreements to hedge certain contract obligations.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements. Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. Prior to October 31, 2001, the interest rate swap agreements were designated and qualified as fair value hedges. The ineffective portion of the fair value hedges, net of related effects on DAC, resulted in a loss of $2.6 million for the ten-month period ended October 31, 2001.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedging transactions. This process included linking all fair value hedges to specific assets on the balance sheet. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

4. Accounting for Derivatives and Hedging Activities (continued)

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value and changes in fair value will be reported in operations. The subsequent fair value changes in the hedged asset will no longer be reported in current period operations.

Effective November 1, 2001, in conformity with SLOC accounting policies, the Company discontinued hedge accounting and classified its interest rate swap agreements as non-designated derivatives. The Company believes that these derivatives provide economic hedges and the cost of formally documenting the effectiveness of the fair value of the hedged assets in accordance with the provisions of SFAS 133 was not justified. The decrease in the swap values, net of related effects on the value of business acquired, resulted in a (loss) income of $(113.7) million and $64.9 million for the year ended December 31, 2002 and for the two month period ended December 31, 2001, respectively. The change in values of the call options, futures, and the embedded derivative, net of related effects on the value of business acquired and DAC, (decreased) increased income by $(9.7) million and $35.1 million for the year ended December 31, 2002 and for the two month period ended December 31, 2001, respectively.

Outstanding derivatives, shown in notional amounts along with their carrying value and fair value, are as follows (in thousands):

		Assets /(Liabilities)
	Notional Amounts	Carrying Value	Fair Value
	12/31/2002	12/31/2002	12/31/2002

Interest rate swaps	$3,697,630	(205,569)	(205,569)
Total return swaps	203,018	(164,992)	(164,992)
S&P 500 Index call options	976,759	24,753	24,753

	12/31/2001	12/31/2001	12/31/2001

Interest rate swaps	$2,172,526	$ (71,906)	$ (71,906)
Total return swaps	1,035,438	42,171	42,171
S&P 500 Index call options	-	56,125	56,125

The interest rate and total return swap agreements expire in 2003 through 2017. The S&P 500 call options and futures maturities range from 2003 to 2009.

At December 31, 2002 and 2001, the Company had approximately $96.9 million and $92.5 million, respectively, of unamortized premium in call option contracts.

Fair values for swap and cap agreements are based on current settlement values. The current settlement values are based on quoted market prices and brokerage quotes, which utilize pricing models or formulas using current assumptions. Fair values for call options and futures contracts are based on quoted market prices.

There are risks associated with some of the techniques the Company uses to match its assets and liabilities. The primary risk associated with swap, cap and call option agreements is the risk associated with counterparty nonperformance. The Company believes that the counterparties to its swap, cap and call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments

Fixed Maturities

The amortized cost, gross unrealized gains and losses, and fair value of fixed-maturity securities are as follows (in thousands):
December 31, 2002	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Fixed-maturity securities:
Asset Backed and Mortgage Backed Securities	$ 5,158,297	$ 161,843	$ (81,822)	$ 5,238,318
Foreign Government & Agency Securities	87,846	12,512	(8)	100,350
States & Political Subdivisions	1,649	96	-	1,745
U.S. Treasury & Agency Securities	589,627	14,842	(981)	603,488
Corporate securities:
Basic Industry	$ 313,960	$ 16,874	$ (56)	$ 330,778
Capital Goods	370,441	25,960	(1,325)	395,076
Communications	787,935	42,982	(10,330)	820,587
Consumer Cyclical	744,063	41,818	(1,727)	784,154
Consumer Noncyclical	429,530	22,489	(3,543)	448,476
Energy	537,089	27,270	(11,980)	552,379
Finance	2,920,881	117,824	(21,943)	3,016,762
Industrial Other	137,885	5,782	(258)	143,409
Technology	66,294	1,928	(702)	67,520
Transportation	505,660	23,742	(25,039)	504,363
Utilities	1,207,575	47,016	(42,812)	1,211,779
Total Corporate	$ 8,021,313	$ 373,685	$ (119,715)	$ 8,275,283

Total fixed maturity securities	$ 13,858,732	$ 562,978	$ (202,526)	$ 14,219,184

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments (continued)
December 31, 2001 - Restated	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Fixed-maturity securities:
Asset Backed and Mortgage Backed Securities	$ 5,068,049	$ 53,350	$ (87,382)	$ 5,034,016
Foreign Government & Agency Securities	306,578	15,191	(4,588)	317,182
States & Political Subdivisions	2,099	25	-	2,124
U.S. Treasury & Agency Securities	339,476	540	(6,113)	333,903
Corporate securities:
Basic Industry	$ 294,373	$ 3,704	$ (8,531)	$ 289,546
Capital Goods	346,352	9,556	(2,347)	353,561
Communications	854,824	11,438	(10,674)	855,588
Consumer Cyclical	679,878	3,074	(4,487)	678,465
Consumer Noncyclical	513,491	7,572	(5,493)	515,570
Energy	467,518	1,943	(6,650)	462,811
Finance	1,987,366	12,127	(25,175)	1,974,318
Industrial Other	102,023	2,271	(1,868)	102,426
Technology	67,988	887	(1,874)	67,001
Transportation	426,033	6,703	(8,080)	424,656
Utilities	710,522	2,259	(15,181)	697,600
Total Corporate	$ 6,450,368	$ 61,534	$ (90,360)	$ 6,421,542

Total fixed maturity securities	$ 12,166,570	$ 130,640	$ (188,443)	$ 12,108,767

At December 31, 2002 and 2001, net unrealized (losses) gains on equity securities and investments in separate accounts aggregated $(1.5) million and $4.7 million, respectively.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2002. At December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

At December 31, 2002 and 2001, $595.9 million and $1.2 billion of fixed maturities were below investment grade, respectively.

Contractual Maturities

The amortized cost and fair value of fixed maturities by contractual maturity as of December 31, 2002 are as follows (in thousands):
	Amortized Cost	Fair Value

Due in one year or less	$ 631,206	$ 635,956
Due after one year through five years	3,935,454	4,054,445
Due after five years through ten years	2,791,680	2,899,022
Due after ten years	1,342,094	1,391,443
	8,700,734	8,980,866
Mortgage and asset-backed securities	5,158,298	5,238,318
	$ 13,858,732	$ 14,219,184

Actual maturities may differ as borrowers may have the right to call or prepay obligations.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments (continued)

Mortgage loans

The Company invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. The carrying value of mortgage loans was $169.6 million and $31.1 million at December 31, 2002 and 2001, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgement, the mortgage loan's value has been impaired, appropriate losses are recorded. The company had no restructured or impaired mortgage loans at December 31, 2002 and 2001, respectively. The allowances for losses at December 31, 2002 were $81,000.

Mortgage loans comprise the following property types and geographic regions at December 31 (in thousands):

Property Type:	2002	2001 - Restated
Office building	$ 66,167	$ 6,508
Residential	3,353	7,931
Retail	44,189	9,865
Industrial/warehouse	40,690	3,600
Other	15,249	3,220
Valuation allowance	(81)	-

Total	$ 169,567	$ 31,124

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments (continued)

Geographic region:	2002 -	2001 - Restated
Arizona	$ 2,434	$ 2,524
California	10,981	1,959
Delaware	8,944	-
Florida	7,949	4,206
Georgia	6,945	1,060
Indiana	1,836	1,894
Kentucky	8,018	-
Louisiana	4,551	-
Maryland	4,774	3,301
Massachusettes	9,417	-
Michigan	5,875	549
New York	25,047	4,128
North Carolina	12,838	473
Ohio	11,479	2,736
Pennsylvania	17,835	1,986
Tennessee	3,177	90
Texas	7,347	668
Utah	1,980	1,538
Virginia	1,160	1,200
Washington	8,637	1,610
Other	8,424	1,202
Valuation allowance	(81)	-

Total	$ 169,567	$ 31,124

At December 31, 2002, scheduled mortgage loan maturities were as follows (in thousands):

2003	$ -
2004	3,792
2005	2,538
2006	-
2007	31,252
Thereafter	131,985
Total	$ 169,567

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $80.1 million and $0.5 million at December 31, 2002 and 2001, respectively. The fair value of the outstanding commitments is not material to the Company.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments (continued)

Net Investment Income

Net investment income is summarized as follows (in thousands):
		2 months
	Year Ended December 31,	ended 12/31/2001	10 months ended	Year Ended December 31,
	2002	Restated	10/31/2001	2000

Fixed maturities	$ 802,328	$ 146,509	$ 678,035	$ 807,884
Mortgage loans	7,070	466	788	972
Other invested assets	(35,325)	(4,059)	33,485	84,745
Policy loans	36,648	5,758	30,701	36,985
Equity securities	484	797	9,651	276
Cash and cash equivalents	1,607	385	917	27,368
Gross investment income	812,812	149,586	753,577	958,230
Investment expenses	(10,515)	(3,253)	(17,936)	(21,014)
Amortization of options and interest rate caps	-	-	-	(80,408)

Net investment income	$ 802,297	$ 146,603	$ 735,641	$ 856,808

As of December 31, 2002 and 2001, the carrying value of non-income-producing fixed-maturity investments was $0.5 million and $81.8 million, respectively.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) are summarized as follows (in thousands):
		2 months
	Year Ended December 31,	Ended 12/31/2001	10 months ended	Year Ended December 31,
	2002	Restated	10/31/2001	2000
Fixed maturities available for sale:
Gross gains	$ 135,821	$ 12,722	$ 19,374	$ 35,430
Gross losses	(128,637)	(9,821)	(7,510)	(70,474)
Other-than-temporary declines in value	(66,838)	-	(42,800)	(16,731)
	(56,654)	2,901	(30,936)	(51,775)

Equity securities	2,378	-	1,665	-
Investments in separate accounts	-	-	-	4,386
Other invested assets	8,815	-	-	1,497

Gross realized investment (losses) gains	(48,461)	2,901	(29,271)	(45,892)

Amortization adjustments of deferred policy
acquisition costs and value of business acquired	7,313	(678)	6,481	10,096

Net realized investment (losses) gains	$ (41,148)	$ 2,223	$ (22,790)	$(35,796)

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

6. Reinsurance

The Company's subsidiary, SLNY, has an agreement with SLOC whereby SLOC reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis. The agreement provides that SLOC will reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows (in thousands):
	Year ended December 31,	2 months ended	10 months ended	Year ended December 31,
	2002	12/31/2001	10/31/2001	2000
Insurance premiums:
Direct	$ 25,900	$ 4,597	-	-
Ceded - Affiliated	4,133	280	-	-
Ceded - Non-affiliated	1,482	261	-	-
Net Premiums	$ 20,285	$ 4,056	-	-

Insurance and other individual policy benefits, and claims:
Direct	$ 19,644	$ 3,501	-	-
Ceded - Affiliated	2,858	1,227	-	-
Ceded - Non-affiliated	358	66	-	-
Net policy benefits and claims	$ 16,428	$ 2,208	-	-

SLNY is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, SLNY evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

7. Income Taxes

Income tax expense (benefit) is summarized as follows (in thousands):
	Year ended December 31,	2 months ended Restated	10 months ended	Year ended December 31,
	2002	12/31/2001	10/31/2001	2000

Current	$ (45,827)	$ (2,359)	$ 89,493	$ 96,219
Deferred	34,802	49,587	(53,128)	(29,667)
Valuation allowance	-	-	(9,730)	(9,424)
	$ (11,025)	$ 47,228	$ 26,635	$ 57,128

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

7. Income Taxes (continued)

A reconciliation of income tax expense, with the expected federal income tax expense computed at the applicable federal income tax rate of 35%, is as follows (in thousands):
	Year ended December 31,	2 months ended Restated	10 months ended	Year ended December 31,
	2002	12/31/2001	10/31/2001	2000

Expected income tax expense	$ (10,103)	$ 47,224	$36,483	$69,899
Increase (decrease) in income taxes resulting from:
Nontaxable investment income	(1,622)	(195)	(1,002)	(2,704)
Amortization of goodwill	-	-	366	440
Change in valuation allowance	-	-	(9,730)	(9,424)
Other, net	700	199	518	(1,083)
Income tax expense	$ (11,025)	$ 47,228	$26,635	$57,128

The components of deferred income tax assets are as follows (in thousands):
	December 31,
	2002	2001 Restated
Deferred tax assets:
Policy liabilities	$ 33,104	$ 65,433
Deferred policy acquisition costs	53,319	100,559
Investments, net	-	20,142
Other	35,293	-
Total deferred tax assets	121,716	186,134

Deferred tax liabilities:
Investments, net	45,704	-
Other	-	4,959
Total deferred tax liabilities	45,704	4,959

Net deferred tax asset	$ 76,012	$181,175

Income taxes paid were $9.9 million, $64.0 million and $51.5 million for the year ended December 31, 2002, the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively.

As part of the Stock Purchase Agreement between SLF and LFC, LFC was obligated to reimburse the Company for any federal, state or local taxes arising from certain tax elections under Section 338(h) of the Internal Revenue Code of 1986. LFC had given notice to the Company of certain objections it had with the calculation of these taxes. The amount in dispute was approximately $27 million. This dispute has been resolved and the recoverable amount was not adjusted.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

8. Retirement Plans

As a result of the acquisition of the Company by SLF Holdings, the LFC Pension Plan was terminated effective November 1, 2001. Effective January 2002, essentially all United States employees of the Company became employees of Sun Life Assurance Company of Canada (U.S.) ("SLUS"). The employees of the Company were eligible to participate in a plan sponsored by SLUS when they achieved 1,000 hours of service. The gain or loss on the termination of the Plan did not have any effect on the Company's financial statements as LFC was responsible for such gain or loss.

Prior to the acquisition by SLF Holdings, the Company's employees and certain employees of LFC were eligible to participate in the LFC Pension Plan (the "Plan"). It was the Company's practice to fund amounts for the Plan sufficient to meet the minimum requirements of the Employee Retirement Income Security Act of 1974. Additional amounts were contributed from time to time when deemed appropriate by the Company. Under the Plan, all employees were vested after five years of service. Benefits were based on years of service, the employee's average pay for the highest five consecutive years during the last ten years of employment and the employee's estimated social security retirement benefit. The Company also had an unfunded nonqualified Supplemental Pension Plan ("Supplemental Plan") collectively with the Plan (the "Plans") to replace benefits lost due to limits imposed on Plan benefits under the Internal Revenue Code. Plan assets consisted principally of investments in certain mutual funds sponsored by an affiliated company.

Pension cost related to the LFC Pension Plan is as follows (in thousands):

	10 months ended	Year Ended December 31,
	10/31/2001	2000
Pension cost consists of:
Service cost benefits earned during the period	$ 706	$ 734
Interest cost on projected benefit obligation	1,046	1,184
Expected return on Plan assets	(719)	(829)
Net amortization and deferred amounts	11	18

Total net periodic pension cost	$ 1,044	$ 1,107

The assumptions used to develop the accrued pension obligation and pension cost are as follows:

	2001	2000

Discount rate	7.75%	7.75%
Rate of increase in compensation level	4.50	4.50
Expected long-term rate of return on assets	9.00	9.00

The Company provides various other funded and unfunded defined contribution plans, which include savings and investment plans and supplemental savings plans (under LFC through October 31, 2001 and SLOC thereafter). Expenses related to these defined contribution plans totaled $0.8 million, and $0.9 million for the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

9. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. The aggregate fair-value amounts presented herein do not necessarily represent the underlying value of the Company, and, accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair-value information presented herein.

The following methods and assumptions were used by the Company in determining estimated fair value of financial instruments:

Fixed maturities and equity securities: Fair values for fixed-maturity securities are based on quoted market prices, where available. For fixed maturities not actively traded, the fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the securities. The fair values for equity securities are based on quoted market prices.

Mortgage loans: The fair value of mortgage loans is determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Policy loans: The carrying value of policy loans approximates fair value.

Other invested assets: The carrying value of private equity limited partnerships and all other assets classified as other invested assets in the accompanying consolidated balance sheet approximate their fair value. Fair values for call options are based on market prices quoted by the counterparty to the respective call option contract.

Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which includes surrender charges.

Policy liabilities: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

9. Fair Value of Financial Instruments (continued)

The fair values and carrying values of the Company's financial instruments are as follows (in thousands):
	December 31,		December 31,
	2002		2001
			Restated
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed-maturity securities	$14,219,184	$14,219,184	$ 12,108,767	$ 12,108,767
Equity securities	1,127	1,127	39,658	39,658
Mortgage loans	169,567	188,922	31,124	33,388
Policy loans	642,712	642,712	636,351	636,351
Other invested assets	280,465	280,465	521,259	521,259
Short term investments	6,390	6,390	17,758	17,758
Cash and cash equivalents	448,446	448,446	2,117,200	2,117,200
Separate accounts	2,334,755	2,334,755	2,995,094	2,995,094
Liabilities:
Policy liabilities	14,434,364	14,366,270	13,710,558	13,266,681
Separate accounts	2,317,611	2,317,611	2,966,820	2,966,820

10. Quarterly Financial Data (Unaudited)

The following is a tabulation of the unaudited quarterly results of operations (in thousands). The balances have been adjusted to reflect the merger of SLNY with Keyport at November 1, 2001.
	2002 Quarters
	March 31 Restated	June 30 Restated	September 30 Restated	December 31

Net investment income, including
distributions from private equity
limited partnerships	$ 211,852	$ 206,664	$ 193,016	$ 190,765
Interest credited to policyholders	142,734	138,182	140,289	154,280
Investment spread	69,118	68,482	52,727	36,485

Premiums	5,677	5,268	3,611	5,729
Net realized investment (losses) gains	7,471	(24,584)	16,465	(40,500)
Net derivative income (losses)	9,941	(70,640)	(110,871)	48,144
Net change in unrealized and
undistributed gains (losses) in private
equity limited partnerships	(21,247)	10,993	12,498	(9,835)
Fee income	17,010	16,899	14,998	17,725
Pretax income (loss) before
minority interest and cumulative
effect of accounting changes	49,396	(32,922)	(62,612)	17,276
Net (loss) income	32,108	(21,399)	(40,937)	14,003

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

10. Quarterly Financial Data (Unaudited) (continued)
				2001 periods
					2 Months ended
	2001 Quarters			Month ended	December 31
	March 31	June 30	September 30	October 31	Restated

Net investment income, including
distributions from private equity
limited partnerships	$ 234,919	$ 235,766	$ 195,391	$ 69,565	$ 146,603
Interest credited to policyholders	148,494	153,361	148,099	48,714	107,315
Investment spread	86,425	82,405	47,292	20,851	39,288

Premiums
Net realized investment (losses)	-	-	-	-	4,057
gains	(14,372)	(3,421)	(14,021)	9,024	2,223
Net derivative income (losses)	(3,823)	8,526	(6,537)	2,280	99,972
Net change in unrealized and
undistributed gains (losses) in
private equity limited
partnerships	2,656	(17,261)	(2,483)	-	-
Fee income	18,448	19,850	17,795	7,736	12,040
Pretax income (loss) before
minority interest and cumulative
effect of accounting changes	38,179	41,964	(977)	25,071	134,930
Net (loss) income	(23,877)	21,241	1,469	17,922	86,893

11. Statutory Information

The Company's primary insurance company, Keyport Life Insurance Company, is domiciled in the State of Rhode Island and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Rhode Island Insurance Department. Statutory surplus and capital and statutory net (loss) income differ from stockholder's equity and net income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions and income tax expense reflects only taxes paid or currently payable. The Company's statutory surplus and net (loss) are as follows (in thousands):
	Year ended December 31,
	2002	2001	2000

Statutory surplus and capital	$ 533,613	$ 571,051	$ 805,235
Statutory net (loss)	(89,926)	(136,238)	(5,877)

Effective January 1, 2001, the State of Rhode Island required that insurance companies domiciled in the State of Rhode Island prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Commissioner of Insurance of the State of Rhode Island.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

11. Statutory Information (continued)

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles for statutory purposes. As a result of these changes, the Company reported an adjustment on a statutory basis that decreased unassigned surplus by $17.4 million as of January 1, 2001, which was primarily due to deferred tax assets and liabilities established as of that date.

The Company's ability to pay dividends is subject to certain restrictions. Current Rhode Island insurance law permits the payment of dividends or distributions from the Company to its parent, which, together with dividends and distributions paid during the preceding 12 months, do not exceed the lesser of (i) 10% of statutory surplus as of the preceding December 31 or (ii) the net gain from operations for the preceding fiscal year. Any proposed dividend in excess of this amount is called an "extraordinary dividend" and may not be paid until it is approved by the Commissioner of Insurance of the State of Rhode Island. The Company paid $0.1 million and $10.0 million in dividends to LFC in 2001 and 2000, respectively. In connection with the SLOC acquisition, the Company will not be allowed to make any dividend payments for a period of 18 months (May 1, 2003) without the prior approval of the Rhode Island Insurance Department. Subsequent to the 18 month period, the amounts of dividends that the Company will be able to pay will be based upon current Rhode Island insurance law.

12. Transactions with Affiliated Companies

The Company reimbursed SLOC and LFC (prior to November 1, 2001) and certain affiliates for expenses incurred on its behalf for the years ended December 31, 2002 and 2000 and for the ten-month period ended October 31, 2001. These reimbursements included corporate, general and administrative expenses, corporate overhead, such as executive and legal support, employee benefits, and investment management services. The total amounts reimbursed were $66.1 million, $6.1 million, and $7.5 million for the year ended December 31, 2002, the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively. In addition, certain affiliated companies distribute the Company's products and were paid $84.2 million, $47.1 million and $39.4 million by the Company for the year ended December 31, 2002, the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively.

On July 25, 2002, the Company issued a $380,000,000 promissory note at 5.76% to an affiliate, Sun Life (Hungary) Group Financing Limited Liability Company, which matures on June 30, 2012. The Company will pay interest semi-annually beginning December 31, 2002. The proceeds of the note were used to purchase fixed rate corporate and government bonds.

On December 31, 2002, Keyport Benefit Life Insurance Company ("KBL"), a wholly owned subsidiary of the Company, merged with and into Sun Life Insurance and Annuity Company of New York ("SLNY"), an affiliate. Keyport and its subsidiaries, including KBL, were purchased on October 31, 2001 by Sun Life of Canada (U.S.) Holding, Inc., an upstream parent of SLNY. On December 31, 2002, prior to the completion of the merger, the Company contributed capital in the amount of $30.15 million to KBL. Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), the parent of SLNY, contributed capital totaling $14.85 million to SLNY. These contributions were approved by the respective boards of directors in anticipation of the merger transaction. As a result of the merger, Sun Life (U.S.) continued to hold 2,000 shares of SLNY's common stock; however, the par value of the common stock was converted to $350 per share. In exchange for its investment in KBL, SLNY issued the Company 4,001 shares of its common stock valued at $350 per share. As a result of the share issuance and changes in par value, Sun Life (U.S.) ownership percentage of SLNY became 33%, with the Company holding the remaining 67%.

There were no material related party transactions during the two months ended December 31, 2001.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

13. Commitments and Contingencies

Leases

The Company leases data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2007. Rental expense amounted to $5.7 million, $7.1 million, and $6.5 million for the year ended December 31, 2002, the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively. The following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year at December 31, 2002 (in thousands):

2003	$ 5,267
2004	5,220
2005	5,080
2006	5,146
2007	4,769
Thereafter	1,241
$ 26,723

Legal Matters

The Company is involved at various times in litigation common to its business. In the opinion of management, provisions made for potential losses are adequate, and the resolution of any such litigation is not expected to have a material adverse effect on the Company's financial condition or its results of operations.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Investments

The Company has extended commitments to fund additional investments in private equity limited partnerships of $145.2 million.

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PART C

Item 24. Financial Statements and Exhibits

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(a)	Financial Statements:
Included in Part B:
Variable Account A:
Statement of Assets and Liabilities - December 31, 2002
Statement of Operations and Changes in Net Assets for the years ended December 31, 2002 and 2001
Notes to Financial Statements
Keyport Life Insurance Company:
Consolidated Balance Sheet - December 31, 2002 and 2001

Consolidated Income Statement for the year ended December 31, 2002, for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Consolidated Statement of Stockholder's Equity for the year ended December 31, 2002, for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Consolidated Statement of Cash Flows for the year ended December 31, 2002, for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Notes to Consolidated Financial Statements

(b)	Exhibits:

*	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

*	(3a)	Principal Underwriter's Agreement

*	(3b)	Specimen Agreement between Principal Underwriter and Dealer

*	(4a)	Form of Group Variable Annuity Contract of Keyport Life Insurance Company

*	(4b)	Form of Variable Annuity Certificate of Keyport Life Insurance Company

*	(4c)	Form of Tax-Sheltered Annuity Endorsement

*	(4d)	Form of Individual Retirement Annuity Endorsement

*	(4e)	Form of Corporate/Keogh 401(a) Plan Endorsement

***	(4f)	Specimen Group Variable Annuity Contract of Keyport Life Insurance Company

***	(4g)	Specimen Variable Annuity Certificate of Keyport Life Insurance Company

****	(4h)	Form of Individual Variable Annuity Contract of Keyport Life Insurance Company

****	(4i)	Specimen Individual Variable Annuity Contract of Keyport Life Insurance Company

****	(4j)	Specimen Group Exchange Program Endorsement

****	(4k)	Specimen Individual Exchange Program Endorsement

++	(4l)	Specimen Optional Enhanced Death Benefit Rider

++	(4m)	Specimen Optional Minimum Income Benefit Rider

*	(5a)	Form of Application for a Group Variable Annuity Contract

*	(5b)	Form of Application for a Group Variable Annuity Certificate

##	(6a)	Amended and Restated Articles of Incorporation of Keyport Life Insurance Company

##	(6b)	Amended and Restated By-Laws of Keyport Life Insurance Company

	(7)	Not applicable

**	(8a)	Form of Participation Agreement

++	(8b)	Participation Agreement Among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Life Insurance Company

+	(8c)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

++	(8d)	Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Keyport Life Insurance Company

##	(8e)	Participation Agreement as of June 30, 2001 Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Keyport Life Insurance Company

##	(8f)	Participation Agreement as of June 30, 2001 Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Keyport Life Insurance Company

***	(8g)	Participation Agreement Among MFS Variable Insurance Trust, Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

++++	(8h)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Keyport Life Insurance Company

++++	(8i)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Keyport Life Insurance Company

++++	(8j)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Life Insurance Company

#	(8k)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Keyport Life Insurance Company

+++	(9)	Opinion and Consent of Counsel

	(10)	Consents of Independent Auditors (filed herewith)

	(11)	Not applicable

	(12)	Not applicable

	(13)	Schedule for Computations of Performance Quotations (filed herewith)

	(14)	Not applicable

###	(15)	Chart of Affiliations

##	(16)	Powers of Attorney

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*	Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

**	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22, 1996.

***	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

****	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 333-1043) filed on or about July 30, 1997.

+	Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement (File No. 333-1043) filed on or about May 8, 1998.

++	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-75729) filed on or about June 16, 1999.

+++	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-84701) filed on or about December 10, 1999.

++++	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement (File No. 333-1043) filed on or about May 30, 2000.

#	Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement (File No. 333-1043) filed on or about October 16, 2000.

##	Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement (File No. 333-1043) filed on or about February 26, 2002.
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###	Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement (File No. 333-1043) filed on or about February 26, 2003.

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Item 25. Directors and Officers of the Depositor.

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Name and Principal	Positions and Offices
Business Address*	With Depositor

James C. Baillie	Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario MSK 1N2

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

C. James Prieur	Chairman and Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

Robert C. Salipante	President and Director
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

Donald A. Stewart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

William W. Stinson	Director
1001 13th Avenue S.W.
Calgary, Alberta Canada T2R 0L5

Claude A. Accum	Vice President and Chief Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Nancy L. Conlin	Vice President and Chief Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy and
One Sun Life Executive Park	Business Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Retirement Products and
112 Worcester Street	Services
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President & Chief Administrative and
One Sun Life Executive Park	Financial Officer & Treasurer
Wellesley Hills, MA 02481

James R. Smith	Vice President and Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources &
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

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Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

     The Depositor controls Keyport Financial Services Corp. ("KFSC"), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.

     The Depositor controls Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

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     The Depositor controls Sun Life Insurance and Annuity Company of New York ("Sun Life (NY)"), a New York corporation functioning as a life insurance company, through 67% stock ownership. Sun Life (NY) files separate financial statements.

     The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement (File No. 333-1043) filed on or about February 26, 2003.

Item 27. Number of Contract Owners.

     As of March 31, 2003, there were 4,735 qualified contract owners and 4,979 non-qualified contract owners.

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Item 28. Indemnification.

     Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

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     Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for the KMA Variable Account and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Separate Account and Independence Variable Life Separate Account of Independence Life and Annuity Company. KFSC receives no compensation for its services.

The directors and officers of Keyport Financial Services Corp. are:

Name and Principal	Position and Offices
Business Address*	with Underwriter

Robert C. Salipante	Director

Davey S. Scoon	Director, Vice President & Treasurer

Philip K. Polkinghorn	Director

Jane P. Wolak	President

Nancy C. Atherton	Assistant Vice President & Tax Officer

Norton A. Goss	Vice President and Chief Compliance Officer

Rogelio P. Japlit	Financial/Operations Officer

William T. Evers	Assistant Clerk

George E. Maden	Clerk

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* One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 30. Location of Accounts and Records.

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     Keyport Life Insurance Company, 112 Worcester Street, Wellesley Hills, 02481

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Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

     Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Wellesley Hills and State of Massachusetts, on this 28th day of April, 2003.

Variable Account A
(Registrant)

		BY:	Keyport Life Insurance Company
(Depositor)

		BY:	/s/ Robert C. Salipante
Robert C. Salipante
President

Attest:	/s/ Edward M. Shea
Edward M. Shea
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James C. Baillie*	/s/ Robert C. Salipante	April 28, 2003
James C. Baillie	Robert C. Salipante	Date
Director	President
(Principal Executive Officer)

/s/ David D. Horn*
David D. Horn	/s/ Davey S. Scoon	April 28, 2003
Director	Davey S. Scoon	Date
Vice President, Chief Financial and
Administrative Officer and Treasurer
(Principal Financial and Accounting Officer)

/s/ Robert C. Salipante
Robert C, Salipante
Director

/s/ C. James Prieur*
C. James Prieur
Director

/s/ S. Caesar Raboy*
S. Caesar Raboy
Director

/s/ David K. Stevenson
David K Stevenson
Director

/s/ Donald A. Stewart*
Donald A. Stewart
Director

/s/ William W. Stinson*
William W. Stinson
Director

*BY:	/s/ Edward M. Shea	April 28, 2003
	Edward M. Shea	Date
Attorney-in-Fact

* Edward M. Shea has signed this document on the indicated date on behalf of the above Directors of the Depositor pursuant to powers of attorney duly executed by such persons and incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2002.

EXHIBIT INDEX

Item		Page

(10)	Consents of Independent Auditors

(13)	Schedule for Computations of Performance Quotations

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